UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-10385
Pacific Life Funds
(Exact name of registrant as specified in charter)
700 Newport Center Drive, P.O. Box 7500
Newport Beach, CA 92660
(Address of principal executive offices) (Zip code)
Robin S. Yonis
Vice President and General Counsel of Pacific Life Funds
Pacific Life Fund Advisors LLC
700 Newport Center Drive, P.O. Box 9000
Newport Beach, CA 92660
(Name and address of agent for service)
Copies to:
Anthony H. Zacharski, Esq.
Dechert LLP
90 State House Square
Hartford, CT 06103
Registrant’s telephone number, including area code: 949-219-6767
Date of fiscal year end: March 31
Date of reporting period: December 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 Schedule of Investments — Schedule I.
PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.3%

PL International Value Fund ‘A’	303,825	$2,776,963
PL Large-Cap Value Fund ‘A’	739,535	7,424,928
PL Short Duration Bond Fund ‘A’	1,898,419	18,870,288
PL Floating Rate Loan Fund ‘A’	1,316,705	12,693,034
PL Growth LT Fund ‘A’	280,941	3,056,634
PL Mid-Cap Equity Fund ‘A’	534,842	4,305,475
PL International Large-Cap Fund ‘A’	235,548	3,243,501
PL Main Street® Core Fund ‘A’	360,728	3,091,436
PL Managed Bond Fund ‘A’	4,872,233	51,207,171
PL Inflation Managed Fund ‘A’	2,395,301	24,072,779
PL Large-Cap Growth Fund ‘A’ *	406,037	3,073,700
PL Comstock Fund ‘A’	414,676	4,179,932

Total Affiliated Mutual Funds (Cost $130,430,544)		137,995,841

TOTAL INVESTMENTS - 99.3% (Cost $130,430,544)		137,995,841

OTHER ASSETS & LIABILITIES, NET - 0.7%		1,042,167

NET ASSETS - 100.0%		$139,038,008

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.9%

PL International Value Fund ‘A’	510,530	$4,666,241
PL Large-Cap Value Fund ‘A’	1,081,854	10,861,812
PL Short Duration Bond Fund ‘A’	1,705,409	16,951,765
PL Floating Rate Loan Fund ‘A’	1,163,103	11,212,311
PL Growth LT Fund ‘A’	442,458	4,813,941
PL Mid-Cap Equity Fund ‘A’	786,176	6,328,719
PL International Large-Cap Fund ‘A’	571,401	7,868,191
PL Small-Cap Value Fund ‘A’	202,071	1,596,359
PL Main Street Core Fund ‘A’	1,278,107	10,953,379
PL Managed Bond Fund ‘A’	3,935,275	41,359,741
PL Inflation Managed Fund ‘A’	2,085,727	20,961,552
PL Large-Cap Growth Fund ‘A’ *	639,606	4,841,818
PL Comstock Fund ‘A’	932,019	9,394,754
PL Mid-Cap Growth Fund ‘A’	407,245	3,217,239

Total Affiliated Mutual Funds (Cost $152,290,252)		155,027,822

SHORT-TERM INVESTMENT - 0.3%

Money Market Fund - 0.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	433,051	433,051

Total Short-Term Investment (Cost $433,051)		433,051

TOTAL INVESTMENTS - 100.2% (Cost $152,723,303)		155,460,873

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(295,206)

NET ASSETS - 100.0%		$155,165,667

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.8%

PL Small-Cap Growth Fund ‘A’ *	606,919	$5,219,499
PL International Value Fund ‘A’	2,138,491	19,545,805
PL Large-Cap Value Fund ‘A’	4,834,396	48,537,334
PL Short Duration Bond Fund ‘A’	2,422,004	24,074,719
PL Floating Rate Loan Fund ‘A’	2,587,892	24,947,282
PL Growth LT Fund ‘A’	2,296,006	24,980,546
PL Mid-Cap Equity Fund ‘A’	3,719,356	29,940,817
PL International Large-Cap Fund ‘A’	2,156,373	29,693,251
PL Small-Cap Value Fund ‘A’	1,276,167	10,081,723
PL Main Street Core Fund ‘A’	5,143,427	44,079,170
PL Emerging Markets Fund ‘A’	1,257,611	14,965,569
PL Managed Bond Fund ‘A’	7,765,291	81,613,211
PL Inflation Managed Fund ‘A’	5,150,206	51,759,574
PL Large-Cap Growth Fund ‘A’ *	2,686,953	20,340,236
PL Comstock Fund ‘A’	3,887,840	39,189,424
PL Mid-Cap Growth Fund ‘A’	1,275,388	10,075,568
PL Real Estate Fund ‘A’	1,226,235	10,300,377

Total Affiliated Mutual Funds (Cost $503,180,051)		489,344,105

SHORT-TERM INVESTMENT - 0.0%

Money Market Fund - 0.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	238,245	238,245

Total Short-Term Investment (Cost $238,245)		238,245

TOTAL INVESTMENTS - 99.8% (Cost $503,418,296)		489,582,350

OTHER ASSETS & LIABILITIES, NET - 0.2%		842,665

NET ASSETS - 100.0%		$490,425,015

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Small-Cap Growth Fund ‘A’ *	1,136,505	$9,773,940
PL International Value Fund ‘A’	3,484,883	31,851,829
PL Large-Cap Value Fund ‘A’	5,521,412	55,434,977
PL Short Duration Bond Fund ‘A’	898,918	8,935,248
PL Growth LT Fund ‘A’	3,054,978	33,238,158
PL Mid-Cap Equity Fund ‘A’	4,667,616	37,574,306
PL International Large-Cap Fund ‘A’	2,711,585	37,338,534
PL Small-Cap Value Fund ‘A’	1,802,777	14,241,938
PL Main Street Core Fund ‘A’	5,960,413	51,080,736
PL Emerging Markets Fund ‘A’	1,598,025	19,016,495
PL Managed Bond Fund ‘A’	2,975,839	31,276,066
PL Inflation Managed Fund ‘A’	3,527,324	35,449,604
PL Large-Cap Growth Fund ‘A’ *	2,520,899	19,083,204
PL Comstock Fund ‘A’	4,144,777	41,779,357
PL Mid-Cap Growth Fund ‘A’	2,999,761	23,698,113
PL Real Estate Fund ‘A’	1,744,097	14,650,415

Total Affiliated Mutual Funds (Cost $490,267,397)		464,422,920

SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	502,885	502,885

Total Short-Term Investment (Cost $502,885)		502,885

TOTAL INVESTMENTS - 100.1% (Cost $490,770,282)		464,925,805

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(415,427)

NET ASSETS - 100.0%		$464,510,378

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Small-Cap Growth Fund ‘A’ *	933,937	$8,031,860
PL International Value Fund ‘A’	1,849,201	16,901,698
PL Large-Cap Value Fund ‘A’	2,270,658	22,797,405
PL Growth LT Fund ‘A’	1,435,119	15,614,099
PL Mid-Cap Equity Fund ‘A’	1,900,735	15,300,920
PL International Large-Cap Fund ‘A’	1,398,126	19,252,195
PL Small-Cap Value Fund ‘A’	1,236,113	9,765,292
PL Main Street Core Fund ‘A’	2,671,664	22,896,162
PL Emerging Markets Fund ‘A’	804,462	9,573,093
PL Managed Bond Fund ‘A’	525,931	5,527,535
PL Large-Cap Growth Fund ‘A’ *	978,889	7,410,186
PL Comstock Fund ‘A’	1,898,673	19,138,621
PL Mid-Cap Growth Fund ‘A’	1,481,974	11,707,597
PL Real Estate Fund ‘A’	879,146	7,384,827

Total Affiliated Mutual Funds (Cost $198,803,069)		191,301,490

SHORT-TERM INVESTMENT - 0.1%

Money Market Fund - 0.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	187,785	187,785

Total Short-Term Investment (Cost $187,785)		187,785

TOTAL INVESTMENTS - 100.1% (Cost $198,990,854)		191,489,275

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(227,696)

NET ASSETS - 100.0%		$191,261,579

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL MONEY MARKET FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 100.0%

Certificates of Deposit - 9.9%

Bank of Tokyo-Mitsubishi UFJ Ltd NY
0.220% due 02/26/10	$1,000,000	$999,969
0.240% due 02/26/10	500,000	499,984
0.260% due 01/05/10	250,000	250,002
BNP Paribas NY
0.290% due 03/08/10	750,000	750,110
Calyon NY
0.180% due 01/08/10	500,000	500,000
0.380% due 03/04/10	1,000,000	1,000,292

		4,000,357

Commercial Paper - 71.0%

Bank of Montreal (Canada)
0.190% due 03/16/10	1,500,000	1,499,414
Bank of Nova Scotia (Canada)
0.140% due 02/26/10	850,000	849,815
0.250% due 06/04/10	750,000	749,198
BNP Paribas Finance Inc
0.220% due 01/07/10	1,000,000	999,963
Dell Inc
0.230% due 03/04/10	500,000	499,802
0.250% due 03/23/10	500,000	499,719
E. ON AG (Germany)
0.200% due 02/16/10	500,000	499,872
Electricite de France SA (France)
0.140% due 01/04/10	750,000	749,991
ENI Finance USA Inc
0.180% due 02/11/10	750,000	749,846
FPL Group Capital Inc
0.150% due 01/20/10	1,500,000	1,499,881
GDF Suez (France)
0.190% due 02/01/10	1,000,000	999,836
0.190% due 02/02/10	850,000	849,856
Government of Canada (Canada)
0.310% due 01/12/10	500,000	499,953
0.340% due 05/25/10	500,000	499,320
0.430% due 03/31/10	750,000	749,203
John Deere Ltd (Canada)
0.130% due 01/13/10	500,000	499,978
Johnson & Johnson
0.270% due 08/06/10	500,000	499,186
0.270% due 08/09/10	750,000	748,763
JPMorgan Chase & Co
0.180% due 01/05/10	750,000	749,985
0.180% due 01/11/10	1,000,000	999,950
Massachusetts Mutual Life Insurance Co
0.220% due 01/14/10	1,000,000	999,921
National Australia Funding DE Inc
0.185% due 03/09/10	1,500,000	1,499,484
Nestle Capital Corp
0.360% due 02/16/10	1,000,000	999,540
0.550% due 04/19/10	900,000	898,515
0.700% due 02/16/10	500,000	499,553
NetJets Inc
0.100% due 01/06/10	250,000	249,997
Philip Morris International Inc
0.170% due 01/19/10	1,000,000	999,915
0.300% due 03/25/10	750,000	749,481
Province of British Columbia (Canada)
0.200% due 03/17/10	750,000	749,688
Royal Bank of Canada (Canada)
0.130% due 03/30/10	1,000,000	999,682
0.250% due 06/21/10	500,000	499,406
Societe Generale North America Inc
0.210% due 01/11/10	250,000	249,985
0.220% due 03/15/10	750,000	749,665
0.230% due 01/28/10	500,000	499,914
The Coca-Cola Co
0.200% due 05/13/10	1,000,000	999,267
Toyota Motor Credit Corp
0.390% due 03/01/10	500,000	499,680
Washington Gas Light Co
0.130% due 01/05/10	750,000	749,989

		28,587,213

Corporate Notes - 6.9%

Berkshire Hathaway Finance Corp
4.125% due 01/15/10	500,000	500,721
ConocoPhillips
8.750% due 05/25/10	250,000	258,364
Procter & Gamble International Funding SCA
0.525% due 02/08/10 §	1,000,000	1,000,000
Toyota Motor Credit Corp
0.384% due 07/19/10 §	750,000	750,000
Wal-Mart Stores Inc
4.750% due 08/15/10	250,000	256,425

		2,765,510

U.S. Treasury Bills - 4.9%

0.490% due 07/29/10	500,000	498,578
0.510% due 06/03/10	750,000	748,374
0.518% due 07/01/10	750,000	748,049

		1,995,001

	Shares
Money Market Fund - 7.3%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	2,934,059	2,934,059

Total Short-Term Investments (Amortized Cost $40,282,140)		40,282,140

TOTAL INVESTMENTS - 100.0% (Amortized Cost $40,282,140)		40,282,140

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(15,771)

NET ASSETS - 100.0%		$40,266,369

Note to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.8%

Consumer Discretionary - 14.9%

Aeropostale Inc *	4,120	$140,286
American Public Education Inc *	6,400	219,904
AnnTaylor Stores Corp *	9,950	135,718
Chico’s FAS Inc *	8,775	123,289
Choice Hotels International Inc	5,300	167,798
Coldwater Creek Inc *	18,200	81,172
Dana Holding Corp *	19,050	206,502
Fossil Inc *	4,600	154,376
Interval Leisure Group Inc *	9,865	123,017
J. Crew Group Inc *	5,230	233,990
Life Time Fitness Inc *	6,870	171,269
LKQ Corp *	11,350	222,347
McCormick & Schmick’s Seafood Restaurants Inc *	10,075	70,122
Penn National Gaming Inc *	8,400	228,312
Phillips-Van Heusen Corp	3,450	140,346
Shutterfly Inc *	8,975	159,845
The Cheesecake Factory Inc *	10,600	228,854
The Children’s Place Retail Stores Inc *	4,430	146,234
Tupperware Brands Corp	5,125	238,671
Williams-Sonoma Inc	9,000	187,020
WMS Industries Inc *	5,490	219,600

		3,598,672

Consumer Staples - 2.3%

Central European Distribution Corp *	5,725	162,647
Flowers Foods Inc	9,105	216,335
The Hain Celestial Group Inc *	10,235	174,097

		553,079

Energy - 4.1%

Acergy SA ADR (Luxemburg)	11,250	175,613
Concho Resources Inc *	5,000	224,500
Dril-Quip Inc *	2,165	122,279
Mariner Energy Inc *	9,890	114,823
Patriot Coal Corp *	12,720	196,651
Quicksilver Resources Inc *	9,845	147,773

		981,639

Financials - 4.9%

Boston Private Financial Holdings Inc	9,225	53,228
Brookline Bancorp Inc	16,510	163,614
Cohen & Steers Inc	6,750	154,170
Columbia Banking System Inc	7,750	125,395
Knight Capital Group Inc ‘A’ *	8,150	125,510
Lazard Ltd ‘A’ (Bermuda)	5,990	227,440
Ocwen Financial Corp *	13,900	133,023
Platinum Underwriters Holdings Ltd (Bermuda)	5,260	201,405

		1,183,785

Health Care - 22.3%

AGA Medical Holdings Inc *	4,950	73,112
Alexion Pharmaceuticals Inc *	3,400	165,988
AMERIGROUP Corp *	9,540	257,198
Auxilium Pharmaceuticals Inc *	8,305	248,984
Bruker Corp *	17,490	210,929
Cyberonics Inc *	5,180	105,879
Gentiva Health Services Inc *	11,130	300,621
Human Genome Sciences Inc *	9,750	298,350
ICON PLC ADR (Ireland) *	5,665	123,100
Insulet Corp *	13,770	196,636
Inverness Medical Innovations Inc *	6,655	276,249
LifePoint Hospitals Inc *	6,400	208,064
Masimo Corp *	3,475	105,710
Medicis Pharmaceutical Corp ‘A’	10,180	275,369
Medidata Solutions Inc *	14,800	230,880
NuVasive Inc *	5,350	171,093
Optimer Pharmaceuticals Inc *	18,210	205,409
OSI Pharmaceuticals Inc *	4,965	154,064
Owens & Minor Inc	4,405	189,107
PAREXEL International Corp *	16,575	233,708
PharMerica Corp *	11,845	188,099
Savient Pharmaceuticals Inc *	14,695	199,999
Select Medical Holdings Corp *	22,150	235,233
Sirona Dental Systems Inc *	6,050	192,027
Thoratec Corp *	8,570	230,704
United Therapeutics Corp *	2,960	155,844
Wright Medical Group Inc *	7,760	147,052

		5,379,408

Industrials - 16.2%

Actuant Corp ‘A’	11,245	208,370
Aecom Technology Corp *	6,635	182,463
AirTran Holdings Inc *	25,580	133,528
BE Aerospace Inc *	11,945	280,708
CLARCOR Inc	5,540	179,718
Dollar Thrifty Automotive Group Inc *	6,750	172,868
Esterline Technologies Corp *	6,430	262,151
FTI Consulting Inc *	5,060	238,630
Genco Shipping & Trading Ltd *	3,875	86,723
Genesee & Wyoming Inc ‘A’ *	5,620	183,437
GrafTech International Ltd *	14,100	219,255
RBC Bearings Inc *	9,865	240,015
Resources Connection Inc *	7,075	150,132
SYKES Enterprises Inc *	8,800	224,136
Tetra Tech Inc *	5,250	142,643
The Geo Group Inc *	11,830	258,840
Waste Connections Inc *	8,990	299,547
Watson Wyatt Worldwide Inc ‘A’ *	3,450	163,944
Woodward Governor Co	10,830	279,089

		3,906,197

Information Technology - 23.8%

ANSYS Inc *	6,220	270,321
Aruba Networks Inc *	12,200	130,052
Atheros Communications Inc *	9,095	311,413
Brocade Communications Systems Inc *	28,715	219,095
Concur Technologies Inc *	4,650	198,788
Finisar Corp *	17,750	158,330
GSI Commerce Inc *	11,090	281,575
Informatica Corp *	11,550	298,683
LogMeIn Inc *	7,515	149,924
Mellanox Technologies Ltd (Israel) *	11,640	219,530
Monolithic Power Systems Inc *	9,595	229,992
Netlogic Microsystems Inc *	5,865	271,315
NICE Systems Ltd ADR (Israel) *	7,095	220,229
Novellus Systems Inc *	9,700	226,398
OpenTable Inc *	4,240	107,950
Palm Inc *	8,000	80,320
Pegasystems Inc	8,030	273,020
QLogic Corp *	10,750	202,853
SkillSoft PLC ADR (Ireland) *	26,465	277,353
Skyworks Solutions Inc *	19,230	272,874
SolarWinds Inc *	11,410	262,544
Solera Holdings Inc	7,165	258,012
Taleo Corp ‘A’ *	8,774	206,364
VanceInfo Technologies Inc ADR (Cayman) *	3,731	71,673
VistaPrint NV (Netherlands) *	4,775	270,552
Wright Express Corp *	8,215	261,730

		5,730,890

Materials - 3.0%

Gammon Gold Inc (Canada) *	10,350	113,954
Huntsman Corp	14,250	160,883

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL SMALL-CAP GROWTH FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

	Shares	Value
Louisiana-Pacific Corp *	21,200	$147,976
Rockwood Holdings Inc *	6,450	151,962
Silgan Holdings Inc	2,745	158,881

		733,656

Telecommunication Services - 2.1%

SBA Communications Corp ‘A’ *	8,300	283,528
Syniverse Holdings Inc *	12,385	216,490

		500,018

Utilities - 1.2%

ITC Holdings Corp	5,380	280,238

Total Common Stocks (Cost $18,231,785)		22,847,582

SHORT-TERM INVESTMENT - 5.3%

Money Market Fund - 5.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,277,001	1,277,001

Total Short-Term Investment (Cost $1,277,001)		1,277,001

TOTAL INVESTMENTS - 100.1% (Cost $19,508,786)		24,124,583

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(35,623)

NET ASSETS - 100.0%		$24,088,960

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Belgium - 0.0%

Fortis Bank AS Exp. 12/31/49 * +	34,832	$—

Total Rights (Cost $0)		—

COMMON STOCKS - 96.4%

Australia - 5.8%

Amcor Ltd +	73,641	409,984
Australia & New Zealand Banking Group Ltd +	35,500	723,433
Bendigo and Adelaide Bank Ltd +	33,500	294,061
BHP Billiton Ltd +	11,800	451,546
Fairfax Media Ltd +	168,100	261,279
Lend Lease Corp Ltd +	22,100	204,004
Macquarie Group Ltd +	13,000	557,000
Macquarie Infrastructure Group +	210,802	251,072
National Australia Bank Ltd +	35,222	859,559
Qantas Airways Ltd +	101,758	271,500
Telstra Corp Ltd +	65,000	199,834

		4,483,272

Austria - 0.6%

OMV AG +	10,200	447,537

Bermuda - 0.8%

Catlin Group Ltd +	31,400	171,933
Esprit Holdings Ltd +	40,502	268,714
Noble Group Ltd +	92,000	211,025

		651,672

Canada - 2.0%

Canadian Imperial Bank of Commerce	3,364	219,206
National Bank of Canada	3,200	184,317
Nexen Inc	19,326	466,034
Suncor Energy Inc	13,312	473,624
Talisman Energy Inc	10,800	203,329

		1,546,510

Denmark - 1.1%

Carlsberg AS ‘B’ +	4,125	303,660
Danske Bank AS +	22,800	511,846

		815,506

Finland - 1.2%

Nokia OYJ +	71,000	918,029

France - 12.6%

BNP Paribas +	12,548	995,282
Casino Guichard-Perrachon SA +	3,700	329,652
Cie de Saint-Gobain +	11,100	602,133
Credit Agricole SA +	39,803	698,537
Electricite de France +	8,100	481,410
France Telecom SA +	29,300	732,156
Klepierre REIT +	7,300	295,761
Lagardere SCA +	14,500	587,040
Sanofi-Aventis SA +	15,201	1,195,449
Societe Generale +	15,427	1,071,867
Total SA +	15,856	1,018,429
Unibail-Rodamco SE REIT +	2,500	549,199
Vallourec SA +	3,674	664,694
Vivendi +	19,280	572,225

		9,793,834

Germany - 12.0%

Allianz SE +	9,410	1,166,463
BASF SE +	12,900	798,389
Bayer AG +	12,700	1,016,298
Bayerische Motoren Werke AG +	11,400	518,954
Celesio AG +	6,300	159,518
Daimler AG +	6,700	356,866
Deutsche Bank AG +	13,100	926,300
Deutsche Post AG +	24,020	464,229
Deutsche Telekom AG +	52,800	774,566
E.ON AG +	28,296	1,187,697
Metro AG +	8,100	494,689
Muenchener Rueckversicherungs AG +	4,261	663,692
RWE AG +	3,283	318,590
ThyssenKrupp AG +	12,500	469,903

		9,316,154

Hong Kong - 0.5%

New World Development Ltd +	201,000	409,518

Italy - 4.2%

Banca Popolare di Milano SCARL +	34,300	243,693
Enel SPA +	62,700	362,994
ENI SPA +	36,089	919,034
Intesa Sanpaolo SPA +	56,300	253,351
Telecom Italia SPA +	337,900	527,105
Telecom Italia SPA RNC +	233,000	258,790
UniCredit SPA + *	193,243	646,158

		3,211,125

Japan - 18.1%

Aeon Co Ltd +	47,500	385,540
Ajinomoto Co Inc +	26,000	244,711
Astellas Pharma Inc +	4,200	156,697
Canon Inc +	6,300	267,992
East Japan Railway Co +	2,300	145,546
Elpida Memory Inc * +	9,700	158,090
ITOCHU Corp +	60,000	443,206
JFE Holdings Inc +	12,400	490,158
KDDI Corp +	73	386,660
Kirin Holdings Co Ltd +	25,000	400,925
Kyocera Corp +	5,900	519,616
Kyushu Electric Power Co Inc +	20,900	430,476
Medipal Holdings Corp Ltd +	26,900	333,419
Mitsubishi Corp + *	27,900	694,950
Mitsubishi Materials Corp + *	142,000	347,301
Mitsubishi UFJ Financial Group Inc +	63,900	314,758
Mitsui & Co Ltd +	35,800	507,863
Mitsui Fudosan Co Ltd +	32,000	541,063
Mizuho Financial Group Inc +	106,000	190,620
Murata Manufacturing Co Ltd +	10,500	524,026
Namco Bandai Holdings Inc +	22,500	214,943
Nippon Oil Corp +	28,000	129,811
Nippon Shokubai Co Ltd +	22,000	189,120
Nippon Telegraph & Telephone Corp +	17,600	695,254
Nissan Motor Co Ltd + *	100,400	882,307
NTT DoCoMo Inc +	172	240,024
ORIX Corp +	6,970	474,547
Sharp Corp +	40,000	505,132
Sony Corp +	21,000	610,507
Sumitomo Mitsui Financial Group Inc +	22,100	634,168
The Furukawa Electric Co Ltd +	60,000	250,579
The Tokyo Electric Power Co Inc +	17,400	436,713
Tokyo Gas Co Ltd +	58,000	231,515

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

	Shares	Value
Toshiba Corp + *	133,000	$738,004
West Japan Railway Co +	85	284,975

		14,001,216

Netherlands - 2.3%

ING Groep NV CVA + *	27,149	261,455
Koninklijke Ahold NV +	39,300	520,673
Koninklijke DSM NV +	6,400	314,454
Randstad Holding NV + *	14,300	711,529

		1,808,111

New Zealand - 0.9%

Fletcher Building Ltd +	61,900	355,400
Telecom Corp of New Zealand Ltd +	187,085	337,406

		692,806

Norway - 0.9%

StatoilHydro ASA +	28,650	714,520

Spain - 3.7%

Banco Bilbao Vizcaya Argentaria SA +	12,200	222,345
Banco Santander SA +	83,027	1,371,992
Telefonica SA +	45,500	1,273,500

		2,867,837

Sweden - 0.7%

Svenska Cellulosa AB ‘B’ +	4,900	65,330
Telefonaktiebolaget LM Ericsson ‘B’ +	28,000	257,769
Volvo AB ‘B’ +	24,850	213,139

		536,238

Switzerland - 4.9%

Adecco SA +	10,500	579,232
Credit Suisse Group AG +	5,379	266,483
Nestle SA +	23,739	1,152,140
Novartis AG +	22,427	1,224,722
Roche Holding AG +	1,200	205,216
Zurich Financial Services AG +	1,660	362,915

		3,790,708

United Kingdom - 24.1%

Arriva PLC +	23,300	185,879
Associated British Foods PLC +	14,900	197,534
AstraZeneca PLC +	19,022	893,980
Aviva PLC +	40,038	254,687
BAE Systems PLC +	17,000	98,390
Barclays PLC +	136,883	603,168
BP PLC +	151,498	1,462,889
British American Tobacco PLC +	18,700	607,063
Centrica PLC +	73,100	331,109
Charter International PLC +	26,700	309,301
Drax Group PLC +	34,700	231,339
GKN PLC + *	164,600	308,291
GlaxoSmithKline PLC +	57,400	1,217,216
HSBC Holdings PLC (LI) +	75,116	856,947
IMI PLC +	41,900	349,500
Kazakhmys PLC + *	19,700	417,118
Kingfisher PLC +	47,800	175,961
Lloyds Banking Group PLC +	792,937	637,979
Marks & Spencer Group PLC +	80,600	520,752
Old Mutual PLC * +	280,500	491,210
Pearson PLC +	36,800	527,636
Premier Foods PLC +	310,100	177,807
Prudential PLC +	19,645	201,091
Rio Tinto PLC +	14,800	799,151
Rolls-Royce Group PLC * +	71,100	553,685
Rolls-Royce Group PLC ‘C’ * +	4,266,000	6,890
Royal Dutch Shell PLC ‘A’ (XAMS) +	64,035	1,929,500
Thomas Cook Group PLC +	93,500	345,405
Tomkins PLC +	95,400	296,458
TUI Travel PLC +	93,400	382,783
Vodafone Group PLC +	687,271	1,591,519
Wolseley PLC + *	21,600	432,363
WPP PLC +	55,800	545,740
Xstrata PLC + *	40,020	713,798

		18,654,139

Total Common Stocks (Cost $71,304,061)		74,658,732

SHORT-TERM INVESTMENT - 3.0%

Money Market Fund - 3.0%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	2,320,316	2,320,316

Total Short-Term Investment (Cost $2,320,316)		2,320,316

TOTAL INVESTMENTS - 99.4% (Cost $73,624,377)		76,979,048

OTHER ASSETS & LIABILITIES, NET - 0.6%		469,886

NET ASSETS - 100.0%		$77,448,934

Notes to Schedule of Investments

(a)	As of December 31, 2009, the Fund was diversified as a percentage of net assets as follows:

Financials	24.9%
Industrials	11.0%
Energy	10.0%
Consumer Discretionary	9.8%
Telecommunication Services	9.1%
Health Care	8.3%
Materials	7.5%
Consumer Staples	6.2%
Utilities	5.2%
Information Technology	4.4%
Short-Term Investment	3.0%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Securities with a total aggregate market value of $73,112,222 or 94.4% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL INTERNATIONAL VALUE FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

(c)	Open futures contracts outstanding as of December 31, 2009 were as follows:

	Number of	Notional	Unrealized
Long Futures Outstanding	Contracts	Amount	Appreciation

Dow Jones EURO STOXX 50 (03/10)	14	EUR 398,020	$32,111

(d)	As of December 31, 2009, $150,808 in cash was segregated with the broker(s)/custodian for open futures contracts.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL LARGE-CAP VALUE FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.4%

Bank of America Corp 10.000% *	35,800	$534,136

Total Convertible Preferred Stocks (Cost $537,000)		534,136

COMMON STOCKS - 95.5%

Consumer Discretionary - 15.0%

DISH Network Corp ‘A’ *	125,600	2,608,712
McDonald’s Corp	48,050	3,000,242
News Corp ‘A’	229,490	3,141,718
Scripps Networks Interactive Inc ‘A’	37,150	1,541,725
SES SA FDR (Luxembourg) +	96,300	2,169,376
Target Corp	48,400	2,341,108
The Home Depot Inc	94,960	2,747,193
Time Warner Cable Inc	42,595	1,763,007
Time Warner Inc	103,863	3,026,568

		22,339,649

Consumer Staples - 14.7%

Altria Group Inc	62,980	1,236,297
CVS Caremark Corp	47,090	1,516,769
Kimberly-Clark Corp	68,300	4,351,393
Kraft Foods Inc ‘A’	52,351	1,422,900
Lorillard Inc	21,280	1,707,294
Philip Morris International Inc	81,000	3,903,390
The Procter & Gamble Co	25,630	1,553,947
Unilever PLC ADR (United Kingdom)	79,580	2,538,602
Wal-Mart Stores Inc	66,610	3,560,305

		21,790,897

Energy - 14.7%

Devon Energy Corp	20,430	1,501,605
El Paso Corp	333,300	3,276,339
Exxon Mobil Corp	51,150	3,487,919
Halliburton Co	79,880	2,403,589
Royal Dutch Shell PLC ADR (United Kingdom)	31,220	1,876,634
Suncor Energy Inc (Canada)	72,670	2,565,978
Total SA ADR (France)	80,790	5,173,792
Transocean Ltd (Switzerland) *	18,448	1,527,494

		21,813,350

Financials - 20.9%

American Express Co	57,610	2,334,357
Bank of America Corp	267,540	4,029,152
Capital One Financial Corp	34,740	1,331,932
JPMorgan Chase & Co	107,550	4,481,609
Loews Corp	82,950	3,015,233
Marsh & McLennan Cos Inc	89,161	1,968,675
State Street Corp	34,180	1,488,197
The Bank of New York Mellon Corp	44,762	1,251,993
The Chubb Corp	48,530	2,386,705
The Travelers Cos Inc	73,090	3,644,267
Wells Fargo & Co	188,470	5,086,805

		31,018,925

Health Care - 10.1%

Abbott Laboratories	36,780	1,985,752
Johnson & Johnson	36,690	2,363,203
Merck & Co Inc	46,100	1,684,494
Novartis AG ADR (Switzerland)	52,810	2,874,448
Pfizer Inc	80,590	1,465,932
Roche Holding AG (Switzerland) +	9,370	1,602,391
UnitedHealth Group Inc	46,610	1,420,673
WellPoint Inc *	26,550	1,547,600

		14,944,493

Industrials - 5.5%

General Electric Co	187,620	2,838,691
Raytheon Co	43,200	2,225,664
United Technologies Corp	45,770	3,176,896

		8,241,251

Information Technology - 5.7%

AOL Inc *	9,442	219,810
Hewlett-Packard Co	36,900	1,900,719
International Business Machines Corp	25,410	3,326,169
Microsoft Corp	97,750	2,980,398

		8,427,096

Materials - 1.5%

Air Products & Chemicals Inc	27,100	2,196,726

Telecommunication Services - 5.0%

AT&T Inc	78,747	2,207,278
CenturyTel Inc	62,260	2,254,435
Verizon Communications Inc	88,050	2,917,097

		7,378,810

Utilities - 2.4%

Sempra Energy	62,930	3,522,819

Total Common Stocks (Cost $128,014,270)		141,674,016

SHORT-TERM INVESTMENT - 4.1%

Money Market Fund - 4.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	6,073,576	6,073,576

Total Short-Term Investment (Cost $6,073,576)		6,073,576

TOTAL INVESTMENTS - 100.0% (Cost $134,624,846)		148,281,728

OTHER ASSETS & LIABILITIES, NET - 0.0%		41,539

NET ASSETS - 100.0%		$148,323,267

Note to Schedule of Investments

(a)	Securities with a total aggregate market value of $3,771,767 or 2.5% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Principal
	Amount	Value
CORPORATE BONDS & NOTES - 37.7%

Consumer Discretionary - 2.0%

Comcast Corp
5.850% due 01/15/10	$250,000	$250,279
Cox Communications Inc
4.625% due 01/15/10	150,000	150,126
Reed Elsevier Capital Inc
4.625% due 06/15/12	375,000	390,028
Time Warner Cable Inc
5.400% due 07/02/12	381,000	407,310
Time Warner Inc
6.750% due 04/15/11	150,000	158,974

		1,356,717

Consumer Staples - 1.7%

Anheuser-Busch InBev Worldwide Inc
3.000% due 10/15/12 ~ Δ	250,000	251,338
7.200% due 01/15/14 ~	175,000	198,654
CVS Caremark Corp
1.756% due 09/10/10 §	150,000	151,317
General Mills Inc
6.000% due 02/15/12	200,000	216,043
The Kroger Co
6.750% due 04/15/12	100,000	109,279
Wal-Mart Stores Inc
3.200% due 05/15/14	250,000	254,846

		1,181,477

Energy - 0.7%

Enterprise Products Operating LLC
4.600% due 08/01/12	150,000	158,509
6.375% due 02/01/13	100,000	108,284
7.625% due 02/15/12	100,000	110,589
XTO Energy Inc
5.900% due 08/01/12	100,000	109,633

		487,015

Financials - 24.9%

African Development Bank (Multi-National)
1.750% due 10/01/12	600,000	596,494
American General Finance Corp
4.875% due 05/15/10	250,000	246,564
ANZ Capital Trust Inc
4.484% ± ~	250,000	250,013
Bank of America Corp
0.451% due 06/22/12 §	1,200,000	1,207,471
2.100% due 04/30/12	1,000,000	1,009,800
BB&T Corp
3.850% due 07/27/12	250,000	258,921
Citigroup Funding Inc
2.125% due 07/12/12	200,000	201,668
Citigroup Inc
2.125% due 04/30/12	2,300,000	2,325,939
Dexia Credit Local (France)
2.375% due 09/23/11 ~	600,000	612,577
General Electric Capital Corp
2.000% due 09/28/12	800,000	801,565
2.125% due 12/21/12	100,000	100,164
2.625% due 12/28/12	1,000,000	1,019,141
General Motors Acceptance Corp LLC
1.750% due 10/30/12	1,600,000	1,590,672
2.200% due 12/19/12	500,000	503,316
Greater Bay Bancorp
5.125% due 04/15/10	100,000	101,246
Kreditanstalt fuer Wiederaufbau (Germany)
2.500% due 05/28/13	700,000	707,319
3.750% due 06/27/11	800,000	831,027
LeasePlan Corp NV (Netherlands)
3.000% due 05/07/12 ~	300,000	307,349
Merrill Lynch & Co Inc
6.050% due 08/15/12	125,000	133,985
Morgan Stanley
5.050% due 01/21/11	250,000	259,363
PNC Funding Corp
1.875% due 06/22/11	600,000	606,325
Rabobank Nederland NV (Netherlands)
4.200% due 05/13/14 ~	150,000	155,378
Reinsurance Group of America Inc
6.750% due 12/15/11	175,000	186,326
Sovereign Bank
5.125% due 03/15/13	350,000	353,428
Suncorp-Metway Ltd (Australia)
1.534% due 04/15/11 § ~	900,000	913,603
The Bear Stearns Cos Inc LLC
6.950% due 08/10/12	500,000	558,974
The Charles Schwab Corp
4.950% due 06/01/14	125,000	131,997
US Central Federal Credit Union
1.250% due 10/19/11	500,000	500,084
1.900% due 10/19/12	300,000	299,968
Waddell & Reed Financial Inc
5.600% due 01/15/11	150,000	154,375
WEA Finance LLC
5.400% due 10/01/12 ~	75,000	79,610
Western Corporate Federal Credit Union
1.750% due 11/02/12	200,000	199,238

		17,203,900

Health Care - 1.4%

Express Scripts Inc
5.250% due 06/15/12	225,000	239,222
Merck & Co Inc
1.875% due 06/30/11	125,000	126,224
Roche Holdings Inc
5.000% due 03/01/14 ~	225,000	240,940
UnitedHealth Group Inc
5.125% due 11/15/10	350,000	362,187

		968,573

Industrials - 0.4%

John Deere Capital Corp
5.400% due 04/07/10	250,000	253,338

Information Technology - 0.5%

Hewlett-Packard Co
2.250% due 05/27/11	350,000	355,092

Telecommunication Services - 4.6%

BellSouth Corp
4.950% due 04/26/10 ~	700,000	708,874
Deutsche Telekom International Finance BV (Netherlands)
8.500% due 06/15/10	200,000	206,708
France Telecom SA (France)
7.750% due 03/01/11	150,000	160,811
Rogers Communications Inc (Canada)
5.500% due 03/15/14	50,000	53,627
6.250% due 06/15/13	50,000	54,815
6.375% due 03/01/14	125,000	138,527
Telefonica Emisiones SAU (Spain)
5.855% due 02/04/13	350,000	378,431
Telefonica Europe BV (Netherlands)
7.750% due 09/15/10	100,000	104,629

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

	Principal
	Amount	Value
Verizon Wireless Capital LLC
3.750% due 05/20/11	$775,000	$799,422
Vodafone Group PLC (United Kingdom)
5.350% due 02/27/12	550,000	587,109

		3,192,953

Utilities - 1.5%

CenterPoint Energy Resources Corp
7.875% due 04/01/13	75,000	84,539
Commonwealth Edison Co
4.740% due 08/15/10	175,000	178,758
Duke Energy Corp
6.300% due 02/01/14	225,000	247,638
FirstEnergy Corp
6.450% due 11/15/11	5,000	5,364
MidAmerican Energy Holdings Co
5.000% due 02/15/14	250,000	262,584
Progress Energy Inc
6.050% due 03/15/14	150,000	164,367
Southern Co
0.683% due 10/21/11 §	125,000	125,404

		1,068,654

Total Corporate Bonds & Notes (Cost $25,686,519)		26,067,719

MORTGAGE-BACKED SECURITIES - 20.8%

Collateralized Mortgage Obligations - Residential - 6.4%

Citimortgage Alternative Loan Trust
6.000% due 12/25/36 “	603,978	426,704
Fannie Mae
0.676% due 02/25/37 “ §	622,746	610,178
1.071% due 04/25/48 “ §	383,164	382,369
5.000% due 08/25/19 “	1,196,665	1,266,981
Freddie Mac
0.583% due 11/15/36 “ §	527,171	523,297
4.500% due 07/15/22 “	906,332	944,053
Structured Adjustable Rate Mortgage Loan Trust
3.049% due 11/25/34 “ §	335,001	271,675

		4,425,257

Fannie Mae - 8.8%

3.117% due 09/01/34 “ §	1,238,901	1,273,561
4.500% due 06/01/13 “	61,466	63,225
4.500% due 09/01/20 “	68,165	70,772
4.500% due 06/01/23 “	669,568	690,359
5.000% due 07/01/19 “	16,229	17,080
5.000% due 08/01/19 “	16,233	17,085
5.000% due 08/01/19 “	10,472	11,021
5.000% due 08/01/19 “	9,620	10,125
5.000% due 09/01/19 “	36,556	38,474
5.000% due 09/01/19 “	15,336	16,140
5.000% due 09/01/19 “	12,721	13,388
5.000% due 09/01/19 “	19,103	20,105
5.000% due 09/01/19 “	11,376	11,973
5.000% due 10/01/19 “	9,345	9,835
5.000% due 10/01/19 “	10,110	10,640
5.000% due 10/01/19 “	32,672	34,386
5.000% due 10/01/19 “	12,173	12,812
5.000% due 10/01/19 “	12,640	13,303
5.000% due 10/01/19 “	17,744	18,675
5.000% due 10/01/19 “	38,644	40,671
5.000% due 10/01/19 “	27,803	29,262
5.000% due 11/01/19 “	11,936	12,562
5.000% due 11/01/19 “	15,116	15,910
5.000% due 11/01/19 “	11,161	11,747
5.000% due 11/01/19 “	16,440	17,302
5.000% due 11/01/19 “	10,417	10,963
5.000% due 11/01/19 “	10,721	11,283
5.000% due 12/01/19 “	32,428	34,130
5.000% due 12/01/19 “	17,355	18,265
5.000% due 12/01/19 “	28,089	29,563
5.000% due 12/01/19 “	33,537	35,297
5.000% due 12/01/19 “	16,826	17,708
5.000% due 12/01/19 “	21,660	22,796
5.000% due 12/01/19 “	18,306	19,267
5.000% due 12/01/19 “	16,367	17,226
5.000% due 12/01/19 “	30,687	32,297
5.000% due 12/01/19 “	15,255	16,056
5.000% due 12/01/19 “	13,810	14,534
5.000% due 12/01/19 “	14,904	15,686
5.000% due 12/01/19 “	27,855	29,317
5.000% due 12/01/19 “	11,538	12,144
5.000% due 01/01/20 “	32,502	34,208
5.000% due 01/01/20 “	12,370	13,003
5.000% due 01/01/20 “	11,485	12,088
5.000% due 01/01/20 “	9,596	10,099
5.000% due 01/01/20 “	29,570	31,122
5.000% due 02/01/20 “	40,452	42,575
5.000% due 02/01/20 “	18,116	19,066
5.000% due 10/01/39 “	298,551	306,730
6.000% due 10/01/21 “	1,846,979	1,979,678
6.000% due 03/01/36 “	113,977	121,083
6.000% due 11/01/36 “	319,801	339,738
6.000% due 02/01/38 “	333,484	353,806

		6,080,141

Freddie Mac - 5.6%

5.000% due 11/01/16 “	6,747	7,112
5.000% due 01/01/17 “	9,060	9,550
5.000% due 01/01/17 “	4,784	5,044
5.000% due 02/01/17 “	9,991	10,531
5.000% due 02/01/17 “	3,904	4,116
5.000% due 02/01/17 “	8,075	8,513
5.000% due 02/01/17 “	6,320	6,662
5.000% due 03/01/17 “	7,136	7,522
5.000% due 03/01/17 “	10,034	10,579
5.000% due 04/01/17 “	9,105	9,600
5.000% due 04/01/17 “	5,289	5,576
5.000% due 04/01/17 “	10,666	11,246
5.000% due 04/01/17 “	12,890	13,591
5.000% due 04/01/17 “	4,981	5,251
5.000% due 04/01/17 “	10,016	10,561
5.000% due 09/01/17 “	8,836	9,317
5.000% due 09/01/17 “	7,983	8,417
5.000% due 09/01/17 “	2,004	2,113
5.000% due 09/01/17 “	8,394	8,850
5.000% due 09/01/17 “	5,371	5,663
5.000% due 09/01/17 “	7,610	8,024
5.000% due 09/01/17 “	6,193	6,530
5.000% due 09/01/17 “	31,341	33,044
5.000% due 09/01/17 “	12,972	13,676
5.000% due 09/01/17 “	10,721	11,304
5.000% due 09/01/17 “	5,156	5,436
5.000% due 09/01/17 “	26,499	27,938
5.000% due 09/01/17 “	11,781	12,421
5.000% due 10/01/17 “	12,012	12,665
5.000% due 10/01/17 “	16,875	17,792
5.000% due 10/01/17 “	7,477	7,883
5.000% due 10/01/17 “	11,359	11,976
5.000% due 10/01/17 “	8,345	8,798
5.000% due 10/01/17 “	10,034	10,579
5.000% due 10/01/17 “	13,243	13,962
5.000% due 10/01/17 “	12,779	13,473
5.000% due 10/01/17 “	8,475	8,935
5.000% due 10/01/17 “	11,722	12,359
5.000% due 10/01/17 “	69,208	72,969
5.000% due 10/01/17 “	6,829	7,200

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

	Principal
	Amount	Value
5.000% due 10/01/17 “	$15,674	$16,525
5.000% due 10/01/17 “	7,321	7,719
5.000% due 10/01/17 “	55,617	58,645
5.000% due 10/01/17 “	10,791	11,377
5.000% due 10/01/17 “	12,471	13,149
5.000% due 11/01/17 “	12,412	13,087
5.000% due 11/01/17 “	7,110	7,496
5.000% due 11/01/17 “	7,751	8,172
5.000% due 11/01/17 “	6,147	6,481
5.000% due 11/01/17 “	7,728	8,148
5.000% due 11/01/17 “	12,422	13,097
5.000% due 11/01/17 “	9,659	10,184
5.000% due 11/01/17 “	12,847	13,545
5.000% due 11/01/17 “	138,454	145,992
5.000% due 12/01/17 “	9,691	10,218
5.000% due 12/01/17 “	11,757	12,396
5.000% due 12/01/17 “	6,531	6,886
5.000% due 12/01/17 “	6,557	6,914
5.000% due 12/01/17 “	10,252	10,809
5.000% due 12/01/17 “	13,089	13,801
5.000% due 12/01/17 “	8,018	8,454
5.000% due 12/01/17 “	13,281	14,002
5.000% due 12/01/17 “	6,341	6,685
5.000% due 12/01/17 “	9,947	10,487
5.000% due 12/01/17 “	6,345	6,690
5.000% due 01/01/18 “	9,473	9,987
5.000% due 01/01/18 “	7,921	8,352
5.000% due 01/01/18 “	9,968	10,507
5.000% due 01/01/18 “	8,211	8,657
5.000% due 01/01/18 “	10,270	10,828
5.000% due 01/01/18 “	8,429	8,887
5.000% due 01/01/18 “	7,885	8,314
5.000% due 01/01/18 “	11,622	12,250
5.000% due 01/01/18 “	8,307	8,756
5.000% due 01/01/18 “	226,815	239,158
5.000% due 02/01/18 “	6,492	6,842
5.000% due 02/01/18 “	6,881	7,253
5.000% due 02/01/18 “	5,995	6,318
5.000% due 02/01/18 “	112,543	118,624
5.000% due 02/01/18 “	6,877	7,249
5.000% due 02/01/18 “	11,211	11,817
5.000% due 02/01/18 “	12,125	12,784
5.000% due 02/01/18 “	8,940	9,423
5.000% due 02/01/18 “	10,352	10,912
5.000% due 02/01/18 “	9,350	9,855
5.000% due 02/01/18 “	7,822	8,247
5.000% due 02/01/18 “	21,458	22,624
5.000% due 02/01/18 “	12,865	13,564
5.000% due 02/01/18 “	8,403	8,859
5.000% due 02/01/18 “	9,110	9,605
5.000% due 02/01/18 “	4,687	4,942
5.000% due 02/01/18 “	10,810	11,398
5.000% due 02/01/18 “	176,782	186,400
5.000% due 03/01/18 “	10,840	11,425
5.000% due 03/01/18 “	10,770	11,352
5.000% due 03/01/18 “	6,079	6,407
5.000% due 03/01/18 “	17,554	18,502
5.000% due 03/01/18 “	10,161	10,710
5.000% due 03/01/18 “	13,180	13,892
5.000% due 03/01/18 “	7,734	8,152
5.000% due 03/01/18 “	8,193	8,639
5.000% due 03/01/18 “	10,915	11,504
5.000% due 03/01/18 “	11,946	12,595
5.000% due 03/01/18 “	6,693	7,056
5.000% due 03/01/18 “	10,626	11,203
5.000% due 03/01/18 “	9,241	9,740
5.000% due 03/01/18 “	68,198	71,883
5.000% due 03/01/18 “	11,570	12,198
5.000% due 03/01/18 “	8,721	9,192
5.000% due 03/01/18 “	8,019	8,452
5.000% due 03/01/18 “	11,696	12,332
5.000% due 03/01/18 “	28,609	30,155
5.000% due 03/01/18 “	9,824	10,355
5.000% due 03/01/18 “	8,055	8,490
5.000% due 03/01/18 “	10,748	11,329
5.000% due 03/01/18 “	9,829	10,363
5.000% due 03/01/18 “	3,494	3,684
5.000% due 03/01/18 “	14,217	14,989
5.000% due 03/01/18 “	6,947	7,322
5.000% due 03/01/18 “	477,868	503,867
5.000% due 03/01/18 “	9,238	9,737
5.000% due 03/01/18 “	9,059	9,551
5.000% due 04/01/18 “	7,940	8,371
5.000% due 04/01/18 “	12,811	13,507
5.000% due 04/01/18 “	7,641	8,054
5.000% due 04/01/18 “	5,723	6,034
5.000% due 04/01/18 “	12,042	12,696
5.000% due 04/01/18 “	13,072	13,782
5.000% due 04/01/18 “	10,413	10,978
5.000% due 04/01/18 “	12,291	12,955
5.000% due 04/01/18 “	9,948	10,485
5.000% due 04/01/18 “	12,964	13,664
5.000% due 04/01/18 “	7,952	8,381
5.000% due 04/01/18 “	8,959	9,443
5.000% due 04/01/18 “	6,879	7,251
5.000% due 04/01/18 “	6,763	7,128
5.000% due 04/01/18 “	5,379	5,670
5.000% due 04/01/18 “	10,278	10,837
5.000% due 04/01/18 “	12,459	13,132
5.000% due 04/01/18 “	12,522	13,203
5.000% due 05/01/18 “	12,470	13,147
5.000% due 05/01/18 “	12,572	13,252
5.000% due 05/01/18 “	8,304	8,753
5.000% due 05/01/18 “	11,863	12,504
5.000% due 05/01/18 “	10,126	10,673
5.000% due 05/01/18 “	20,488	21,601
5.000% due 05/01/18 “	22,140	23,343
5.000% due 05/01/18 “	62,425	65,815
5.000% due 05/01/18 “	10,240	10,794
5.000% due 06/01/18 “	10,930	11,520
5.000% due 06/01/18 “	7,936	8,364
5.000% due 06/01/18 “	11,972	12,619
5.000% due 07/01/18 “	8,795	9,270
5.000% due 07/01/18 “	13,794	14,540
5.000% due 07/01/18 “	10,468	11,034
5.000% due 07/01/18 “	11,073	11,671
5.000% due 09/01/18 “	9,823	10,354
5.000% due 09/01/18 “	9,555	10,071
5.000% due 10/01/18 “	9,570	10,087
5.000% due 10/01/18 “	8,005	8,437
5.000% due 10/01/18 “	10,538	11,107
5.000% due 10/01/18 “	10,414	10,976
5.000% due 11/01/18 “	9,941	10,478
5.000% due 11/01/18 “	12,695	13,381
5.000% due 11/01/18 “	8,351	8,802
5.000% due 11/01/18 “	7,999	8,431
5.000% due 12/01/18 “	10,216	10,768
5.000% due 12/01/18 “	11,986	12,634
5.000% due 12/01/18 “	8,901	9,382
5.000% due 01/01/19 “	8,833	9,310
5.000% due 03/01/19 “	9,563	10,068
5.000% due 10/01/39 “	99,653	102,306
5.000% due 10/01/39 “	199,904	205,225
5.000% due 10/01/39 “	199,213	204,515
5.500% due 01/01/20 “	58,835	62,712
5.500% due 01/01/20 “	42,656	45,467
5.500% due 05/01/20 “	44,082	46,988
5.500% due 07/01/20 “	39,415	42,013

		3,893,208

Total Mortgage-Backed Securities (Cost $14,499,318)		14,398,606

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL SHORT DURATION BOND FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES - 3.1%

Bank of America Auto Trust
1.670% due 12/15/13 “ ~ Δ	$500,000	$495,877
Chase Issuance Trust
4.960% due 09/17/12 “	1,000,000	1,030,356
Ford Credit Auto Owner Trust
1.510% due 01/15/14 “	600,000	597,047

Total Asset-Backed Securities (Cost $2,099,763)		2,123,280

U.S. GOVERNMENT AGENCY ISSUES - 18.3%

Fannie Mae
2.000% due 03/02/11	1,000,000	1,002,846
2.050% due 04/01/11	1,000,000	1,004,377
4.680% due 06/15/11	1,800,000	1,895,951
Federal Home Loan Bank
3.125% due 06/10/11 ‡	2,500,000	2,569,955
3.750% due 09/09/11	1,000,000	1,045,239
Freddie Mac
2.000% due 02/25/11	1,500,000	1,502,892
2.000% due 03/16/11	1,100,000	1,102,797
2.050% due 03/09/11	2,500,000	2,506,655

Total U.S. Government Agency Issues (Cost $12,447,107)		12,630,712

U.S. TREASURY OBLIGATIONS - 10.1%

U.S. Treasury Inflation Protected Securities - 7.8%

0.875% due 04/15/10 ^	1,597,498	1,604,861
1.875% due 07/15/13 ^	588,490	620,535
2.375% due 04/15/11 ^	108,909	112,261
3.500% due 01/15/11 ^	869,428	902,915
4.250% due 01/15/10 ^	2,184,245	2,189,535

		5,430,107

U.S. Treasury Notes - 2.3%

1.000% due 12/31/11	1,500,000	1,496,252
1.375% due 11/15/12	100,000	99,313

		1,595,565

Total U.S. Treasury Obligations (Cost $6,996,922)		7,025,672

FOREIGN GOVERNMENT BONDS & NOTES - 0.6%

Societe Financement de l’Economie Francaise (France)
2.000% due 02/25/11 ~	400,000	405,088

Total Foreign Government Bonds & Notes (Cost $401,174)		405,088

	Shares
SHORT-TERM INVESTMENT - 8.6%

Money Market Fund - 8.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,954,011	5,954,011

Total Short-Term Investment (Cost $5,954,011)		5,954,011

TOTAL INVESTMENTS - 99.2% (Cost $68,084,814)		68,605,088

OTHER ASSETS & LIABILITIES, NET - 0.8%		520,886

NET ASSETS - 100.0%		$69,125,974

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of December 31, 2009 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

Eurodollar (01/10)	8	$8,000,000	$930
Eurodollar (03/10)	1	1,000,000	(165)
Eurodollar (06/10)	14	14,000,000	12,640
Eurodollar (09/11)	2	2,000,000	3,020
Eurodollar (12/11)	2	2,000,000	2,845
U.S. Treasury 2-Year Notes (03/10)	124	24,800,000	(144,109)

Short Futures Outstanding
U.S. Treasury 5-Year Notes (03/10)	39	3,900,000	84,719
U.S. Treasury 10-Year Notes (03/10)	10	1,000,000	28,611
U.S. Treasury 30-Year Bonds (03/10)	6	600,000	21,460
U.S. Treasury 30-Year Bonds (03/10)	4	400,000	(1,007)

			$8,944

(b)	As of December 31, 2009, securities with a total aggregate market value of $339,234 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(c)	1.1% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Principal
	Amount	Value
SENIOR LOAN NOTES - 85.4%

Consumer Discretionary - 36.1%

Aramark Corp
2.130% due 01/26/14 §	$454,154	$430,815
(Facility Letter of Credit)
2.310% due 01/26/14 §	29,867	28,333
Asurion Corp (1st Lien)
3.240% due 07/03/14 §	498,750	478,039
Burlington Coat Factory Warehouse Corp
2.510% due 05/28/13 §	496,556	462,264
Catalina Marketing Corp (Initial Term Loan)
2.980% due 10/01/14 §	980,873	928,151
Cedar Fair LP
2.230% due 08/30/12 §	96,958	96,110
Cedar Fair LP Term B
4.230% due 08/30/14 §	387,929	384,810
Cengage Learning Acquisitions Inc
2.750% due 07/03/14 §	994,911	907,359
Charter Communications Operating LLC (New Term Loan)
2.260% due 03/06/14 §	993,664	933,354
Cumulus Media Inc (Replacement Term Loan)
4.230% due 06/11/14 §	104,958	88,493
due 06/11/14 § ∞	462,351	389,820
Dana Holding Corp (Advance)
7.250% due 01/30/15 §	498,724	478,463
Dollar General Corp Tranche B-1
3.010% due 07/07/14 §	497,500	481,020
DSW Holdings Inc
4.250% due 03/02/12 §	500,000	437,500
Federal-Mogul Corp Tranche B
2.170% due 12/29/14 §	660,477	557,278
Federal-Mogul Corp Tranche C
2.170% due 12/28/15 §	336,978	284,325
Ford Motor Co Tranche B-1
3.290% due 12/15/13 §	996,159	923,225
Guitar Center Inc
3.740% due 10/09/14 §	503,030	428,026
Harland Clarke Holding Corp Tranche B
2.750% due 06/30/14 §	992,366	828,274
Kronos Inc (Initial Term Loan 1st Lien)
2.250% due 06/11/14 §	488,526	456,161
Las Vegas Sands LLC (Delayed Draw I Term Loan)
2.010% due 05/23/14 §	167,233	146,994
Las Vegas Sands LLC Tranche B
2.010% due 05/23/14 §	827,674	727,509
Metro-Goldwyn-Mayer Inc Tranche B
20.500% due 04/09/12 § Ω	497,416	321,579
35.500% due 04/09/12 § Ω	997,409	644,825
MGM MIRAGE Inc (Advance)
due 10/03/11 § ∞	500,000	437,500
MGM MIRAGE Inc (Revolver)
due 10/03/11 § ∞	500,000	468,035
Michaels Stores Inc Term B-1
2.560% due 10/31/13 §	212,601	193,644
Michaels Stores Inc Term B-2
4.810% due 07/31/16 §	286,113	271,004
Nielsen Finance LLC ‘A’ (Dollar Term Loan)
2.230% due 08/09/13 §	638,459	601,109
Nielsen Finance LLC ‘B’ (Dollar Term Loan)
3.980% due 05/01/16 §	317,208	299,920
Regal Cinemas Corp (New Term Loan)
4.000% due 10/27/13 §	879,146	877,937
Sabre Inc (Initial Term Loan)
2.490% due 09/30/14 §	1,000,000	906,785
TWCC Holding Corp
7.250% due 09/14/15 §	496,231	501,970
Univision Communications Inc (Initial Term Loan)
2.500% due 09/29/14 §	500,000	435,625
VML U.S. Finance LLC Term B (Delayed Draw Project Loan)
4.760% due 05/25/12 §	153,119	145,612
VML U.S. Finance LLC Term B (Funded Project Loan)
4.760% due 05/27/13 §	683,299	649,797

		17,631,665

Consumer Staples - 3.0%

Revlon Consumer Products Corp
4.260% due 01/15/12 §	1,000,000	982,320
Sturm Foods Inc (Initial Term Loan 1st Lien)
2.810% due 01/31/14 §	493,440	472,881

		1,455,201

Energy - 4.1%

Calumet Lubricants Co LP (Credit-Linked Letter of Credit)
due 01/03/15 § ∞	78,952	69,872
Calumet Lubricants Co LP
due 01/03/15 § ∞	586,195	518,782
Coffeyville Resources LLC Tranche D
8.500% due 12/30/13 §	535,951	539,134
Venoco Inc
4.250% due 05/07/14 §	988,971	893,471

		2,021,259

Financials - 4.7%

First Data Corp Tranche B-1 (Initial Term Loan)
2.980% due 09/24/14 §	784,160	698,882
HUB International Ltd (Delayed Draw Term Loan)
2.750% due 06/13/14 §	180,055	165,651
HUB International Ltd (Initial Term Loan)
2.750% due 06/13/14 §	801,046	736,962
Spirit Finance Corp
3.280% due 08/01/13 §	1,000,000	671,250

		2,272,745

Health Care - 9.1%

Aveta Inc (Acquisition Term Loan)
5.490% due 08/22/11 §	317,252	311,503
Aveta Inc (New Term Loan)
5.490% due 08/22/11 §	57,508	56,466
Aveta Inc (Original Term Loan)
5.490% due 08/22/11 §	490,745	481,852
CHS/Community Health Systems Inc (Delayed Draw Term Loan)
2.510% due 07/25/14 §	24,270	22,840
CHS/Community Health Systems Inc (Funded Term Loan)
2.510% due 07/25/14 §	474,833	450,868
HCA Inc Tranche B1
2.500% due 11/18/13 §	686,221	658,090
IM US Holdings LLC (2nd Lien)
4.480% due 06/26/15 §	500,000	486,250
Life Technologies Corp Term B (Borrowing)
5.250% due 11/23/15 §	642,500	647,855
Mylan Inc Tranche B
3.550% due 10/02/14 §	457,545	449,015
Warner Chilcott Co LLC Term A
5.500% due 10/30/14 §	338,983	339,881

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

	Principal
	Amount	Value
Warner Chilcott Co LLC Term B-1
5.750% due 04/30/15 §	$169,492	$169,941
Warner Chilcott Co LLC Term B-2
5.750% due 04/30/15 §	372,881	373,870

		4,448,431

Industrials - 4.0%

AWAS Capital Inc (1st Lien)
2.000% due 03/24/13 §	449,613	415,892
Delta Air Lines Inc
8.750% due 09/27/13 §	498,750	499,062
US Airways Group Inc
2.780% due 03/21/14 §	1,500,000	1,042,973

		1,957,927

Information Technology - 7.0%

Affiliated Computer Services Inc
2.230% due 03/20/13 §	173,402	172,190
Affiliated Computer Services Inc (First Securities Repurchase Increase Loan)
2.230% due 03/20/13 §	324,016	321,751
Brocade Communication Systems Inc Term Loan (Borrowing)
7.000% due 10/07/13 §	455,599	460,727
CCS Inc
3.230% due 11/14/14 §	497,462	417,453
CDW Corp
4.230% due 10/10/14 §	498,520	430,527
due 10/10/14 § ∞	498,747	430,723
SunGard Data Systems Inc Tranche B
3.900% due 02/28/16 §	739,001	720,219
Vertafore Inc Term B-2 (Original)
5.500% due 07/31/14 §	493,856	481,509

		3,435,099

Materials - 6.0%

Consolidated Container Co LLC (2nd Lien)
due 09/28/14 § ∞	500,000	416,875
Lyondell Chemical Co (Dutch Revolving Credit Loan) Tranche A
due 12/20/13 § ∞	9,121	6,792
Lyondell Chemical Co (Primary Revolving Credit Loan)
due 12/20/13 § ∞	20,773	15,469
Lyondell Chemical Co Dutch Tranche A (Dollar Term Loan)
due 12/20/13 § ∞	9,121	6,792
Lyondell Chemical Co Tranche A (Dollar Term Loan)
due 12/20/13 § ∞	39,579	29,472
Lyondell Chemical Co Tranche B-1 (Dollar Term Loan)
due 12/22/14 § ∞	69,009	51,387
Lyondell Chemical Co Tranche B-1 (German Euro Term Loan)
due 12/22/14 § ∞	15,903	11,842
Lyondell Chemical Co Tranche B-2 (Dollar Term Loan)
due 12/22/14 § ∞	69,009	51,387
Lyondell Chemical Co Tranche B-2 (German Euro Term Loan)
due 12/22/14 § ∞	15,903	11,842
Lyondell Chemical Co Tranche B-3 (Dollar Term Loan)
due 12/22/14 § ∞	69,009	51,387
Lyondell Chemical Co Tranche B-3 (German Euro Term Loan)
due 12/22/14 § ∞	15,903	11,842
Nalco Co
6.500% due 05/13/16 §	497,500	503,719
Solutia Inc
7.250% due 02/28/14 §	350,703	356,930
Texas Petrochemical LP Term B
2.880% due 06/27/13 §	827,391	746,720
Texas Petrochemical LP Term B (Incremental)
2.880% due 06/27/13 §	162,464	146,624
W.R. Grace & Co (5 Year Revolver)
due 04/01/10 § ∞	142,857	243,214
W.R. Grace & Co (Revolving Credit Loan)
due 04/01/10 § ∞	142,857	243,214

		2,905,508

Telecommunication Services - 6.5%

Avaya Inc
3.010% due 10/24/14 §	497,439	431,737
Digicel International Finance Limited Tranche A
2.810% due 03/30/12 § Δ	916,675	882,300
Digicel International Finance Limited Tranche A-T&T
due 09/30/12 § ∞ Δ	500,000	481,250
Level 3 Financing Inc Tranche A
2.530% due 03/13/14 §	500,000	455,418
MetroPCS Wireless Inc Tranche B
2.540% due 11/03/13 §	984,733	944,359

		3,195,064

Utilities - 4.9%

Calpine Corp (1st Priority)
3.140% due 03/29/14 §	163,164	155,023
Coleto Creek Power LP (2nd Lien)
4.230% due 06/28/13 §	965,000	710,481
Dynegy Holdings Inc (Facility Term Loan)
3.990% due 04/02/13 §	462,572	446,151
Dynegy Holdings Inc Tranche B
3.990% due 04/02/13 §	37,237	35,915
Texas Competitive Electric Holdings Co LLC
Tranche B2 (Initial Term Loan)
3.730% due 10/10/14 §	1,280,353	1,043,091

		2,390,661

Total Senior Loan Notes (Cost $41,111,572)		41,713,560

	Shares
SHORT-TERM INVESTMENT - 22.1%

Money Market Fund - 22.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	10,815,330	10,815,330

Total Short-Term Investment (Cost $10,815,330)		10,815,330

TOTAL INVESTMENTS - 107.5% (Cost $51,926,902)		52,528,890

OTHER ASSETS & LIABILITIES, NET - (7.5%)		(3,658,520)

NET ASSETS - 100.0%		$48,870,370

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL FLOATING RATE LOAN FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

Notes to Schedule of Investments

(a)	Senior Loan Notes with a total aggregate market value of $966,404 or 2.0% of the net assets were in default as of December 31, 2009.

(b)	2.8% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.3%

Financials - 0.3%

Bank of America Corp 10.000% *	20,815	$310,560

Total Convertible Preferred Stocks (Cost $312,225)		310,560

PREFERRED STOCKS - 1.8%

Energy - 1.8%

Petroleo Brasileiro SA ADR (Brazil)	35,351	1,498,529

Total Preferred Stocks (Cost $1,333,124)		1,498,529

COMMON STOCKS - 92.2%

Consumer Discretionary - 4.6%

Adidas AG (Germany) +	8,040	435,490
CBS Corp ‘B’	52,930	743,666
Crown Ltd (Australia) +	93,757	670,858
Lamar Advertising Co ‘A’ *	10,580	328,932
McDonald’s Corp	8,647	539,919
The Home Depot Inc	39,365	1,138,829

		3,857,694

Consumer Staples - 12.8%

Altria Group Inc	18,150	356,284
Anheuser-Busch InBev NV (Belgium) +	79,325	4,106,426
Anheuser-Busch InBev NV Strip VVPR (Belgium) *	110,992	796
Colgate-Palmolive Co	11,945	981,282
CVS Caremark Corp	41,276	1,329,500
Diageo PLC (United Kingdom) +	30,157	526,122
Kimberly-Clark Corp	4,145	264,078
Reckitt Benckiser Group PLC (United Kingdom) +	12,040	651,725
Tesco PLC (United Kingdom) +	249,648	1,722,265
The Coca-Cola Co	13,465	767,505

		10,705,983

Energy - 8.0%

Apache Corp	5,360	552,991
EOG Resources Inc	28,345	2,757,968
Occidental Petroleum Corp	33,210	2,701,633
XTO Energy Inc	13,810	642,579

		6,655,171

Financials - 7.5%

ACE Ltd (Switzerland)	15,115	761,796
Bank of America Corp	17,349	261,276
Berkshire Hathaway Inc ‘B’ *	260	854,360
ICICI Bank Ltd ADR (India)	14,965	564,330
JPMorgan Chase & Co	29,438	1,226,681
T. Rowe Price Group Inc	18,870	1,004,827
The Goldman Sachs Group Inc	9,215	1,555,861

		6,229,131

Health Care - 10.8%

Baxter International Inc	14,925	875,799
Bristol-Myers Squibb Co	27,950	705,737
Celgene Corp *	41,245	2,296,522
Covidien PLC (Ireland)	39,665	1,899,557
Gilead Sciences Inc *	29,760	1,288,013
Roche Holding AG (Switzerland) +	6,890	1,178,279
St. Jude Medical Inc *	12,463	458,389
UnitedHealth Group Inc ‡	10,870	331,318

		9,033,614

Industrials - 10.0%

C.H. Robinson Worldwide Inc	8,820	517,999
Canadian National Railway Co (Canada)	20,391	1,108,455
Danaher Corp	16,590	1,247,568
Emerson Electric Co	16,770	714,402
Expeditors International of Washington Inc	17,645	612,811
Illinois Tool Works Inc	8,240	395,438
Northrop Grumman Corp	5,600	312,760
Precision Castparts Corp	10,845	1,196,746
Tyco International Ltd (Switzerland)	33,810	1,206,341
United Parcel Service Inc ‘B’	9,580	549,605
United Technologies Corp	7,125	494,546

		8,356,671

Information Technology - 29.8%

Amphenol Corp ‘A’	16,435	758,968
Apple Inc *	17,880	3,770,177
Cisco Systems Inc *	122,355	2,929,179
Corning Inc	30,860	595,907
eBay Inc *	56,355	1,326,597
Google Inc ‘A’ *	2,810	1,742,144
International Business Machines Corp	22,320	2,921,688
KLA-Tencor Corp	35,359	1,278,581
Marvell Technology Group Ltd (Bermuda) *	73,330	1,521,597
Microsoft Corp	39,895	1,216,398
Motorola Inc *	47,050	365,108
Oracle Corp	88,230	2,165,164
QUALCOMM Inc	30,475	1,409,773
Research In Motion Ltd (Canada) *	6,850	462,649
Symantec Corp *	33,065	591,533
Taiwan Semiconductor Manufacturing Co Ltd (Taiwan) +	376,449	758,723
Texas Instruments Inc	8,569	223,308
Yahoo! Inc *	54,445	913,587

		24,951,081

Materials - 4.1%

Agnico-Eagle Mines Ltd (Canada)	4,635	250,290
Monsanto Co	4,935	403,436
Newmont Mining Corp	8,435	399,060
Potash Corp of Saskatchewan Inc (Canada)	6,640	720,440
Praxair Inc	12,915	1,037,204
Weyerhaeuser Co	14,385	620,569

		3,430,999

Telecommunication Services - 4.0%

Crown Castle International Corp *	85,315	3,330,698

Utilities - 0.6%

NRG Energy Inc *	22,405	528,982

Total Common Stocks (Cost $59,742,622)		77,080,024

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL GROWTH LT FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 5.4%

Money Market Fund - 5.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,498,276	$4,498,276

Total Short-Term Investment (Cost $4,498,276)		4,498,276

TOTAL INVESTMENTS - 99.7% (Cost $65,886,247)		83,387,389

OTHER ASSETS & LIABILITIES, NET - 0.3%		213,839

NET ASSETS - 100.0%		$83,601,228

Notes to Schedule of Investments

(a)	Securities with a total aggregate market value of $10,049,888 or 12.0% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(b)	Forward foreign currency contracts outstanding as of December 31, 2009 were as follows:

		Principal
Contracts		Amount
to Buy or		Covered by		Unrealized
to Sell	Currency	Contracts	Expiration	Appreciation

Sell	AUD	335,000	01/10	$7,767
Sell	AUD	168,000	02/10	1,539
Sell	CHF	600,000	01/10	4,709
Sell	EUR	1,335,000	01/10	93,410
Sell	EUR	750,000	02/10	31,436
Sell	GBP	438,000	01/10	19,799
Sell	GBP	675,000	02/10	9,262

				$167,922

(c)	Transactions in written options for the period ended December 31, 2009 were as follows:

	Number of
	Contracts	Premium

Outstanding, March 31, 2009	—	$—
Call Options Written	54	2,289
Put Options Written	19	8,578
Put Options Expired	(19)	(8,578)

Outstanding, December 31, 2009	54	$2,289

(d)	Premiums received and value of written options outstanding as of December 31, 2009 were as follows:
Options on Securities

	Strike	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value

Call — (NASDAQ) UnitedHealth Group Inc (01/10)	$34.00	01/16/10	GSC	54	$2,289	$351

(e)	As of December 31, 2009, a security with a total aggregate market value of $331,318 was partially segregated with the broker(s)/custodian to cover written options.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL MID-CAP EQUITY FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.2%

Consumer Discretionary - 17.0%

American Eagle Outfitters Inc	61,800	$1,049,364
Apollo Group Inc ‘A’ *	8,300	502,814
AutoZone Inc *	7,100	1,122,297
Burger King Holdings Inc	102,800	1,934,696
Cablevision Systems Corp ‘A’	29,400	759,108
Family Dollar Stores Inc	80,300	2,234,749
Genuine Parts Co	48,900	1,856,244
J.C. Penney Co Inc	68,300	1,817,463
Mattel Inc	150,000	2,997,000
Viacom Inc ‘B’ *	57,400	1,706,502

		15,980,237

Consumer Staples - 6.2%

Avon Products Inc	18,300	576,450
Campbell Soup Co	16,500	557,700
McCormick & Co Inc	47,700	1,723,401
Molson Coors Brewing Co ‘B’	43,900	1,982,524
Ralcorp Holdings Inc *	15,600	931,476

		5,771,551

Energy - 7.8%

Holly Corp	70,100	1,796,663
Massey Energy Co	18,080	759,541
Patterson-UTI Energy Inc	47,600	730,660
Smith International Inc	17,100	464,607
The Williams Cos Inc	75,120	1,583,530
Tidewater Inc	30,100	1,443,295
Valero Energy Corp	32,600	546,050

		7,324,346

Financials - 14.1%

Ameriprise Financial Inc	54,810	2,127,724
City National Corp	35,500	1,618,800
Fifth Third Bancorp	62,500	609,375
Hudson City Bancorp Inc	59,850	821,741
Marsh & McLennan Cos Inc	20,800	459,264
Northern Trust Corp	23,600	1,236,640
NYSE Euronext	18,700	473,110
PartnerRe Ltd (Bermuda)	12,500	933,250
Public Storage REIT	13,600	1,107,720
RenaissanceRe Holdings Ltd (Bermuda)	26,440	1,405,286
The St. Joe Co *	42,100	1,216,269
UDR Inc REIT	72,400	1,190,256

		13,199,435

Health Care - 11.8%

CareFusion Corp *	55,350	1,384,303
Hospira Inc *	24,300	1,239,300
Life Technologies Corp *	26,087	1,362,524
Omnicare Inc	56,000	1,354,640
Talecris Biotherapeutics Holdings Corp *	87,400	1,946,398
Teleflex Inc	22,400	1,207,136
Warner Chilcott PLC ‘A’ (Ireland) *	45,400	1,292,538
Zimmer Holdings Inc *	21,600	1,276,776

		11,063,615

Industrials - 11.7%

Corrections Corp of America *	70,400	1,728,320
Covanta Holding Corp *	79,650	1,440,868
Dover Corp	53,440	2,223,638
Foster Wheeler AG (Switzerland) *	27,800	818,432
Parker-Hannifin Corp	25,400	1,368,552
Republic Services Inc	71,800	2,032,658
Spirit AeroSystems Holdings Inc ‘A’ *	68,000	1,350,480

		10,962,948

Information Technology - 15.4%

Agilent Technologies Inc *	21,300	661,791
Analog Devices Inc	29,700	937,926
BMC Software Inc *	31,400	1,259,140
DST Systems Inc *	25,600	1,114,880
Fidelity National Information Services Inc	59,400	1,392,336
Ingram Micro Inc ‘A’ *	117,890	2,057,181
Intuit Inc *	45,700	1,403,447
Juniper Networks Inc *	22,400	597,408
NetApp Inc *	28,900	993,871
NeuStar Inc ‘A’ *	40,700	937,728
Symantec Corp *	106,200	1,899,918
VeriSign Inc *	49,300	1,195,032

		14,450,658

Materials - 9.7%

Air Products & Chemicals Inc	19,200	1,556,352
Ball Corp	63,860	3,301,562
Cliffs Natural Resources Inc	25,300	1,166,077
Compass Minerals International Inc	19,500	1,310,205
Packaging Corp of America	36,500	839,865
RPM International Inc	44,500	904,685

		9,078,746

Utilities - 3.5%

American Electric Power Co Inc	55,500	1,930,845
Energen Corp	29,900	1,399,320

		3,330,165

Total Common Stocks (Cost $79,922,659)		91,161,701

SHORT-TERM INVESTMENT - 3.7%

Money Market Fund - 3.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,423,263	3,423,263

Total Short-Term Investment (Cost $3,423,263)		3,423,263

TOTAL INVESTMENTS - 100.9% (Cost $83,345,922)		94,584,964

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(818,133)

NET ASSETS - 100.0%		$93,766,831

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.9%

Austria - 0.5%

Erste Bank Group AG +	13,886	$515,988

Bermuda - 0.8%

Li & Fung Ltd +	183,200	757,429

Canada - 2.5%

Canadian National Railway Co	44,550	2,421,738

Czech Republic - 0.7%

Komercni Banka AS +	3,011	645,191

France - 19.1%

Air Liquide SA +	15,474	1,840,288
AXA SA +	81,330	1,909,544
Danone SA +	24,015	1,472,163
GDF Suez +	46,525	2,015,509
Legrand SA +	30,990	862,502
LVMH Moet Hennessy Louis Vuitton SA +	32,890	3,687,878
Pernod-Ricard SA +	19,768	1,690,419
Schneider Electric SA +	25,326	2,944,719
Total SA +	24,990	1,605,105
Vivendi +	31,375	931,201

		18,959,328

Germany - 11.8%

Bayer AG +	30,999	2,480,648
Beiersdorf AG +	17,390	1,146,163
Deutsche Boerse AG +	18,240	1,510,446
E.ON AG +	20,242	849,638
Linde AG +	29,240	3,522,898
Merck KGaA +	14,790	1,386,824
SAP AG +	16,460	784,699

		11,681,316

Hong Kong - 0.6%

CNOOC Ltd +	394,000	613,829

India - 1.6%

Infosys Technologies Ltd ADR	28,380	1,568,563

Italy - 0.7%

Intesa Sanpaolo SPA * +	158,262	712,182

Japan - 11.4%

Aeon Credit Service Co Ltd +	41,600	401,609
Canon Inc +	40,850	1,737,697
FANUC Ltd +	12,800	1,192,986
Hirose Electric Co Ltd +	5,000	524,251
HOYA Corp +	74,300	1,982,512
INPEX Corp +	236	1,784,421
Kao Corp +	15,300	358,582
Konica Minolta Holdings Inc +	51,000	525,566
Lawson Inc +	23,300	1,029,050
Shin-Etsu Chemical Co Ltd +	22,900	1,292,896
Tokyo Electron Ltd +	7,700	494,248

		11,323,818

Mexico - 0.8%

America Movil SAB de CV ‘L’ ADR	16,360	768,593

Netherlands - 7.3%

Heineken NV +	61,420	2,915,821
ING Groep NV CVA* +	99,600	959,186
TNT NV +	56,863	1,747,028
Wolters Kluwer NV +	72,850	1,593,207

		7,215,242

Singapore - 1.0%

Singapore Telecommunications Ltd +	469,380	1,033,864

South Africa - 0.6%

MTN Group Ltd +	39,250	624,717

South Korea - 1.4%

Samsung Electronics Co Ltd +	2,033	1,394,089

Switzerland - 15.2%

Actelion Ltd * +	8,263	441,330
Cie Financiere Richemont SA ‘A’ +	35,995	1,210,399
Givaudan SA +	2,450	1,960,405
Julius Baer Group Ltd	43,324	1,523,638
Nestle SA +	84,735	4,112,498
Roche Holding AG +	25,140	4,299,264
Sonova Holding AG +	3,996	484,116
Swiss Reinsurance Ltd +	9,555	457,729
UBS AG * +	37,554	584,799

		15,074,178

Taiwan - 1.3%

Taiwan Semiconductor Manufacturing Co Ltd ADR	108,210	1,237,922

United Kingdom - 18.5%

BHP Billiton PLC +	20,470	652,582
Burberry Group PLC +	88,920	854,041
Diageo PLC +	129,370	2,257,001
GlaxoSmithKline PLC +	12,340	261,680
Hays PLC +	275,020	459,894
HSBC Holdings PLC (LI) +	181,039	2,065,360
Ladbrokes PLC +	141,687	313,486
Reckitt Benckiser Group PLC +	66,584	3,604,192
Royal Dutch Shell PLC ‘A’ (LI) +	54,880	1,660,678
Smiths Group PLC +	62,203	1,014,026
Standard Chartered PLC +	66,147	1,669,937
Tesco PLC +	107,357	740,631
William Hill PLC +	238,420	713,785
WPP PLC +	208,278	2,037,017

		18,304,310

United States - 2.1%

Synthes Inc +	16,160	2,118,393

Total Common Stocks (Cost $85,029,259)		96,970,690

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL INTERNATIONAL LARGE-CAP FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 2.0%

Money Market Fund - 2.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,981,375	$1,981,375

Total Short-Term Investment (Cost $1,981,375)		1,981,375

TOTAL INVESTMENTS - 99.9% (Cost $87,010,634)		98,952,065

OTHER ASSETS & LIABILITIES, NET - 0.1%		100,185

NET ASSETS - 100.0%		$99,052,250

Notes to Schedule of Investments

(a)	As of December 31, 2009, the Fund was diversified as a percentage of net assets as follows:

Consumer Staples	19.5%
Financials	13.1%
Consumer Discretionary	12.2%
Health Care	11.6%
Industrials	10.7%
Information Technology	10.3%
Materials	9.4%
Energy	5.7%
Utilities	2.9%
Telecommunication Services	2.5%
Short-Term Investment	2.0%

99.9%
Other Assets & Liabilities, Net	0.1%

100.0%

(b)	Securities with a total aggregate market value of $89,450,236 or 90.3% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.7%

Consumer Discretionary - 6.5%

Aaron’s Inc	13,400	$371,582
Dover Downs Gaming & Entertainment Inc	4,500	17,010
Hillenbrand Inc	7,800	146,952
International Speedway Corp ‘A’	9,400	267,430
PetMed Express Inc	2,100	37,023
Phillips-Van Heusen Corp	9,500	386,460
RadioShack Corp	11,700	228,150
Sturm Ruger & Co Inc	7,400	71,780
The Buckle Inc	12,900	377,712
UniFirst Corp	1,000	48,110
Wolverine World Wide Inc	13,600	370,192

		2,322,401

Consumer Staples - 8.6%

Cal-Maine Foods Inc	7,000	238,560
Casey’s General Stores Inc	12,100	386,232
Corn Products International Inc	13,000	379,990
Del Monte Foods Co	36,900	418,446
Embotelladora Andina SA ‘B’ ADR (Chile)	9,500	193,800
Ruddick Corp	12,300	316,479
The J.M. Smucker Co	5,200	321,100
Universal Corp	7,600	346,636
Vector Group Ltd	8,450	118,300
WD-40 Co	6,200	200,632
Weis Markets Inc	3,600	130,896

		3,051,071

Energy - 11.1%

Alliance Resource Partners LP	800	34,696
Berry Petroleum Co ‘A’	10,600	308,990
Buckeye Partners LP	4,400	239,580
Cimarex Energy Co	9,600	508,512
El Paso Pipeline Partners LP	2,200	57,112
Frontier Oil Corp	20,000	240,800
Holly Corp	13,300	340,879
Linn Energy LLC	13,100	365,228
Magellan Midstream Partners LP	6,600	285,978
NuStar Energy LP	4,600	258,014
Southern Union Co	15,100	342,770
Sunoco Logistics Partners LP	700	46,823
TC Pipelines LP	1,500	55,260
Tidewater Inc	7,300	350,035
Tsakos Energy Navigation Ltd (Bermuda)	6,500	95,290
Williams Partners LP	2,400	73,608
World Fuel Services Corp	14,000	375,060

		3,978,635

Financials - 15.2%

Advance America Cash Advance Centers Inc	23,700	131,772
American Equity Investment Life Holding Co	10,600	78,864
American Financial Group Inc	16,100	401,695
American Physicians Capital Inc	3,300	100,056
Bank of Hawaii Corp	8,700	409,422
Cash America International Inc	8,500	297,160
Chimera Investment Corp REIT	94,700	367,436
CreXus Investment Corp REIT *	5,000	69,800
Cullen/Frost Bankers Inc	7,600	380,000
Delphi Financial Group Inc ‘A’	13,200	295,284
Equity One Inc REIT	13,200	213,444
Federated Investors Inc ‘B’	13,700	376,750
Franklin Street Properties Corp REIT	18,100	264,441
Healthcare Realty Trust Inc REIT	14,000	300,440
HRPT Properties Trust REIT	35,800	231,626
Infinity Property & Casualty Corp	4,900	199,136
Nationwide Health Properties Inc REIT	10,800	379,944
PS Business Parks Inc REIT	4,400	220,220
Raymond James Financial Inc	10,400	247,208
RLI Corp	4,800	255,600
Sovran Self Storage Inc REIT	5,900	210,807

		5,431,105

Health Care - 7.6%

Hill-Rom Holdings Inc	7,800	187,122
Invacare Corp	8,400	209,496
Owens & Minor Inc	9,400	403,542
PerkinElmer Inc	19,650	404,593
STERIS Corp	11,500	321,655
Teleflex Inc	7,300	393,397
The Cooper Cos Inc	12,200	465,064
West Pharmaceutical Services Inc	8,200	321,440

		2,706,309

Industrials - 13.5%

Acuity Brands Inc	10,300	367,092
American Ecology Corp	3,000	51,120
Applied Industrial Technologies Inc	10,300	227,321
Barnes Group Inc	13,400	226,460
Belden Inc	11,000	241,120
Bucyrus International Inc	9,100	512,967
Crane Co	13,000	398,060
Curtiss-Wright Corp	10,200	319,464
Ennis Inc	14,300	240,097
Harsco Corp	11,600	373,868
KBR Inc	19,200	364,800
Lennox International Inc	9,200	359,168
SkyWest Inc	12,400	209,808
The Brink’s Co	11,400	277,476
Tomkins PLC ADR (United Kingdom)	3,700	46,250
Triumph Group Inc	4,900	236,425
Valmont Industries Inc	4,600	360,870

		4,812,366

Information Technology - 2.6%

Diebold Inc	12,200	347,090
Himax Technologies Inc ADR (Cayman)	13,500	37,395
Jabil Circuit Inc	26,500	460,305
MTS Systems Corp	3,400	97,716

		942,506

Materials - 14.4%

AMCOL International Corp	5,100	144,942
Bemis Co Inc	13,700	406,205
Commercial Metals Co	24,700	386,555
Compass Minerals International Inc	7,300	490,487
IAMGOLD Corp (Canada)	32,200	503,608
Innophos Holdings Inc	7,800	179,322
International Flavors & Fragrances Inc	9,100	374,374
Methanex Corp (Canada)	13,700	267,013
Royal Gold Inc	9,900	466,290
RPM International Inc	19,500	396,435
Sensient Technologies Corp	12,700	334,010
Sonoco Products Co	13,700	400,725
Terra Industries Inc	10,900	350,871
The Lubrizol Corp	6,200	452,290

		5,153,127

Telecommunication Services - 0.2%

Partner Communications Co Ltd ADR (Israel)	3,200	65,120

Utilities - 14.0%

AGL Resources Inc	10,400	379,288
American Water Works Co Inc	17,900	401,139
Amerigas Partners LP	2,300	90,459

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL SMALL-CAP VALUE FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

	Shares	Value
Atmos Energy Corp	13,000	$382,200
Avista Corp	9,900	213,741
Cleco Corp	14,000	382,620
Energen Corp	9,400	439,920
National Fuel Gas Co	8,700	435,000
OGE Energy Corp	11,300	416,970
Southwest Gas Corp	9,900	282,447
Suburban Propane Partners LP	3,600	169,488
UGI Corp	13,600	328,984
Vectren Corp	13,400	330,712
Westar Energy Inc	17,900	388,967
WGL Holdings Inc	10,300	345,462

		4,987,397

Total Common Stocks (Cost $30,302,170)		33,450,037

SHORT-TERM INVESTMENT - 6.1%

Money Market Fund - 6.1%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	2,185,433	2,185,433

Total Short-Term Investment (Cost $2,185,433)		2,185,433

TOTAL INVESTMENTS - 99.8% (Cost $32,487,603)		35,635,470

OTHER ASSETS & LIABILITIES, NET - 0.2%		54,705

NET ASSETS - 100.0%		$35,690,175

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL MAIN STREET® CORE FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.4%

Consumer Discretionary - 10.8%

Advance Auto Parts Inc	3,670	$148,562
AutoZone Inc *	5,900	932,613
Best Buy Co Inc	35,690	1,408,327
GameStop Corp ‘A’ *	52,630	1,154,702
Grupo Televisa SA ADR (Mexico)	28,290	587,300
H&R Block Inc	34,610	782,878
Hyatt Hotels Corp ‘A’ *	23,370	696,660
McDonald’s Corp	55,850	3,487,274
The McGraw-Hill Cos Inc	74,350	2,491,468
The Washington Post Co ‘B’	2,035	894,586
Time Warner Cable Inc	41,594	1,721,576

		14,305,946

Consumer Staples - 10.3%

Colgate-Palmolive Co	19,680	1,616,712
General Mills Inc	48,290	3,419,415
Mead Johnson Nutrition Co ‘A’	30,030	1,312,311
Philip Morris International Inc	107,650	5,187,654
Unilever NV ‘NY’ (Netherlands)	29,720	960,848
Wal-Mart Stores Inc	19,590	1,047,086

		13,544,026

Energy - 11.8%

Chevron Corp	53,410	4,112,036
Enterprise Products Partners LP	42,190	1,325,188
Exxon Mobil Corp	27,580	1,880,680
Noble Energy Inc	18,960	1,350,331
Occidental Petroleum Corp	49,890	4,058,551
Plains All American Pipeline LP	19,430	1,026,876
Schlumberger Ltd (Netherlands)	28,590	1,860,923

		15,614,585

Financials - 12.6%

American Express Co	65,710	2,662,569
Bank of America Corp	85,554	1,288,443
Citigroup Inc	602,290	1,993,580
KeyCorp	71,850	398,767
Leucadia National Corp *	28,420	676,112
Lincoln National Corp	53,960	1,342,525
Marshall & Ilsley Corp	76,240	415,508
Regions Financial Corp	92,050	486,945
State Street Corp	61,750	2,688,595
SunTrust Banks Inc	20,070	407,220
The Chubb Corp	41,710	2,051,298
The Hartford Financial Services Group Inc	15,790	367,275
U.S. Bancorp	82,380	1,854,374

		16,633,211

Health Care - 13.9%

Abbott Laboratories	52,030	2,809,100
Amgen Inc *	36,820	2,082,907
Celgene Corp *	37,470	2,086,330
Covidien PLC (Ireland)	13,910	666,150
Laboratory Corp of America Holdings *	17,070	1,277,519
Medco Health Solutions Inc *	37,590	2,402,377
Merck & Co Inc	98,700	3,606,498
Teva Pharmaceutical Industries Ltd ADR (Israel)	30,970	1,739,895
WellPoint Inc *	28,260	1,647,275

		18,318,051

Industrials - 12.7%
General Electric Co	168,450	2,548,648
KBR Inc	58,760	1,116,440
Precision Castparts Corp	19,460	2,147,411
Republic Services Inc	90,440	2,560,356
Tyco International Ltd (Switzerland)	83,105	2,965,186
Union Pacific Corp	17,470	1,116,333
United Parcel Service Inc ‘B’	23,430	1,344,179
United Technologies Corp	20,460	1,420,129
Verisk Analytics Inc ‘A’ *	53,360	1,615,741

		16,834,423

Information Technology - 18.1%

Accenture PLC ‘A’ (Ireland)	17,330	719,195
Adobe Systems Inc *	33,520	1,232,866
Apple Inc *	20,330	4,286,784
Check Point Software Technologies Ltd (Israel) *	38,990	1,320,981
eBay Inc *	130,440	3,070,558
Google Inc ‘A’ *	4,280	2,653,514
Hewitt Associates Inc ‘A’ *	32,870	1,389,086
MasterCard Inc ‘A’	5,340	1,366,933
Microsoft Corp	104,100	3,174,009
QUALCOMM Inc	77,790	3,598,565
The Western Union Co	59,240	1,116,674

		23,929,165

Materials - 3.1%

Monsanto Co	15,830	1,294,102
Praxair Inc	20,890	1,677,676
Sealed Air Corp	51,000	1,114,860

		4,086,638

Telecommunication Services - 1.6%

America Movil SAB de CV ‘L’ ADR (Mexico)	44,660	2,098,127

Utilities - 3.5%

Public Service Enterprise Group Inc	57,910	1,925,508
The AES Corp *	198,610	2,643,499

		4,569,007

Total Common Stocks (Cost $112,863,372)		129,933,179

SHORT-TERM INVESTMENT - 2.1%

Money Market Fund - 2.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,846,441	2,846,441

Total Short-Term Investment (Cost $2,846,441)		2,846,441

TOTAL INVESTMENTS - 100.5% (Cost $115,709,813)		132,779,620

OTHER ASSETS & LIABILITIES, NET - (0.5%)		(679,595)

NET ASSETS - 100.0%		$132,100,025

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 7.3%

Brazil - 7.3%

Cia de Bebidas das Americas ADR	3,200	$323,488
Lojas Americanas SA	75,940	677,397
Net Servicos de Comunicacao SA *	22,408	308,898
Petroleo Brasileiro SA ADR	25,800	1,093,662
Vale SA ADR	30,700	761,974

		3,165,419

Total Preferred Stocks (Cost $1,793,031)		3,165,419

COMMON STOCKS - 89.2%

Bermuda - 0.7%

Credicorp Ltd	2,900	223,358
Dairy Farm International Holdings Ltd +	11,800	70,476
Jardine Strategic Holdings Ltd +	1,000	17,534

		311,368

Brazil - 6.1%

B2W Cia Global do Varejo	10,000	274,555
BM&F BOVESPA SA	52,216	367,401
Cyrela Brazil Realty SA Empreendimentos e Participacoes	21,000	295,520
Diagnosticos da America SA *	4,800	157,123
Embraer-Empresa Brasileira de Aeronautica SA ADR *	16,500	364,815
Gafisa SA	6,000	97,322
Natura Cosmeticos SA	44,600	930,170
Weg SA	14,000	147,961

		2,634,867

Canada - 0.3%

Niko Resources Ltd	1,600	150,538

Cayman - 3.0%

Baidu Inc ADR *	500	205,615
Ctrip.com International Ltd ADR *	2,900	208,394
SINA Corp *	7,400	334,332
Tencent Holdings Ltd +	21,000	454,182
Tingyi Holding Corp +	42,000	103,929

		1,306,452

Chile - 1.6%

Banco Santander Chile SA	2,042,400	123,361
Cencosud SA	145,000	490,620
Parque Arauco SA	24,500	28,003
Sociedad Quimica y Minera de Chile SA ADR	1,500	56,355

		698,339

China - 1.8%

China Shenhua Energy Co Ltd ‘H’ +	59,000	286,404
PetroChina Co Ltd ‘H’ +	150,000	178,327
Shanghai Zhenhua Heavy Industry Co Ltd ‘B’ +	163,290	137,704
Travelsky Technology Ltd ‘H’ +	138,000	139,094
Wumart Stores Inc ‘H’ +	19,000	29,948

		771,477

Colombia - 1.1%

Almacenes Exito SA	6,966	66,343
Almacenes Exito SA GDR ~	14,100	134,582
BanColombia SA ADR	6,300	286,713

		487,638

Denmark - 1.3%

Carlsberg AS ‘B’ +	7,700	566,833

Egypt - 2.7%

Commercial International Bank +	44,939	446,580
Eastern Tobacco Co SAE +	4,196	86,985
Egyptian Financial Group-Hermes Holding +	36,187	164,779
Orascom Telecom Holding SAE +	102,610	469,212

		1,167,556

France - 0.2%

CFAO SA *	1,910	78,501

Hong Kong - 9.0%

China Mobile Ltd +	60,000	558,271
China Resources Enterprise Ltd +	165,000	599,425
China Unicom Hong Kong Ltd +	195,000	255,892
CNOOC Ltd +	529,000	824,151
Hang Lung Properties Ltd +	156,000	611,575
Hong Kong Exchanges & Clearing Ltd +	44,000	782,866
Television Broadcasts Ltd +	56,000	269,046

		3,901,226

India - 12.6%

ABB Ltd India +	4,400	72,364
Cairn India Ltd * +	19,600	118,219
Colgate Palmolive India Ltd +	2,700	38,194
Divi’s Laboratories Ltd +	14,204	206,111
HDFC Bank Ltd ADR	8,400	1,092,672
Hindustan Unilever Ltd +	40,041	226,935
Housing Development Finance Corp +	10,400	595,036
Infosys Technologies Ltd +	35,200	1,959,060
ITC Ltd +	12,700	68,201
Sun Pharmaceutical Industries Ltd +	4,300	139,003
Tata Consultancy Services Ltd +	30,136	485,888
Zee Entertainment Enterprises Ltd +	86,600	474,710

		5,476,393

Indonesia - 2.7%

P.T. Astra International Tbk +	72,900	268,009
P.T. Bank Central Asia Tbk +	453,000	231,876
P.T. Telekomunikasi Indonesia Tbk +	588,900	586,206
P.T. Unilever Indonesia Tbk +	90,000	104,390

		1,190,481

Kenya - 0.1%

East African Breweries Ltd +	15,205	28,977

Luxembourg - 1.8%

Oriflame Cosmetics SA SDR +	4,600	274,265
Tenaris SA ADR	12,200	520,330

		794,595

Mexico - 9.0%

America Movil SAB de CV ‘L’ ADR	24,500	1,151,010
Bolsa Mexicana de Valores SAB de CV *	7,400	8,689

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL EMERGING MARKETS FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

	Shares	Value
Corporacion GEO SAB de CV ‘B’ *	52,400	$139,151
Fomento Economico Mexicano SAB de CV	105,800	507,568
Fomento Economico Mexicano SAB de CV ADR	4,650	222,642
Grupo Modelo SAB de CV ‘C’ *	96,800	537,202
Grupo Televisa SA ADR	28,700	595,812
Impulsora del Desarrollo y el Empleo en America Latina SAB de CV *	85,600	86,699
SARE Holding SAB de CV ‘B’ *	155,018	56,879
Wal-Mart de Mexico SAB de CV ‘V’	136,936	610,256

		3,915,908

Norway - 0.2%

DNO International ASA * +	116,068	101,118

Philippines - 2.7%

Jollibee Foods Corp +	121,200	143,592
Philippine Long Distance Telephone Co +	3,800	214,530
SM Investments Corp +	20,140	142,062
SM Prime Holdings Inc +	3,261,059	686,807

		1,186,991

Russia - 5.5%

Gazprom OAO ADR +	23,800	601,001
Magnit OAO +	16,200	1,115,750
NovaTek OAO GDR (LI) +	4,400	287,413
NovaTek OAO GDR (OTC) ~ +	6,200	404,991

		2,409,155

South Africa - 5.1%

Anglo Platinum Ltd * +	4,100	437,766
Impala Platinum Holdings Ltd +	22,400	612,287
JSE Ltd +	3,100	25,270
MTN Group Ltd +	32,900	523,648
Standard Bank Group Ltd +	35,834	492,185
Tiger Brands Ltd +	6,371	147,152

		2,238,308

South Korea - 4.3%

GS Engineering & Construction Corp * +	1,032	95,686
Hyundai Engineering & Construction Co Ltd +	4,236	256,949
Mirae Asset Securities Co Ltd +	5,371	299,275
NHN Corp * +	4,194	693,176
Shinsegae Co Ltd * +	1,103	509,463

		1,854,549

Taiwan - 7.1%

Epistar Corp +	95,000	355,469
Epistar Corp GDR * ~	4,600	83,490
HTC Corp +	20,450	234,287
MediaTek Inc +	50,512	877,620
Synnex Technology International Corp +	31,526	68,088
Taiwan Semiconductor Manufacturing Co Ltd +	734,995	1,481,364

		3,100,318

Turkey - 4.5%

Aksigorta AS +	25,900	90,435
Anadolu Efes Biracilik Ve Malt Sanayii AS +	20,265	226,341
BIM Birlesik Magazalar AS +	2,600	120,909
Enka Insaat ve Sanayi AS +	102,150	473,281
Haci Omer Sabanci Holding AS +	68,558	266,829
Turkcell Iletisim Hizmetleri AS +	94,100	667,423
Yapi ve Kredi Bankasi AS * +	51,812	114,163

		1,959,381

United Arab Emirates - 0.3%

DP World Ltd +	284,900	121,120

United Kingdom - 5.0%

Anglo American PLC * +	21,550	933,276
SABMiller PLC +	32,240	947,664
Tullow Oil PLC +	14,110	296,033

		2,176,973

United States - 0.5%

Sohu.com Inc *	4,100	234,848

Total Common Stocks (Cost $24,413,254)		38,863,910

SHORT-TERM INVESTMENT - 2.7%

Money Market Fund - 2.7%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	1,181,596	1,181,596

Total Short-Term Investment (Cost $1,181,596)		1,181,596

TOTAL INVESTMENTS - 99.2% (Cost $27,387,881)		43,210,925

OTHER ASSETS & LIABILITIES, NET - 0.8%		355,721

NET ASSETS - 100.0%		$43,566,646

Notes to Schedule of Investments

(a)	As of December 31, 2009, the Fund was diversified as a percentage of net assets as follows:

Consumer Staples	19.5%
Information Technology	17.5%
Financials	15.9%
Energy	11.2%
Consumer Discretionary	10.3%
Telecommunication Services	10.2%
Materials	6.4%
Industrials	4.4%
Short-Term Investment	2.7%
Health Care	1.1%

99.2%
Other Assets & Liabilities, Net	0.8%

100.0%

(b)	Securities with a total aggregate market value of $27,995,080 or 64.3% of the net assets, were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 1.3%

Financials - 1.3%

American International Group Inc 8.500%	8,300	$94,039
Lehman Brothers Holdings Inc 8.750% Ω	1,500	6,300
Wells Fargo & Co 7.500%	3,000	2,754,000

		2,854,339

Total Convertible Preferred Stocks (Cost $3,661,903)		2,854,339

PREFERRED STOCKS - 0.0%

Financials - 0.0%

Fannie Mae *	8,000	8,800

Total Preferred Stocks (Cost $200,000)		8,800

	Principal
	Amount
CORPORATE BONDS & NOTES - 28.9%

Consumer Discretionary - 0.0%

General Motors Corp
8.375% due 07/05/33 Ω	EUR	200,000	60,926

Consumer Staples - 0.6%

Kraft Foods Inc
6.125% due 02/01/18		$700,000	737,252
6.875% due 02/01/38		100,000	105,272
Reynolds American Inc
7.625% due 06/01/16		100,000	109,157
Wal-Mart Stores Inc
5.800% due 02/15/18		200,000	222,314
6.500% due 08/15/37		100,000	114,187

			1,288,182

Energy - 0.8%

Colorado Interstate Gas Co
6.800% due 11/15/15		200,000	221,813
Gaz Capital SA (Russia)
8.146% due 04/11/18 ~		500,000	529,375
NGPL PipeCo LLC
7.119% due 12/15/17 ~		500,000	552,583
7.768% due 12/15/37 ~		200,000	231,150
The Williams Cos Inc
6.375% due 10/01/10 ~		100,000	101,828

			1,636,749

Financials - 25.3%

American Express Bank FSB
5.500% due 04/16/13		600,000	640,037
American Express Centurion Bank
6.000% due 09/13/17		1,200,000	1,245,416
American General Finance Corp
4.875% due 05/15/10		600,000	591,752
American International Group Inc
5.850% due 01/16/18		800,000	657,418
ANZ National International Ltd (New Zealand)
6.200% due 07/19/13 ~		300,000	323,218
Bank of America Corp
4.875% due 01/15/13		100,000	104,069
5.650% due 05/01/18		700,000	712,101
Barclays Bank PLC (United Kingdom)
5.000% due 09/22/16		100,000	102,326
5.450% due 09/12/12		800,000	867,666
6.050% due 12/04/17 ~		2,700,000	2,752,086
10.179% due 06/12/21 ~		720,000	930,987
Citibank NA
1.875% due 05/07/12		900,000	905,305
1.875% due 06/04/12		400,000	402,529
Citigroup Capital XXI
8.300% due 12/21/77 §		2,000,000	1,935,000
Citigroup Funding Inc
2.250% due 12/10/12		1,700,000	1,714,554
Citigroup Inc
2.125% due 04/30/12		1,400,000	1,415,789
3.625% due 11/30/17 §	EUR	500,000	618,705
5.500% due 04/11/13		$700,000	726,276
5.500% due 10/15/14		1,000,000	1,013,585
5.625% due 08/27/12		50,000	51,460
5.875% due 05/29/37		200,000	176,796
8.500% due 05/22/19		200,000	231,335
Commonwealth Bank of Australia (Australia)
0.704% due 07/12/13 § ~		1,600,000	1,596,194
Danske Bank AS (Denmark)
2.500% due 05/10/12 ~		200,000	201,943
Deutsche Bank AG (Germany)
6.000% due 09/01/17		900,000	982,717
Dexia Credit Local (France)
0.899% due 09/23/11 § ~		500,000	504,485
Ford Motor Credit Co LLC
7.250% due 10/25/11		100,000	101,031
7.800% due 06/01/12		300,000	303,390
9.750% due 09/15/10		100,000	103,202
General Electric Capital Corp
2.000% due 09/28/12		800,000	801,565
2.250% due 03/12/12		1,000,000	1,015,030
5.875% due 01/14/38		900,000	836,034
6.875% due 01/10/39		200,000	207,196
General Motors Acceptance Corp LLC
6.625% due 05/15/12		300,000	293,790
7.000% due 02/01/12		600,000	588,171
HCP Inc
5.950% due 09/15/11		900,000	928,920
Intesa Sanpaolo (Italy)
2.375% due 12/21/12		1,400,000	1,388,649
JPMorgan Chase & Co
7.900% § ±		300,000	310,450
KeyBank NA
7.000% due 02/01/11		400,000	415,500
Keycorp
0.915% due 11/22/10 §	EUR	500,000	675,595
LeasePlan Corp NV (Netherlands)
3.125% due 02/10/12		300,000	440,753
Lehman Brothers Holdings Inc
2.851% due 12/23/08 Ω		$500,000	100,000
5.625% due 01/24/13 Ω		1,200,000	252,000
6.750% due 12/28/17 Ω		500,000	150
6.875% due 05/02/18 Ω		100,000	21,250
Lloyds TSB Bank PLC (United Kingdom)
12.000% § ~ ± Δ		1,100,000	1,080,078
Macquarie Bank Ltd (Australia)
3.300% due 07/17/14 ~		5,300,000	5,318,147
Merrill Lynch & Co Inc
0.916% due 02/08/10 §	EUR	100,000	143,355
6.875% due 04/25/18		$900,000	971,239
Metropolitan Life Global Funding I
5.125% due 04/10/13 ~		300,000	318,056

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

	Principal
	Amount		Value
Morgan Stanley
0.490% due 04/19/12 §		$100,000	$97,212
5.950% due 12/28/17		1,900,000	1,962,835
Nykredit Realkredit AS (Denmark)
3.261% due 04/01/38 §	DKK	762,123	141,094
3.261% due 10/01/38 §		898,849	164,675
Principal Life Income Funding Trusts
5.300% due 04/24/13		$100,000	105,670
Realkredit Danmark AS (Denmark)
2.730% due 01/01/38 §	DKK	2,383,140	435,001
2.730% due 01/01/38 §		854,171	157,560
Regions Bank/Birmingham AL
7.500% due 05/15/18		$300,000	274,652
Regions Financial Corp
0.421% due 06/26/12 §		900,000	809,178
Santander Perpetual SA Unipersonal (Spain)
6.671% § ~ ±		200,000	180,027
SLM Corp
0.000% due 10/01/14 §		100,000	80,630
0.454% due 03/15/11 §		600,000	565,087
0.512% due 10/25/11 §		900,000	842,875
Temasek Financial I Ltd (Singapore)
4.300% due 10/25/19 ~		300,000	294,733
The Bear Stearns Cos LLC
0.444% due 11/28/11 §		2,500,000	2,492,215
6.400% due 10/02/17		400,000	436,703
The Goldman Sachs Group Inc
0.458% due 02/06/12 §		200,000	198,611
6.250% due 09/01/17		1,100,000	1,181,457
6.750% due 10/01/37		1,200,000	1,237,379
The Royal Bank of Scotland Group PLC (United Kingdom)
0.673% due 04/08/11 § ~		400,000	400,987
2.625% due 05/11/12 ~		100,000	101,489
3.000% due 12/09/11 ~		800,000	819,883
7.640% § ±		500,000	270,322
TransCapitalInvest Ltd for OJSC AK Transneft (Ireland)
8.700% due 08/07/18 ~		100,000	114,769
UBS AG (Switzerland)
5.875% due 12/20/17		700,000	720,522
Wachovia Corp
0.414% due 10/15/11 §		800,000	791,399
0.471% due 08/01/13 §		300,000	289,264
Wells Fargo & Co
7.980% § ±		1,700,000	1,712,750

			54,896,279

Health Care - 0.5%

Roche Holdings Inc
7.000% due 03/01/39 ~		400,000	485,614
UnitedHealth Group Inc
6.000% due 02/15/18		400,000	413,840
6.875% due 02/15/38		100,000	103,682

			1,003,136

Materials - 0.3%

C10 Capital SPV Ltd (United Kingdom)
6.722% § ±		300,000	212,008
Codelco Inc (Chile)
6.150% due 10/24/36 ~		200,000	206,916
Vale Overseas Ltd (Cayman)
6.250% due 01/23/17		200,000	209,123

			628,047

Telecommunication Services - 1.1%

AT&T Inc
6.300% due 01/15/38		200,000	203,818
BellSouth Corp
4.950% due 04/26/10 ~		900,000	911,409
Verizon Wireless Capital LLC
5.250% due 02/01/12		1,300,000	1,379,491

			2,494,718

Utilities - 0.3%

Electricite de France (France)
5.500% due 01/26/14 ~		200,000	217,616
6.500% due 01/26/19 ~		200,000	224,914
6.950% due 01/26/39 ~		200,000	237,344

			679,874

Total Corporate Bonds & Notes (Cost $62,070,093)			62,687,911

MORTGAGE-BACKED SECURITIES - 26.5%

Collateralized Mortgage Obligations - Commercial - 2.6%

Bear Stearns Commercial Mortgage Securities
5.471% due 01/12/45 “ §		100,000	94,836
5.700% due 06/11/50 “		200,000	175,013
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/46 “		200,000	171,165
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/39 “		900,000	773,024
5.658% due 03/15/39 “ §		100,000	86,605
Greenwich Capital Commercial Funding Corp
5.444% due 03/10/39 “		400,000	354,318
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/45 “ §		600,000	528,099
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.313% due 09/15/21 “ § ~		43,524	40,519
Merrill Lynch-Floating Trust
0.780% due 07/09/21 “ § ~		500,000	425,175
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/49 “		500,000	425,553
Morgan Stanley Capital I
5.731% due 07/12/44 “ §		1,700,000	1,668,390
Wachovia Bank Commercial Mortgage Trust
0.323% due 09/15/21 “ § ~		398,368	339,889
5.342% due 12/15/43 “		600,000	466,050

			5,548,636

Collateralized Mortgage Obligations - Residential - 7.2%

Adjustable Rate Mortgage Trust
3.154% due 05/25/35 “ §		48,984	46,024
Banc of America Funding Corp
3.131% due 05/25/35 “ §		201,749	189,844
Banc of America Mortgage Securities Inc
3.994% due 07/25/33 “ §		105,127	96,395
5.000% due 05/25/34 “		57,132	56,169
Bear Stearns Adjustable Rate Mortgage Trust
2.181% due 03/25/35 “ §		204,334	183,199
2.560% due 08/25/35 “ §		90,516	79,715
4.502% due 08/25/33 “ §		250,019	237,247
4.625% due 10/25/35 “ §		530,087	451,953
Bear Stearns Alt-A Trust
5.126% due 05/25/35 “ §		73,059	50,640
5.275% due 09/25/35 “ §		88,298	59,173
5.614% due 11/25/36 “ §		116,089	67,288

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

	Principal
	Amount	Value
Chevy Chase Mortgage Funding Corp
0.481% due 08/25/35 “ § ~	$97,396	$58,965
Citigroup Mortgage Loan Trust Inc
4.248% due 08/25/35 “ §	108,271	96,534
4.700% due 12/25/35 “ §	179,464	159,893
Countrywide Alternative Loan Trust
5.159% due 06/25/37 “ §	457,322	243,417
Countrywide Home Loan Mortgage
Pass-Through Trust
0.551% due 03/25/35 “ §	42,297	25,764
0.571% due 06/25/35 “ § ~	217,524	191,689
CS First Boston Mortgage Securities Corp
0.879% due 03/25/32 “ § ~	8,442	7,177
6.000% due 11/25/35 “	158,231	135,933
Downey Saving and Loan Association
Mortgage Loan Trust
0.413% due 04/19/48 “ §	653,962	163,415
Fannie Mae
0.431% due 10/27/37 “ §	3,400,000	3,230,000
1.625% due 11/25/23 “ §	424,823	420,448
4.250% due 07/25/17 “	210,595	217,732
4.500% due 04/25/17 “	165,873	170,073
4.500% due 10/25/17 “	225,554	233,211
5.000% due 01/25/17 “	144,262	147,506
6.000% due 03/25/31 “	1,330,193	1,401,894
Freddie Mac
1.744% due 10/25/44 “ §	64,962	62,043
1.944% due 07/25/44 “ §	347,340	331,080
4.500% due 06/15/17 “	242,803	249,879
4.500% due 10/15/19 “	179,359	183,327
5.000% due 04/15/18 “	533,710	552,171
5.000% due 11/15/24 “	76,354	77,646
5.000% due 05/15/26 “	187,275	191,399
5.000% due 11/15/26 “	197,509	200,834
5.000% due 09/15/27 “	727,299	736,306
5.000% due 12/15/27 “	1,357,926	1,385,435
5.000% due 04/15/30 “	229,579	235,524
5.500% due 03/15/17 “	39,803	41,236
8.000% due 04/15/30 “	424,000	463,501
GMAC Mortgage Corp Loan Trust
5.500% due 09/25/34 “	36,826	36,361
Harborview Mortgage Loan Trust
0.323% due 01/19/38 “ §	57,290	56,371
0.403% due 12/19/36 “ §	898,034	473,186
0.423% due 01/19/38 “ §	273,685	150,881
0.453% due 05/19/35 “ §	46,414	24,055
JPMorgan Mortgage Trust
5.017% due 02/25/35 “ §	86,318	79,403
5.750% due 01/25/36 “	118,011	98,438
Mellon Residential Funding Corp
0.713% due 06/15/30 “ §	17,681	14,889
Merrill Lynch Mortgage Investors Inc
0.441% due 02/25/36 “ §	57,315	39,329
Residential Accredit Loans Inc
0.411% due 06/25/46 “ §	130,904	51,016
6.000% due 06/25/36 “	413,368	210,609
Residential Asset Securitization Trust
0.631% due 05/25/33 “ §	28,279	24,695
Structured Asset Mortgage Investments Inc
0.451% due 05/25/36 “ §	275,813	137,372
Structured Asset Securities Corp
2.944% due 08/25/32 “ §	29,892	27,705
3.660% due 10/25/35 “ § ~	123,127	101,327
Washington Mutual Mortgage
Pass-Through Certificates
0.541% due 01/25/45 “ §	38,607	29,427
0.551% due 01/25/45 “ §	37,919	26,512
0.771% due 12/25/27 “ §	98,701	74,266
1.944% due 08/25/42 “ §	6,542	4,816
2.509% due 02/27/34 “ §	13,139	10,644
2.759% due 09/25/46 “ §	127,606	71,873
Wells Fargo Mortgage-Backed Securities Trust
5.236% due 04/25/36 “ §	267,133	236,147
5.496% due 08/25/36 “ §	65,871	64,041
3.095% due 12/25/34 “ §	192,012	175,368
3.208% due 07/25/35 “ §	164,064	159,257
4.500% due 11/25/18 “	142,500	142,379

		15,652,046

Fannie Mae - 10.3%

1.832% due 10/01/44 “ §	63,414	63,030
2.998% due 11/01/34 “ §	247,054	254,856
3.232% due 11/01/32 “ §	254,901	263,099
4.585% due 12/01/36 “ §	27,512	28,405
4.704% due 09/01/35 “ §	291,190	297,567
4.849% due 12/01/35 “ §	107,133	109,502
5.500% due 12/01/20 “	40,833	43,486
5.500% due 07/01/21 “	51,000	54,122
5.500% due 08/01/21 “	614,585	652,208
5.500% due 10/01/21 “	545,504	580,944
5.500% due 12/01/21 “	144,771	153,633
5.500% due 04/01/22 “	513,699	544,424
5.500% due 05/01/22 “	457,124	484,465
5.500% due 05/01/22 “	1,231,536	1,305,195
5.500% due 07/01/22 “	131,880	139,768
5.500% due 06/01/23 “	360,077	381,256
5.500% due 06/01/23 “	108,164	114,655
5.500% due 09/01/23 “	820,688	868,959
5.500% due 02/01/24 “	103,712	109,935
5.500% due 06/01/33	279,318	293,619
5.500% due 08/01/33 “	9,469	9,954
5.500% due 01/01/34 “	49,710	52,255
5.500% due 02/01/34 “	216,999	228,109
5.500% due 03/01/34 “	30,420	31,977
5.500% due 04/01/34 “	13,004	13,699
5.500% due 07/01/36 “	218,510	229,697
5.500% due 09/01/36 “	250,459	263,282
5.500% due 05/01/37 “	269,598	282,558
5.500% due 06/01/37 “	20,017	20,979
5.500% due 08/01/37 “	109,615	115,159
5.500% due 02/01/38 “	1,217,146	1,276,609
6.000% due 09/01/22 “	71,033	76,510
6.000% due 01/01/23 “	54,747	58,927
6.000% due 01/15/32 “	6,000,000	6,355,314
6.000% due 02/01/33 “	85,428	91,314
6.000% due 12/01/35 “	116,190	123,652
6.000% due 06/01/36 “	26,770	28,439
6.000% due 06/01/36 “	252,235	267,960
6.000% due 07/01/36 “	30,901	32,828
6.000% due 08/01/36 “	14,513	15,418
6.000% due 09/01/36 “	560,925	595,895
6.000% due 09/01/36 “	108,199	114,945
6.000% due 09/01/36 “	71,812	76,289
6.000% due 10/01/36 “	37,300	39,625
6.000% due 10/01/36 “	735,876	781,753
6.000% due 11/01/36 “	61,077	64,885
6.000% due 12/01/36 “	254,969	270,865
6.000% due 03/01/37 “	55,498	58,880
6.000% due 04/01/37 “	30,208	32,049
6.000% due 06/01/37 “	22,744	24,130
6.000% due 07/01/37 “	44,961	47,701
6.000% due 07/01/37 “	35,375	37,581
6.000% due 09/01/37 “	727,546	771,881
6.000% due 09/01/37 “	19,896	21,108
6.000% due 09/01/37 “	2,399,015	2,545,205
6.000% due 11/01/37 “	24,491	25,983
6.000% due 12/01/37 “	459,757	487,773
6.000% due 02/01/38 “	27,279	28,924
6.500% due 03/01/17 “	71,882	78,046

		22,421,286

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

	Principal
	Amount		Value
Freddie Mac - 5.1%

3.351% due 04/01/32 “ §		$29,849	$30,671
4.165% due 11/01/31 “ §		9,437	9,745
4.713% due 06/01/35 “ §		512,382	528,916
4.735% due 09/01/35 “ §		287,321	299,101
5.290% due 09/01/35 “ §		42,662	44,358
5.500% due 03/01/23 “		46,804	49,577
5.500% due 01/15/38 “		9,000,000	9,428,904
5.500% due 02/01/38 “		337,197	353,671
6.000% due 12/01/22 “		60,580	65,270
6.000% due 03/01/23 “		137,289	147,767

			10,957,980

Government National Mortgage Association - 1.3%

6.500% due 11/15/36 “		64,736	68,951
6.500% due 08/15/37 “		99,118	105,527
6.500% due 07/15/38 “		525,856	559,610
6.500% due 10/15/38 “		1,660,560	1,767,345
6.500% due 10/15/38 “		362,445	385,710

			2,887,143

Total Mortgage-Backed Securities (Cost $58,875,138)			57,467,091

ASSET-BACKED SECURITIES - 0.6%

Ally Auto Receivables Trust
1.320% due 03/15/12 “ ~		200,000	200,465
Asset Backed Funding Certificates
0.581% due 06/25/34 “ §		138,554	98,582
Bear Stearns Asset Backed Securities Trust
4.338% due 10/25/36 “ §		215,345	148,603
Carrington Mortgage Loan Trust
0.391% due 01/25/36 “ §		115,876	112,128
JPMorgan Mortgage Acquisition Corp
0.281% due 07/25/36 “ §		29,433	28,740
Long Beach Mortgage Loan Trust
0.511% due 10/25/34 “ §		18,554	14,349
Park Place Securities Inc
0.491% due 09/25/35 “ §		138,718	114,122
Saxon Asset Securities Trust
0.291% due 10/25/46 “ §		4	4
SBI Heloc Trust
0.401% due 08/25/36 “ § ~		47,566	43,169
Securitized Asset-Backed Receivables LLC Trust
0.281% due 09/25/36 “ §		8,581	8,513
0.361% due 05/25/37 “ §		249,231	174,500
SLM Student Loan Trust
0.282% due 10/15/16 “ §		185,603	185,389
Small Business Administration
4.754% due 08/10/14 “		71,724	74,769
Structured Asset Securities Corp
0.281% due 10/25/36 “ §		51,742	49,134

Total Asset-Backed Securities (Cost $1,469,726)			1,252,467

U.S. GOVERNMENT AGENCY ISSUES - 0.6%

Federal Home Loan Bank
1.000% due 12/28/11		100,000	99,629
Freddie Mac
1.125% due 06/01/11		1,000,000	1,003,782
1.125% due 12/15/11		100,000	99,737

Total U.S. Government Agency Issues (Cost $1,199,449)			1,203,148

U.S. TREASURY OBLIGATIONS - 15.9%

U.S. Treasury Bonds - 1.3%

4.250% due 05/15/39		1,300,000	1,219,969
4.375% due 02/15/38		200,000	192,063
4.375% due 11/15/39		1,500,000	1,436,252

			2,848,284

U.S. Treasury Notes - 14.6%

1.000% due 07/31/11		18,000,000	18,033,048
1.000% due 08/31/11		11,700,000	11,709,606
2.625% due 12/31/14		1,300,000	1,296,650
2.750% due 11/30/16		500,000	481,523

			31,520,827

Total U.S. Treasury Obligations (Cost $34,553,743)			34,369,111

FOREIGN GOVERNMENT BONDS & NOTES - 0.8%

Export-Import Bank of Korea (South Korea)
0.504% due 10/04/11 § ~		800,000	801,602
Republic of Panama (Panama)
9.375% due 04/01/29		40,000	53,400
Societe de Financement de l’Economie
Francaise (France)
2.125% due 05/20/12	EUR	300,000	434,472
3.375% due 05/05/14 ~		$200,000	204,096
United Mexican States (Mexico)
5.950% due 03/19/19		100,000	106,250
6.050% due 01/11/40		100,000	96,630

Total Foreign Government Bonds & Notes (Cost $1,656,064)			1,696,450

MUNICIPAL BONDS - 2.0%

Buckeye Tobacco Settlement Financing Authority OH ‘A2’
5.875% due 06/01/47		1,100,000	828,344
Clark County Tax NV
5.000% due 06/01/26		900,000	931,158
Los Angeles Unified School District CA ‘A1’
4.500% due 01/01/28		400,000	376,688
North Carolina Turnpike Authority ‘B’
6.700% due 01/01/39		100,000	102,574
State of California
5.650% due 04/01/39 §		100,000	102,331
7.500% due 04/01/34		100,000	97,161
7.550% due 04/01/39		100,000	97,007
Texas State Transportation Commission Mobility Fund ‘A’
4.750% due 04/01/35		100,000	100,131

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

	Principal
	Amount	Value
Tobacco Securitization Authority of Southern California ‘A1’
5.000% due 06/01/37	$800,000	$568,736
Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	860,000	688,009
University of California Build America Bonds
6.270% due 05/15/31	500,000	501,000

Total Municipal Bonds (Cost $4,678,284)		4,393,139

SHORT-TERM INVESTMENTS - 30.1%

U.S. Government Agency Issues - 2.2%

Fannie Mae
0.050% due 01/13/10	1,000,000	999,983
0.070% due 02/01/10	700,000	699,979
0.070% due 02/04/10	1,000,000	999,957
Federal Home Loan Bank
0.040% due 01/13/10	1,000,000	999,982
0.055% due 01/22/10	1,000,000	999,961

		4,699,874

U.S. Treasury Bills - 6.9%

0.153% due 02/11/10	4,000,000	3,999,931
0.108% due 03/18/10	3,000,000	2,999,757
0.056% due 03/04/10 ‡	8,000,000	7,999,544
0.189% due 03/25/10 ‡	80,000	79,993

		15,079,225

Repurchase Agreements - 20.1%

Barclays Capital Inc
0.120% due 01/04/10 (Dated 12/01/09, repurchase price of $2,000,227; collateralized by a Fannie Mae: 1.722% due 05/10/11 and market value $2,047,000)	2,000,000	2,000,000
Barclays Capital Inc
0.000% due 01/04/10 (Dated 12/31/09, repurchase price of $21,600,000; collateralized by a Federal Home Loan Bank: 0.800% due 04/30/10 and market value $22,100,000)	21,600,000	21,600,000
Citigroup Inc
0.010% due 01/04/10 (Dated 12/31/09, repurchase price of $14,300,016; collateralized by a Fannie Mae: 4.000% due 04/01/24 and market value $15,873,854)	14,300,000	14,300,000
Deutsche Bank AG
0.080% due 01/05/10 (Dated 12/22/09, repurchase price of $2,600,081; collateralized by a U.S. Treasury Notes: 1.375% due 09/15/12 and market value $2,637,000)	2,600,000	2,600,000
Morgan Stanley
0.120% due 01/04/10 (Dated 12/01/09, repurchase price of $1,000,113; collateralized by a Freddie Mac: 1.500% due 03/18/11 and market value $1,015,000)	1,000,000	1,000,000
Morgan Stanley
0.120% due 01/04/10 (Dated 12/02/09, repurchase price of $1,000,110; collateralized by a Fannie Mae: 2.000% due 04/01/11 and market value $1,015,000)	1,000,000	1,000,000
The Goldman Sachs Group Inc
0.110% due 01/05/10 (Dated 12/03/09, repurchase price of $1,000,101; collateralized by a Fannie Mae: 5.500% due 09/01/36 and market value $1,667,000)	1,000,000	1,000,000

		43,500,000

	Shares
Money Market Fund - 0.9%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	1,960,590	1,960,590

Total Short-Term Investments (Cost $65,239,215)		65,239,689

TOTAL INVESTMENTS - 106.7% (Cost $233,603,615)		231,172,145

OTHER ASSETS & LIABILITIES, NET - (6.7%)		(14,562,597)

NET ASSETS - 100.0%		$216,609,548

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Securities with a total aggregate market value of $440,626 or 0.2% of the net assets were in default as of December 31, 2009.

(c)	0.6% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

(d)	Open futures contracts outstanding as of December 31, 2009 were as follows:

				Unrealized
	Number of	Notional		Appreciation
Long Futures Outstanding	Contracts	Amount		(Depreciation)

3-Month Euribor (03/10)	2	EUR	2,000,000	$7,562
Euro-Bobl 5-Year Notes (03/10)	34		3,400,000	(44,311)
Euro-Bund 10-Year Notes (03/10)	12		1,200,000	(32,398)
Eurodollar (03/10)	98		$98,000,000	40,163
Eurodollar (06/10)	175		175,000,000	131,538
Eurodollar (06/10)	20		20,000,000	(7,538)
Eurodollar (09/10)	8		8,000,000	24,875
Eurodollar (12/10)	9		9,000,000	13,400
U.S. Treasury 2-Year Notes (03/10)	154		30,800,000	(156,907)
U.S. Treasury 10-Year Notes (03/10)	31		3,100,000	(118,985)
United Kingdom 90-Day LIBOR Sterling Interest Rate (03/10)	2	GBP	1,000,000	5,330
United Kingdom 90-Day LIBOR Sterling Interest Rate (06/10)	4		2,000,000	8,884
United Kingdom 90-Day LIBOR Sterling Interest Rate (09/10)	4		2,000,000	7,551
United Kingdom 90-Day LIBOR Sterling Interest Rate (12/10)	3		1,500,000	4,038

				$(116,798)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

(e)	Forward foreign currency contracts outstanding as of December 31, 2009 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Buy	AUD	1,078,000	01/10	$(32,364)
Buy	BRL	173,660	02/10	(925)
Buy	BRL	2,365,632	02/10	120,404
Buy	CAD	199,000	01/10	3,368
Buy	CNY	1,751,383	03/10	(2,212)
Sell	CNY	1,751,383	03/10	1,291
Buy	CNY	1,888,281	08/10	(3,876)
Buy	CNY	844,535	08/10	30
Buy	CNY	1,714,535	11/10	(5,592)
Buy	DKK	511,000	01/10	(1,226)
Buy	EUR	50,000	01/10	(60)
Sell	EUR	165,000	01/10	(1,107)
Sell	EUR	100,000	01/10	1,050
Sell	EUR	1,338,000	02/10	67,976
Sell	EUR	1,630,000	03/10	31,554
Buy	GBP	287,000	01/10	5,613
Sell	GBP	506,000	01/10	24,360
Buy	INR	397,332,000	10/10	(129)
Buy	INR	1,921,273,000	10/10	2,791
Sell	JPY	38,749,000	01/10	16,034
Buy	KRW	290,744,000	02/10	3,493
Buy	KRW	26,920,289	07/10	456
Buy	KRW	237,320,000	08/10	3,530
Buy	KRW	15,791,961	11/10	72
Buy	MYR	193,218	02/10	(511)
Buy	MYR	338,578	02/10	637
Buy	MYR	22,391	06/10	(35)
Buy	MYR	486,745	06/10	1,278
Buy	SGD	18,000	02/10	(157)
Buy	SGD	51,595	03/10	(402)
Buy	SGD	30,000	06/10	(307)
Buy	TWD	1,374,455	06/10	890
Buy	TWD	46,245	10/10	(4)
Buy	TWD	869,000	10/10	146

				$236,066

(f)	Transactions in written options for the nine-month period ended December 31, 2009 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium

Outstanding, March 31, 2009	28	4,500,000	$34,346
Call Options Written	280	28,100,000	243,126
Put Options Written	145	74,900,000	816,641
Call Options Expired	(206)	(11,800,000)	(127,997)
Put Options Expired	(81)	(46,700,000)	(420,539)

Outstanding, December 31, 2009	166	49,000,000	$545,577

(g)	Premiums received and value of written options outstanding as of December 31, 2009 were as follows:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Call — OTC 7-Year Interest Rate Swap	Receive	2.800%	02/17/10	MSC	$1,000,000	$5,700	$147
Call — OTC 10-Year Interest Rate Swap	Receive	3.250%	02/17/10	CIT	400,000	820	109
Call — OTC 10-Year Interest Rate Swap	Receive	3.250%	02/17/10	MSC	5,200,000	7,800	1,416
Put — OTC 10-Year Interest Rate Swap	Pay	4.000%	02/17/10	CIT	400,000	3,360	6,510
Put — OTC 10-Year Interest Rate Swap	Pay	4.000%	02/17/10	MSC	5,200,000	52,000	84,626
Call — OTC 7-Year Interest Rate Swap	Receive	2.750%	04/19/10	CSF	300,000	1,375	225
Call — OTC 7-Year Interest Rate Swap	Receive	2.750%	04/19/10	BNP	3,300,000	5,940	2,543
Call — OTC 7-Year Interest Rate Swap	Receive	2.750%	04/19/10	DUB	100,000	430	75
Call — OTC 10-Year Interest Rate Swap	Receive	3.250%	04/19/10	BNP	400,000	3,640	678
Call — OTC 10-Year Interest Rate Swap	Receive	3.250%	04/19/10	BRC	1,000,000	13,000	1,696
Call — OTC 10-Year Interest Rate Swap	Receive	3.250%	04/19/10	CSF	700,000	7,070	1,187
Call — OTC 10-Year Interest Rate Swap	Receive	3.250%	04/19/10	DUB	3,500,000	36,423	5,937

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

	Pay/Receive
	Floating Rate
	Based on 3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Call — OTC 10-Year Interest Rate Swap	Receive	3.250%	04/19/10	MSC	$400,000	$3,600	$678
Put — OTC 7-Year Interest Rate Swap	Pay	4.000%	04/19/10	BNP	3,300,000	26,103	35,313
Put — OTC 7-Year Interest Rate Swap	Pay	4.000%	04/19/10	CSF	100,000	1,230	1,061
Put — OTC 7-Year Interest Rate Swap	Pay	4.000%	04/19/10	DUB	100,000	870	1,061
Put — OTC 10-Year Interest Rate Swap	Pay	4.250%	04/19/10	BNP	4,300,000	90,955	80,255
Put — OTC 10-Year Interest Rate Swap	Pay	4.250%	04/19/10	BRC	1,000,000	7,950	18,664
Put — OTC 10-Year Interest Rate Swap	Pay	4.250%	04/19/10	CIT	1,000,000	24,600	18,664
Put — OTC 10-Year Interest Rate Swap	Pay	4.250%	04/19/10	CSF	700,000	16,800	13,065
Put — OTC 10-Year Interest Rate Swap	Pay	4.250%	04/19/10	DUB	3,200,000	41,960	59,725
Put — OTC 10-Year Interest Rate Swap	Pay	4.250%	04/19/10	RBS	5,900,000	62,042	110,118
Put — OTC 10-Year Interest Rate Swap	Pay	5.000%	04/19/10	DUB	300,000	1,485	1,140
Put — OTC 10-Year Interest Rate Swap	Pay	5.000%	04/19/10	RBS	1,000,000	10,325	3,801
Put — OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	2,000,000	15,447	3,855
Put — OTC 10-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	3,000,000	23,650	12,119
Put — OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	1,200,000	7,230	3,938

						$471,805	$468,606

Option on Exchange-Traded Futures Contacts

	Exercise	Expiration	Counter-	Number of
Description	Price	Date	party	Contracts	Premium	Value

Put — CBOT 10-Year U.S. Treasury Note Futures (03/10)	$114.00	02/19/10	JPM	2	$1,120	$1,219
Put — CBOT 10-Year U.S. Treasury Note Futures (03/10)	114.00	02/19/10	MER	1	701	609
Put — CBOT 10-Year U.S. Treasury Note Futures (03/10)	115.00	02/19/10	CIT	28	7,805	27,125
Put — CBOT 10-Year U.S. Treasury Note Futures (03/10)	115.00	02/19/10	JPM	21	16,932	20,344
Put — CBOT 10-Year U.S. Treasury Note Futures (03/10)	116.00	02/19/10	CIT	24	13,018	34,500
Put — CBOT 10-Year U.S. Treasury Note Futures (03/10)	116.00	02/19/10	JPM	2	1,339	2,875
Put — CBOT 10-Year U.S. Treasury Note Futures (03/10)	117.50	02/19/10	JPM	3	1,180	1,125
Put — CBOT 10-Year U.S. Treasury Note Futures (03/10)	119.00	02/19/10	JPM	20	4,012	2,500
Put — CBOT 10-Year U.S. Treasury Note Futures (03/10)	120.00	02/19/10	CIT	49	22,393	2,297
Put — CBOT 10-Year U.S. Treasury Note Futures (03/10)	121.00	02/19/10	CIT	5	737	78
Put — CBOT 10-Year U.S. Treasury Note Futures (03/10)	121.00	02/19/10	JPM	11	4,535	172

					$73,772	$92,844

Total Written Options					$545,577	$561,450

(h)	Swap agreements outstanding as of December 31, 2009 were as follows:
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

Upfront
	Fixed Deal			Implied Credit			Premiums
	Pay	Expiration	Counter-	Spread at	Notional	Market	Paid	Unrealized
Referenced Obligation	Rate	Date	party	12/31/09 (3)	Amount (4)	Value (5)	(Received)	Appreciation

Health Care Properties 5.950% due 09/15/11	(0.460%)	09/20/11	JPM	1.219%	$900,000	$11,507	$—	$11,507

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Receive	Expiration	Counter-	Spread at	Notional	Market	Paid	Appreciation
Referenced Obligation	Rate	Date	party	12/31/09 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

General Electric Capital Corp 6.000% due 06/15/12	1.500%	09/20/11	DUB	1.387%	$100,000	$237	$—	$237
General Electric Capital Corp 5.625% due 09/15/17	4.000%	12/20/13	CIT	1.590%	200,000	18,061	—	18,061
General Electric Capital Corp 5.625% due 09/15/17	4.230%	12/20/13	DUB	1.590%	200,000	19,775	—	19,775
General Electric Capital Corp 5.625% due 09/15/17	4.325%	12/20/13	CIT	1.590%	200,000	20,482	—	20,482
General Electric Capital Corp 6.000% due 06/15/12	4.400%	12/20/13	BRC	1.590%	200,000	21,060	—	21,060
General Electric Capital Corp 6.000% due 06/15/12	4.500%	12/20/13	BRC	1.590%	300,000	32,680	—	32,680
General Electric Capital Corp 6.000% due 06/15/12	4.700%	12/20/13	BRC	1.590%	400,000	46,555	—	46,555
General Electric Capital Corp 5.625% due 09/15/17	4.750%	12/20/13	DUB	1.590. %	400,000	47,300	—	47,300
International Lease Finance Corp 4.150% due 01/20/15	5.000%	12/20/13	BRC	8.976%	300,000	(33,647)	(51,000)	17,353
SLM Corp 5.125% due 08/27/12	5.000%	12/20/13	CIT	4.981%	400,000	862	(57,000)	57,862
American International Group 6.250% due 05/01/36	5.000%	12/20/13	DUB	5.770%	500,000	(12,008)	(46,250)	34,242
Reynolds American Inc 7.625% due 06/01/16	1.280%	06/20/17	DUB	1.618%	200,000	(4,162)	—	(4,162)

						$157,195	$(154,250)	$311,445

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)
Credit Default Swaps on Credit Indices — Buy Protection (1)

Upfront
	Fixed Deal					Premiums
	Pay	Expiration	Counter-	Notional	Market	Paid	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Depreciation

Dow Jones CDX NA HY-12 5Y Index	(5.000%)	06/20/14	DUB	$94,000	$(789)	$11,867	$(12,656)

Credit Default Swaps on Credit Indices — Sell Protection (2)

						Upfront
	Fixed Deal					Premiums
	Receive	Expiration	Counter-	Notional	Market	Paid	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Appreciation

Dow Jones CDX NA HY-8 5Y Index Δ	0.483%	06/20/12	BRC	$770,352	$2,311	$—	$2,311
Dow Jones CDX NA HY-9 5Y Index Δ	2.080%	12/20/12	MER	1,444,065	49,531	—	49,531
Dow Jones CDX NA IG-9 10Y Index	0.548%	12/20/17	GSC	96,450	1,518	—	1,518

					$53,360	$—	$53,360

Total Credit Default Swaps (6)					$221,273	$(142,383)	$363,656

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The aggregate fair value of credit default swaps in a net liability as of December 31, 2009 was $16,818.
Interest Rate Swaps

								Upfront
								Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Market	Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount		Value	(Received)	(Depreciation)

BRL — CDI Compounded	MER	Pay	12.670%	01/04/10	BRL	2,000,000	$32,348	$—	$32,348
BRL — CDI Compounded	MSC	Pay	12.670%	01/04/10		8,400,000	135,859	7,053	128,806
6-Month EUR-LIBOR	MSC	Pay	4.500%	03/19/10	EUR	4,200,000	186,981	(2,904)	189,885
6-Month GBP-LIBOR	RBS	Pay	5.000%	09/15/10	GBP	300,000	18,104	(9,462)	27,566
3-Month USD-LIBOR Δ	MSC	Pay	3.000%	12/16/10		$8,800,000	210,535	184,495	26,040
6-Month EUR-LIBOR	BNP	Pay	4.500%	03/18/11	EUR	5,200,000	433,675	8,277	425,398
3-Month Australian Bank Bill	CIT	Pay	4.500%	06/15/11	AUD	100,000	(561)	115	(676)
3-Month Australian Bank Bill	DUB	Pay	4.500%	06/15/11		4,720,000	(26,462)	4,828	(31,290)
3-Month Australian Bank Bill	MSC	Pay	4.500%	06/15/11		3,600,000	(20,183)	3,423	(23,606)
6-Month Australian Bank Bill	CSF	Pay	6.250%	09/15/11		1,200,000	30,560	129	30,431
6-Month EUR-LIBOR	DUB	Pay	4.070%	09/16/11	EUR	11,200,000	769,031	(6,931)	775,962
BRL — CDI Compounded	MSC	Pay	10.115%	01/02/12	BRL	8,900,000	(240,195)	(199,363)	(40,832)
BRL — CDI Compounded	GSC	Pay	10.150%	01/02/12		6,100,000	(160,277)	(23,780)	(136,497)
BRL — CDI Compounded	UBS	Pay	10.575%	01/02/12		1,200,000	(20,226)	(31,680)	11,454
BRL — CDI Compounded	BRC	Pay	10.600%	01/02/12		1,500,000	(9,119)	—	(9,119)
BRL — CDI Compounded	HSB	Pay	10.610%	01/02/12		1,400,000	(8,346)	—	(8,346)
BRL — CDI Compounded	BRC	Pay	10.680%	01/02/12		5,600,000	(83,282)	(65,566)	(17,716)
BRL — CDI Compounded	MER	Pay	12.540%	01/02/12		4,000,000	69,014	(20,439)	89,453
BRL — CDI Compounded	MSC	Pay	12.540%	01/02/12		900,000	15,528	(6,048)	21,576
BRL — CDI Compounded	UBS	Pay	12.540%	01/02/12		3,000,000	51,760	(14,783)	66,543
BRL — CDI Compounded	HSB	Pay	14.765%	01/02/12		100,000	4,356	667	3,689
BRL — CDI Compounded	MER	Pay	14.765%	01/02/12		200,000	8,711	1,029	7,682
6-Month Australian Bank Bill	UBS	Pay	6.000%	09/15/12	AUD	6,100,000	34,514	—	34,514
6-Month EUR-LIBOR	BNP	Pay	4.500%	03/18/14	EUR	300,000	41,456	(4,508)	45,964
6-Month EUR-LIBOR	CSF	Pay	4.500%	03/18/14		2,100,000	290,198	(9,168)	299,366
3-Month USD-LIBOR	RBS	Pay	4.000%	12/16/14		$2,300,000	116,016	49,165	66,851
6-Month EUR-LIBOR	BRC	Pay	3.000%	06/16/15	EUR	3,700,000	(22,663)	12,576	(35,239)

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL MANAGED BOND FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

								Upfront
								Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional		Market	Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount		Value	(Received)	(Depreciation)

6-Month EUR-LIBOR	DUB	Pay	3.000%	06/16/15	EUR	3,200,000	$(19,599)	$2,069	$(21,668)
6-Month EUR-LIBOR	GSC	Pay	3.000%	06/16/15		2,200,000	(13,475)	2,418	(15,893)
28-Day Mexico Interbank TIIE Banxico	GSC	Pay	8.170%	11/04/16	MXN	1,200,000	1,315	1,757	(442)
3-Month Canadian Bank Bill	RBS	Pay	5.700%	12/18/24	CAD	2,100,000	(16,682)	(1,439)	(15,243)
3-Month USD-LIBOR	DUB	Pay	5.000%	12/15/35		$1,800,000	(33,896)	(37,080)	3,184

Total Interest Rate Swaps							$1,774,995	$(155,150)	$1,930,145

Total Swap Agreements							$1,996,268	$(297,533)	$2,293,801

(i)	As of December 31, 2009, securities with the total aggregate market values of $79,993 and $7,999,544 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap contracts, respectively. In addition, $183,276 in cash was segregated as collateral for open futures contracts.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.1%

Financials - 0.1%

Wells Fargo & Co 7.500%	100	$91,800

Total Convertible Preferred Stocks (Cost $100,000)		91,800

	Principal
	Amount
CORPORATE BONDS & NOTES - 8.7%

Consumer Discretionary - 0.6%

Pulte Homes Inc
7.875% due 08/01/11	$500,000	530,000
Starwood Hotels & Resorts Worldwide Inc
6.250% due 02/15/13	300,000	310,875

		840,875

Consumer Staples - 0.4%

New Albertsons Inc
7.500% due 02/15/11	500,000	513,750

Financials - 7.7%

American Express Credit Corp
5.875% due 05/02/13	200,000	214,794
7.300% due 08/20/13	210,000	236,205
American International Group Inc
8.175% due 05/15/58 §	200,000	133,500
Bank of America Corp
7.375% due 05/15/14	300,000	340,735
Citigroup Funding Inc
1.325% due 05/07/10 §	800,000	801,908
5.700% due 06/30/11	1,000,000	1,026,180
Ford Motor Credit Co LLC
7.250% due 10/25/11	500,000	505,157
HBOS PLC (United Kingdom)
6.750% due 05/21/18 ~	300,000	278,804
ING Bank NV (Netherlands)
3.900% due 03/19/14 ~	4,700,000	4,842,250
Macquarie Bank Ltd (Australia)
3.300% due 07/17/14 ~	700,000	702,397
Metropolitan Life Global Funding I
2.157% due 06/10/11 ~ §	700,000	714,293
5.125% due 04/10/13 ~	100,000	106,019
New York Life Global Funding
4.650% due 05/09/13 ~	300,000	315,355
Santander Perpetual SA Unipersonal (Spain)
6.671% ~ § ±	300,000	270,040

		10,487,637

Total Corporate Bonds & Notes (Cost $11,957,283)		11,842,262

MORTGAGE-BACKED SECURITIES - 1.5%

Collateralized Mortgage Obligations — Commercial - 0.2%

JPMorgan Chase Commercial Mortgage Securities Corp
5.336% due 05/15/47 “	110,000	95,651
Morgan Stanley Capital I
5.880% due 06/11/49 “ §	100,000	89,386
Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/45 “ §	210,000	201,537

		386,574

Collateralized Mortgage Obligations — Residential - 1.3%

Bear Stearns Adjustable Rate Mortgage Trust
2.181% due 03/25/35 “ §	46,316	41,525
2.530% due 08/25/35 “ §	40,105	35,018
2.560% due 08/25/35 “ §	70,602	62,178
2.940% due 03/25/35 “ §	140,875	123,424
Citigroup Mortgage Loan Trust Inc
2.510% due 08/25/35 “ §	60,493	53,666
4.248% due 08/25/35 “ §	54,135	48,267
Countrywide Home Loan Mortgage Pass-Through Trust
0.571% due 06/25/35 “ ~ §	43,505	38,338
4.631% due 01/19/34 “ §	338,901	308,082
Freddie Mac
0.463% due 02/15/19 “ §	522,006	522,459
GSR Mortgage Loan Trust
2.955% due 09/25/35 “ §	101,770	88,363
MLCC Mortgage Investors Inc
2.667% due 12/25/34 “ §	299,405	270,163
Residential Accredit Loans Inc
0.411% due 06/25/46 “ §	196,356	76,523
Structured Asset Mortgage Investments Inc
0.441% due 05/25/46 “ §	171,270	81,038

		1,749,044

Total Mortgage-Backed Securities (Cost $2,269,992)		2,135,618

ASSET-BACKED SECURITIES - 2.6%

Ally Auto Receivables Trust
1.320% due 03/15/12 “ ~	1,100,000	1,102,561
Bank of America Auto Trust
1.160% due 02/15/12 “ ~	1,000,000	1,002,594
Ford Credit Auto Owner Trust
0.357% due 09/15/10 “ ~	429,625	429,735
1.210% due 01/15/12 “	1,000,000	1,000,612
Freddie Mac Structured Pass-Through Securities
0.511% due 09/25/31 “ §	3,065	2,961

Total Asset-Backed Securities (Cost $3,532,463)		3,538,463

U.S. GOVERNMENT AGENCY ISSUE - 0.1%

Freddie Mac
0.208% due 08/05/11 §	146,000	146,041

Total U.S. Government Agency Issue (Cost $146,744)		146,041

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

	Principal
	Amount	Value
U.S. TREASURY OBLIGATIONS - 81.4%

U.S. Treasury Inflation Protected Securities - 81.4%

0.625% due 04/15/13 ^	$1,943,187	$1,978,407
1.250% due 04/15/14 ^	1,736,448	1,796,817
1.625% due 01/15/15 ^	4,641,651	4,833,119
1.625% due 01/15/18 ^	412,744	423,159
1.750% due 01/15/28 ^	3,405,138	3,273,720
1.875% due 07/15/13 ^	1,176,980	1,241,070
1.875% due 07/15/15 ^	9,668,832	10,199,864
1.875% due 07/15/19 ^	2,429,808	2,525,861
2.000% due 04/15/12 ^	1,384,877	1,448,927
2.000% due 01/15/14 ^	7,545,984	7,989,311
2.000% due 07/15/14 ^	1,146,810	1,216,335
2.000% due 01/15/16 ^	1,089,140	1,151,511
2.000% due 01/15/26 ^	3,485,248	3,508,937
2.125% due 01/15/19 ^	3,020,550	3,207,918
2.375% due 04/15/11 ^	7,950,357	8,195,077
2.375% due 01/15/17 ^	1,822,281	1,970,483
2.375% due 01/15/25 ^	4,506,963	4,766,817
2.375% due 01/15/27 ^	10,076,142	10,628,758
2.500% due 07/15/16 ^	5,459,091	5,951,687
2.500% due 01/15/29 ^	6,141,785	6,602,898
2.625% due 07/15/17 ^	6,049,458	6,660,550
3.000% due 07/15/12 ^	4,718,949	5,079,505
3.375% due 01/15/12 ^	243,484	260,718
3.375% due 04/15/32 ^	182,679	226,408
3.500% due 01/15/11 ^	745,224	773,927
3.625% due 04/15/28 ^	2,232,005	2,764,374
3.875% due 04/15/29 ^	9,138,972	11,788,561

		110,464,719

Total U.S. Treasury Obligations (Cost $106,090,775)		110,464,719

FOREIGN GOVERNMENT BONDS & NOTES - 0.8%

Bundesrepublik Deutschland (Germany)
3.750% due 01/04/15	700,000	1,060,572

Total Foreign Government Bonds & Notes (Cost $1,074,063)		1,060,572

MUNICIPAL BONDS - 0.1%

Tobacco Settlement Finance Authority of WV ‘A’
7.467% due 06/01/47	95,000	76,001

Tobacco Settlement Financing Corp RI ‘A’
6.000% due 06/01/23	75,000	75,913

Total Municipal Bonds (Cost $157,232)		151,914

SHORT-TERM INVESTMENTS - 3.7%

U.S. Treasury Bill - 0.0%

U.S. Treasury Bill
0.240% due 02/18/10 ‡	1,000	1,000

Shares
Money Market Fund - 0.8%

Blackrock Liquidity Funds Treasury Trust Fund Portfolio	1,105,403	1,105,403

	Principal
	Amount
Repurchase Agreement - 2.9%

Credit Suisse Securities
0.000% due 01/04/10
(Dated 12/31/09, repurchase price of $3,900,000; collateralized by U.S. Treasury Bill: 0.183% due 06/10/10 market value $3,990,785)	$3,900,000	3,900,000

Total Short-Term Investments (Cost $5,006,403)		5,006,403

TOTAL INVESTMENTS - 99.0% (Cost $130,334,955)		134,437,792

OTHER ASSETS & LIABILITIES, NET - 1.0%		1,310,639

NET ASSETS - 100.0%		$135,748,431

Notes to Schedule of Investments

(a)	Short-term securities reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted securities.

(b)	Less than 0.1% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

(c)	Open futures contracts outstanding as of December 31, 2009 were as follows:

			Unrealized
	Number of	Notional	Appreciation
Long Futures Outstanding	Contracts	Amount	(Depreciation)

3-Month Euribor (06/10)	4	EUR 4,000,000	$4,372
Euro-Bobl 5-Year Notes (03/10)	2	200,000	(3,469)
Euro-Bund 10-Year Notes (03/10)	3	300,000	(6,924)
Eurodollar (03/10)	73	$73,000,000	127,500
Eurodollar (06/10)	105	105,000,000	162,013

			$283,492

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of December 31, 2009 were as follows:

		Principal
Contracts		Amount		Unrealized
to Buy or		Covered by		Appreciation
to Sell	Currency	Contracts	Expiration	(Depreciation)

Sell	BRL	112,008	02/10	$(5,701)
Sell	CHF	85,000	03/10	(355)
Buy	CNY	2,603,741	03/10	(3,517)
Sell	CNY	2,603,741	03/10	1,921
Buy	CNY	2,330,216	06/10	(1,818)
Buy	CNY	2,548,929	11/10	(8,317)
Sell	EUR	149,000	01/10	2,701
Sell	EUR	754,000	01/10	(2,166)
Buy	KRW	888,082,000	02/10	17,666
Buy	KRW	432,069,828	07/10	9,210
Buy	KRW	63,427,000	08/10	355
Buy	KRW	44,116,172	11/10	202
Buy	MXN	13,546,070	04/10	7,975
Buy	MXN	1,311,300	04/10	(1,106)
Buy	SGD	1,253,230	02/10	(8,129)

				$8,921

(e)	Transactions in written options for the nine-month period ended December 31, 2009 were as follows:

	Number of	Notional Amount
	Contracts	in $	Premium

Outstanding, March 31, 2009	23	9,500,000	$135,225
Call Options Written	21	12,900,000	109,188
Put Options Written	37	38,600,000	313,943
Call Options Closed	—	(2,900,000)	(75,305)
Put Options Closed	—	(1,300,000)	(12,773)
Call Options Expired	(31)	(5,700,000)	(37,067)
Put Options Expired	(50)	(21,700,000)	(164,078)

Outstanding December 31, 2009	—	29,400,000	$269,133

(f)	Premiums received and value of written options outstanding as of December 31, 2009 were as follows:
Interest Rate Swaptions

	Pay/Receive
	Floating Rate
	Based on
	3-Month	Exercise	Expiration	Counter-	Notional
Description	USD-LIBOR	Rate	Date	party	Amount	Premium	Value

Call — OTC 7-Year Interest Rate Swap	Receive	2.750%	04/19/10	DUB	$2,400,000	$11,040	$1,800
Call — OTC 10-Year Interest Rate Swap	Receive	3.250%	04/19/10	BNP	2,000,000	19,200	3,392
Call — OTC 10-Year Interest Rate Swap	Receive	3.250%	04/19/10	BRC	1,000,000	13,000	1,696
Call — OTC 10-Year Interest Rate Swap	Receive	3.250%	04/19/10	DUB	3,200,000	37,520	5,428
Put — OTC 7-Year Interest Rate Swap	Pay	4.000%	04/19/10	DUB	2,400,000	12,960	25,454
Put — OTC 10-Year Interest Rate Swap	Pay	4.250%	04/19/10	BRC	1,000,000	7,950	18,664
Put — OTC 10-Year Interest Rate Swap	Pay	4.250%	04/19/10	DUB	3,200,000	29,945	59,725
Put — OTC 10-Year Interest Rate Swap	Pay	5.000%	04/19/10	BNP	2,000,000	9,700	7,602
Put — OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	BNP	1,000,000	9,175	1,259
Put — OTC 5-Year Interest Rate Swap	Pay	5.000%	06/15/10	BRC	3,000,000	28,770	3,776
Put — OTC 5-Year Interest Rate Swap	Pay	5.800%	06/28/10	CSF	1,000,000	5,650	362
Put — OTC 5-Year Interest Rate Swap	Pay	5.500%	08/31/10	DUB	1,000,000	10,774	1,796
Put — OTC 7-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	2,900,000	22,959	5,589
Put — OTC 10-Year Interest Rate Swap	Pay	6.000%	08/31/10	RBS	600,000	5,925	2,424
Put — OTC 7-Year Interest Rate Swap	Pay	5.365%	09/20/10	RBS	2,000,000	39,845	11,567
Put — OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	MSC	200,000	1,320	656
Put — OTC 10-Year Interest Rate Swap	Pay	10.000%	07/10/12	RBS	500,000	3,400	1,641

Total Written Options						$269,133	$152,831

(g)	Swap agreements outstanding as of December 31, 2009 were as follows:
Interest Rate Cap/ Floor Swaps

	Pay/Receive		Cap/Floor	Expiration	Counter-	Notional	Market	Upfront Premiums Paid	Unrealized Appreciation
Description	Floating Rate	Cap/Floor	Floating Rate	Date	party	Amount (4)	Value (5)	(Received)	(Depreciation)

US CPI Urban Consumers NSA Δ	Pay	Cap	2.500%	12/07/10	RBS	$1,200,000	$(4,762)	$(4,200)	$(562)
US CPI Urban Consumers NSA	Pay	Floor	1.000%	12/14/10	BNP	1,200,000	(2,750)	(5,160)	2,410

Total Cap/ Floor Swap							$(7,512)	$(9,360)	$1,848

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL INFLATION MANAGED FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)
Credit Default Swaps on Corporate and Sovereign Issues — Buy Protection (1)

							Upfront
	Fixed Deal			Implied Credit			Premiums	Unrealized
	Pay	Expiration	Counter-	Spread at	Notional	Market	Paid	Appreciation
Referenced Obligation	Rate	Date	party	12/31/09 (3)	Amount (4)	Value (5)	(Received)	(Depreciation)

New Albertsons Inc 7.250% due 05/01/13Δ	(1.000%)	03/20/11	DUB	1.263%	$500,000	$1,444	$5,035	$(3,591)
Pulte Homes Inc 5.250% due 01/15/14Δ	(1.000%)	09/20/11	DUB	1.244%	500,000	1,928	1,857	71
Starwood Hotels & Resorts Worldwide Inc 6.750% due 05/15/18Δ	(1.000%)	03/20/13	DUB	1.090%	300,000	747	5,065	(4,318)

						$4,119	$11,957	$(7,838)

Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection (2)

Upfront
	Fixed Deal			Implied Credit			Premiums
	Receive	Expiration	Counter-	Spread at	Notional	Market	Paid	Unrealized
Referenced Obligation	Rate	Date	party	12/31/09 (3)	Amount (4)	Value (5)	(Received)	Depreciation

American International Group Inc 6.250% due 05/01/36	1.950%	03/20/13	DUB	5.684%	$1,200,000	$(124,776)	$—	$(124,776)

Credit Default Swaps on Credit Indices — Buy Protection (1)

						Upfront
	Fixed Deal					Premiums
	Pay	Expiration	Counter-	Notional	Market	Paid	Unrealized
Referenced Obligation	Rate	Date	party	Amount (4)	Value (5)	(Received)	Depreciation

Dow Jones CDX NA IG-12 Index	(1.000%)	06/20/14	DUB	$892,800	$(7,080)	$15,755	$(22,835)

Total Credit Default Swaps (6)					$(127,737)	$27,712	$(155,449)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(4)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	The aggregate fair value of credit default swaps in a net liability as of December 31, 2009 was $155,520.
Interest Rate Swaps

							Upfront
							Premiums	Unrealized
	Counter-	Pay/Receive	Fixed	Expiration	Notional	Market	Paid	Appreciation
Floating Rate Index	party	Floating Rate	Rate	Date	Amount	Value	(Received)	(Depreciation)

France CPI Excluding Tobacco	BRC	Pay	2.103%	10/15/10	EUR 500,000	$24,672	$(416)	$25,088
France CPI Excluding Tobacco	UBS	Pay	2.146%	10/15/10	100,000	6,008	—	6,008
France CPI Excluding TobaccoΔ	JPM	Pay	2.261%	07/14/11	500,000	33,522	—	33,522
France CPI Excluding Tobacco	JPM	Pay	2.028%	10/15/11	200,000	9,540	—	9,540
France CPI Excluding Tobacco	UBS	Pay	2.095%	10/15/11	300,000	16,265	—	16,265
France CPI Excluding Tobacco	BNP	Pay	1.988%	12/15/11	1,000,000	36,290	—	36,290
BRL — CDI Compounded	MSC	Pay	10.115%	01/02/12	BRL 1,300,000	(35,085)	(18,939)	(16,146)
BRL — CDI Compounded	BRC	Pay	10.680%	01/02/12	800,000	(11,897)	(6,967)	(4,930)
BRL — CDI Compounded	HSB	Pay	14.765%	01/02/12	2,300,000	100,181	15,333	84,848
BRL — CDI Compounded	MER	Pay	14.765%	01/02/12	100,000	4,356	191	4,165

Total Interest Rate Swaps						$183,852	$(10,798)	$194,650

Total Swap Agreements						$48,603	$7,554	$41,049

(h)	As of December 31, 2009, securities with a total aggregate market value of $1,000 were segregated with the broker(s)/ custodian as collateral for open futures contracts. In addition, $93,700 in cash was segregated as collateral for open futures contracts.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL LARGE-CAP GROWTH FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Consumer Discretionary - 16.4%

Amazon.com Inc *	17,400	$2,340,648
DeVry Inc	15,800	896,334
International Game Technology	56,700	1,064,259
McDonald’s Corp	28,700	1,792,028
priceline.com Inc *	4,600	1,005,100
The Sherwin-Williams Co	18,400	1,134,360
Time Warner Cable Inc	23,500	972,665

		9,205,394

Consumer Staples - 4.9%

Colgate-Palmolive Co	12,300	1,010,445
Kellogg Co	19,500	1,037,400
Wal-Mart Stores Inc	13,500	721,575

		2,769,420

Energy - 5.9%

EOG Resources Inc	6,800	661,640
Schlumberger Ltd (Netherlands)	6,300	410,067
Southwestern Energy Co *	32,800	1,580,960
Suncor Energy Inc (Canada)	18,000	635,580

		3,288,247

Financials - 6.0%

BlackRock Inc	4,200	975,240
CME Group Inc	4,100	1,377,395
IntercontinentalExchange Inc *	5,300	595,190
MSCI Inc ‘A’ *	12,500	397,500

		3,345,325

Health Care - 16.9%

Alcon Inc (Switzerland)	12,400	2,037,940
Allergan Inc	38,400	2,419,584
Covidien PLC (Ireland)	35,600	1,704,884
Express Scripts Inc *	15,400	1,331,330
Talecris Biotherapeutics Holdings Corp *	35,907	799,649
Zimmer Holdings Inc *	20,600	1,217,666

		9,511,053

Industrials - 9.1%

General Dynamics Corp	8,600	586,262
Parker-Hannifin Corp	14,000	754,320
Union Pacific Corp	27,400	1,750,860
United Technologies Corp	12,800	888,448
Verisk Analytics Inc ‘A’ *	37,000	1,120,360

		5,100,250

Information Technology - 32.9%

Adobe Systems Inc *	27,800	1,022,484
Apple Inc *	15,500	3,268,330
Cisco Systems Inc *	83,100	1,989,414
Google Inc ‘A’ *	5,000	3,099,900
MasterCard Inc ‘A’	9,300	2,380,614
Oracle Corp	41,300	1,013,502
QUALCOMM Inc	48,900	2,262,114
Red Hat Inc *	5,600	173,040
salesforce.com inc *	7,600	560,652
Visa Inc ‘A’	30,400	2,658,784

		18,428,834

Materials - 5.6%

Monsanto Co	19,700	1,610,475
Praxair Inc	18,800	1,509,828

		3,120,303

Telecommunication Services - 1.0%

American Tower Corp ‘A’ *	13,400	579,014

Total Common Stocks (Cost $43,470,804)		55,347,840

EXCHANGE-TRADED FUND - 0.5%

iShares Russell 1000 Growth Index Fund	5,300	264,205

Total Exchange-Traded Fund (Cost $251,880)		264,205

SHORT-TERM INVESTMENT - 0.0%

Money Market Fund - 0.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	432	432

Total Short-Term Investment (Cost $432)		432

TOTAL INVESTMENTS - 99.2% (Cost $43,723,116)		55,612,477

OTHER ASSETS & LIABILITIES, NET - 0.8%		462,262

NET ASSETS - 100.0%		$56,074,739

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.2%

Financials - 0.2%

Bank of America Corp 10.000% *	18,000	$268,560

Total Convertible Preferred Stocks (Cost $270,000)		268,560

COMMON STOCKS - 95.3%

Consumer Discretionary - 16.1%

Comcast Corp ‘A’	284,014	4,788,476
J.C. Penney Co Inc	23,500	625,335
Lowe’s Cos Inc	50,000	1,169,500
Macy’s Inc	41,673	698,439
News Corp ‘B’	112,800	1,795,776
Target Corp	8,300	401,471
The DIRECTV Group Inc ‘A’ *	37,106	1,237,485
The Home Depot Inc	44,100	1,275,813
Time Warner Cable Inc	31,681	1,311,277
Time Warner Inc	50,833	1,481,274
Viacom Inc ‘B’ *	129,850	3,860,441

		18,645,287

Consumer Staples - 11.6%

Altria Group Inc	51,900	1,018,797
Cadbury PLC ADR (United Kingdom)	10,436	536,306
CVS Caremark Corp	44,000	1,417,240
Dr Pepper Snapple Group Inc	17,652	499,552
Kraft Foods Inc ‘A’	73,402	1,995,066
Mead Johnson Nutrition Co ‘A’	3,722	162,651
Philip Morris International Inc	26,700	1,286,673
The Coca-Cola Co	24,200	1,379,400
The Procter & Gamble Co	7,900	478,977
Unilever NV ‘NY’ (Netherlands)	63,600	2,056,188
Wal-Mart Stores Inc	48,100	2,570,945

		13,401,795

Energy - 7.5%

BP PLC ADR (United Kingdom)	15,100	875,347
Chevron Corp	26,600	2,047,934
ConocoPhillips	30,200	1,542,314
Halliburton Co	61,400	1,847,526
Royal Dutch Shell PLC ADR (United Kingdom)	15,800	949,738
Smith International Inc	18,100	491,777
Total SA ADR (France)	14,900	954,196

		8,708,832

Financials - 22.8%

Aflac Inc	12,500	578,125
Bank of America Corp	148,501	2,236,425
Berkshire Hathaway Inc ‘B’ *	282	926,652
Citigroup Inc	230,000	761,300
JPMorgan Chase & Co	88,500	3,687,795
MetLife Inc	42,300	1,495,305
State Street Corp	11,000	478,940
The Bank of New York Mellon Corp	86,839	2,428,887
The Chubb Corp	126,980	6,244,876
The Goldman Sachs Group Inc	5,900	996,156
The PNC Financial Services Group Inc	27,800	1,467,562
The Travelers Cos Inc	47,586	2,372,638
Torchmark Corp	17,500	769,125
U.S. Bancorp	36,300	817,113
Wells Fargo & Co	42,200	1,138,978

		26,399,877

Health Care - 14.9%

Abbott Laboratories	17,200	928,628
Boston Scientific Corp *	139,400	1,254,600
Bristol-Myers Squibb Co	99,004	2,499,851
Cardinal Health Inc	64,700	2,085,928
Eli Lilly & Co	39,000	1,392,690
GlaxoSmithKline PLC ADR (United Kingdom)	14,200	599,950
Merck & Co Inc	59,630	2,178,880
Pfizer Inc	190,657	3,468,051
Roche Holding AG ADR (Switzerland)	22,700	957,940
UnitedHealth Group Inc	30,900	941,832
WellPoint Inc *	15,200	886,008

		17,194,358

Industrials - 3.2%

Emerson Electric Co	17,100	728,460
General Electric Co	99,600	1,506,948
Honeywell International Inc	13,900	544,880
Ingersoll-Rand PLC (Ireland)	25,700	918,518

		3,698,806

Information Technology - 10.3%

Accenture PLC ‘A’ (Ireland)	15,800	655,700
Cisco Systems Inc *	59,100	1,414,854
Dell Inc *	70,367	1,010,470
eBay Inc *	128,100	3,015,474
Hewlett-Packard Co	32,300	1,663,773
Intel Corp *	86,000	1,754,400
KLA-Tencor Corp	20,000	723,200
Microsoft Corp	13,400	408,566
The Western Union Co	19,300	363,805
Yahoo! Inc *	52,400	879,272

		11,889,514

Materials - 4.7%

Alcoa Inc	86,900	1,400,828
E.I. du Pont de Nemours & Co	20,699	696,935
International Paper Co	125,870	3,370,799

		5,468,562

Telecommunication Services - 3.8%

AT&T Inc	51,100	1,432,333
Verizon Communications Inc	62,800	2,080,564
Vodafone Group PLC ADR (United Kingdom)	34,900	805,841

		4,318,738

Utilities - 0.4%

Sempra Energy	7,300	408,654

Total Common Stocks (Cost $100,189,402)		110,134,423

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL COMSTOCK FUND
Schedule of Investments (Continued)
December 31, 2009 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 4.4%

Money Market Fund - 4.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,085,395	$5,085,395

Total Short-Term Investment (Cost $5,085,395)		5,085,395

TOTAL INVESTMENTS - 99.9% (Cost $105,544,797)		115,488,378

OTHER ASSETS & LIABILITIES, NET - 0.1%		140,804

NET ASSETS - 100.0%		$115,629,182

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL MID-CAP GROWTH FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.5%

Health Care - 0.5%

Ironwood Pharmaceuticals Inc ‘H’ 8.000% * + Δ	11,028	$242,616

Total Convertible Preferred Stocks (Cost $132,336)		242,616

COMMON STOCKS - 97.7%

Consumer Discretionary - 26.8%

Ctrip.com International Ltd ADR (Cayman) *	27,037	1,942,879
Discovery Communications Inc ‘C’ *	19,975	529,737
Gafisa SA ADR (Brazil)	21,978	711,208
Groupe Aeroplan Inc (Canada)	63,294	659,054
Las Vegas Sands Corp *	38,671	577,745
Li & Fung Ltd (Bermuda) +	428,200	1,770,366
Morningstar Inc *	20,525	992,178
Netflix Inc *	7,276	401,199
New Oriental Education & Technology Group ADR (Cayman) *	10,967	829,215
NVR Inc *	1,116	793,152
priceline.com Inc *	9,577	2,092,575
Sears Holdings Corp *	6,053	505,123
Strayer Education Inc	3,424	727,566
Wynn Resorts Ltd	22,636	1,318,094

		13,850,091

Consumer Staples - 1.5%

Mead Johnson Nutrition Co ‘A’	17,969	785,245

Energy - 7.2%

Petrohawk Energy Corp *	16,086	385,903
Range Resources Corp	27,481	1,369,928
Ultra Petroleum Corp (Canada) *	39,660	1,977,448

		3,733,279

Financials - 11.1%

Calamos Asset Management Inc ‘A’	26,095	300,875
Greenhill & Co Inc	11,957	959,430
IntercontinentalExchange Inc *	7,751	870,437
Leucadia National Corp *	45,231	1,076,045
Moody’s Corp	12,703	340,440
MSCI Inc ‘A’ *	46,026	1,463,627
T. Rowe Price Group Inc	13,892	739,749

		5,750,603

Health Care - 9.1%

Allergan Inc	10,175	641,127
Gen-Probe Inc *	23,005	986,914
Illumina Inc *	40,351	1,236,758
Intuitive Surgical Inc *	2,424	735,248
Techne Corp	16,110	1,104,502

		4,704,549

Industrials - 13.3%

C.H. Robinson Worldwide Inc	15,866	931,810
Covanta Holding Corp *	26,405	477,666
Expeditors International of Washington Inc	33,922	1,178,111
IHS Inc ‘A’ *	13,778	755,172
Intertek Group PLC (United Kingdom) +	55,703	1,125,872
Monster Worldwide Inc *	23,788	413,911
The Corporate Executive Board Co	17,108	390,405
Verisk Analytics Inc ‘A’ *	52,931	1,602,751

		6,875,698

Information Technology - 20.7%

Akamai Technologies Inc *	38,061	964,085
Alibaba.com Ltd (Cayman) +	432,600	997,320
Autodesk Inc *	26,441	671,866
Baidu Inc ADR (Cayman) *	4,697	1,931,547
Equinix Inc *	6,103	647,833
Palm Inc *	58,404	586,376
Redecard SA (Brazil)	66,682	1,110,728
Rovi Corp *	14,455	460,681
salesforce.com inc *	23,770	1,753,513
Teradata Corp *	50,247	1,579,263

		10,703,212

Materials - 7.0%

Intrepid Potash Inc *	23,654	689,987
Martin Marietta Materials Inc	11,605	1,037,603
Nalco Holding Co	38,452	980,911
Rockwood Holdings Inc *	27,655	651,552
Texas Industries Inc	7,379	258,191

		3,618,244

Telecommunication Services - 1.0%

Millicom International Cellular SA (Luxembourg)	6,589	486,071

Total Common Stocks (Cost $42,551,539)		50,506,992

SHORT-TERM INVESTMENT - 1.9%

Money Market Fund - 1.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	987,154	987,154

Total Short-Term Investment (Cost $987,154)		987,154

TOTAL INVESTMENTS - 100.1% (Cost $43,671,029)		51,736,762

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(28,422)

NET ASSETS - 100.0%		$51,708,340

Notes to Schedule of Investments

(a)	Securities with a total aggregate market value of $4,136,174 or 8.0% of the net assets were valued under the fair value procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.

(b)	0.5% of the Fund’s net assets were reported illiquid by the portfolio manager under the Funds’ policy.

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
PL REAL ESTATE FUND
Schedule of Investments
December 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.5%

Consumer Discretionary - 4.4%

Morgans Hotel Group Co *	23,324	$105,658
Starwood Hotels & Resorts Worldwide Inc	36,647	1,340,181

		1,445,839

Financials - 92.0%

Acadia Realty Trust REIT	19,083	321,930
AMB Property Corp REIT	12,496	319,273
Apartment Investment & Management Co ‘A’ REIT	4,770	75,938
AvalonBay Communities Inc REIT	21,499	1,765,283
Boston Properties Inc REIT	22,789	1,528,458
Brookfield Properties Corp (Canada)	98,479	1,193,565
Camden Property Trust REIT	16,796	711,647
Colony Financial Inc REIT	7,310	148,905
Cousins Properties Inc REIT	13,311	101,563
CreXus Investment Corp REIT *	6,780	94,649
DCT Industrial Trust Inc REIT	40,760	204,615
Digital Realty Trust Inc REIT	3,410	171,455
Duke Realty Corp REIT	13,550	164,903
Equity Lifestyle Properties Inc REIT	14,144	713,848
Equity One Inc REIT	281	4,544
Equity Residential REIT	87,325	2,949,838
Essex Property Trust Inc REIT	200	16,730
Extendicare REIT (Canada)	1,580	14,382
Federal Realty Investment Trust REIT	12,859	870,811
Forest City Enterprises Inc ‘A’ *	62,073	731,220
HCP Inc REIT	40,140	1,225,876
Healthcare Realty Trust Inc REIT	35,049	752,152
Host Hotels & Resorts Inc REIT *	102,282	1,193,631
Kilroy Realty Corp REIT	5,574	170,955
Kite Realty Group Trust REIT	16,940	68,946
Liberty Property Trust REIT	16,821	538,440
LTC Properties Inc REIT	2,480	66,340
Mack-Cali Realty Corp REIT	17,549	606,669
Nationwide Health Properties Inc REIT	2,490	87,598
Pebblebrook Hotel Trust *	5,540	121,935
Plum Creek Timber Co Inc REIT	31,139	1,175,809
Post Properties Inc REIT	20,570	403,172
PS Business Parks Inc REIT	4,932	246,847
Public Storage REIT	21,487	1,750,116
Rayonier Inc REIT	3,920	165,267
Regency Centers Corp REIT	35,501	1,244,665
Retail Opportunity Investments Corp *	15,700	158,727
Senior Housing Properties Trust REIT	50,723	1,109,312
Simon Property Group Inc REIT	46,158	3,683,406
Sovran Self Storage Inc REIT	2,912	104,046
Starwood Property Trust Inc REIT	10,950	206,845
Taubman Centers Inc REIT	4,563	163,857
Ventas Inc REIT	15,410	674,033
Vornado Realty Trust REIT	29,971	2,096,200

		30,118,401

Health Care - 1.1%

Assisted Living Concepts Inc ‘A’ *	12,210	321,978
Capital Senior Living Corp *	12,030	60,391

		382,369

Total Common Stocks (Cost $24,533,141)		31,946,609

SHORT-TERM INVESTMENT - 2.0%

Money Market Fund - 2.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	646,029	$646,029

Total Short-Term Investment (Cost $646,029)		646,029

TOTAL INVESTMENTS - 99.5% (Cost $25,179,170)		32,592,638

OTHER ASSETS & LIABILITIES, NET - 0.5%		152,248

NET ASSETS - 100.0%		$32,744,886

Note to Schedule of Investments

(a)	As of December 31, 2009, the Fund was diversified by property sector as a percentage of net assets as follows:

Specialized REITS	25.8%
Residential REITS	20.3%
Retail REITS	19.4%
Diversified REITS	9.6%
Office REITS	8.1%
Real Estate Operating Companies REITS	5.8%
Hotels, Resort, Cruise Lines REITS	4.4%
Industrial REITS	1.6%
Mortgage REITS	1.4%
Health Care Facilities REITS	1.1%

97.5%
Short-Term Investment	2.0%
Other Assets & Liabilities, Net	0.5%

100.0%

See Supplemental Notes to Schedule of Investments	See explanation of symbols and terms, if any, on page 46

PACIFIC LIFE FUNDS
Schedule of Investments (Continued)
Explanation of Symbols and Terms
December 31, 2009 (Unaudited)

Explanation of Symbols:
*	Non-income producing securities.

“	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

^	Securities with their principal amount adjusted for inflation.

§	Variable rate securities. The rate shown is based on the latest available information as of December 31 2009.

Ω	Securities were in default as of December 31 2009.

±	The security is a perpetual bond and has no definite maturity date.

∞	Unsettled position. Contract rates do not take effect until settlement date.

~	Securities are not registered under the Securities Act of 1933 (1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

‡	Securities were fully/partially segregated with the broker(s)/custodian as collateral for securities sold short, delayed delivery securities, futures contracts, written option contracts and/or swap contracts, if any, as of December 31 2009.

Δ	Illiquid holdings. Holdings were reported as illiquid by the portfolio manager pursuant to the Funds’ policy and procedures. Under the Funds’ policy, a holding is generally deemed illiquid if it cannot be sold or disposed of within seven days in the ordinary course of business at approximately the amount which a Fund has valued the holding. Illiquid holdings may be difficult to value and difficult to sell, which means a Fund may not be able to sell a holding quickly for its full value.

+	Securities were fair valued under procedures established by the Funds’ Board of Trustees, including considerations to determine fair values for certain foreign equity securities, if applicable.
Counterparty Abbreviations:

BRC	Barclays
BNP	BNP Paribas
CIT	Citigroup
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBS	Royal Bank of Scotland
UBS	UBS
Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringitt
SGD	Singapore Dollar
TWD	Taiwan Dollar
USD	United States Dollar
Other Abbreviations:

ADR	American Depositary Receipt
CBOT	Chicago Board of Trade
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
LI	London Stock Exchange
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
OTC	Over the Counter
REIT	Real Estate Investment Trust
RNC	Riparmio Non-Convertible (Non-convertible savings shares on Italian Stock Exchanges)
SDR	Swedish Depositary Receipt
VVPR	Verminderde Voorheffing Precompte Reduit (Belgium dividend coupon)
XAMS	Amsterdam Stock Exchange
Note: The descriptions and industry and geographic classifications of the companies shown in the schedule of investments were obtained from published reports and other sources believed to be reliable.

See Supplemental Notes to Schedule of Investments

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments
December 31, 2009 (Unaudited)
1. FUND VALUATION
     The net asset value (“NAV”) per share for each class of shares for each Fund of the Pacific Life Funds (the “Trust”) is calculated by taking the total value of a Fund’s assets (the value of the securities and other investments a Fund holds plus cash or other assets, including interest accrued but not yet received), subtracting a Fund’s liabilities (including accrued expenses, dividends payable and any borrowings of a Fund), and dividing by the total number of shares outstanding. The assets of the PL Portfolio Optimization Conservative, PL Portfolio Optimization Moderate-Conservative, PL Portfolio Optimization Moderate, PL Portfolio Optimization Moderate-Aggressive, and PL Portfolio Optimization Aggressive Funds, (collectively, the “Portfolio Optimization Funds”), consist primarily of shares of the Underlying Funds, which are valued at their respective NAV’s at the time of computation.
     Each Fund’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including those days when foreign markets are closed. For purposes of calculating the NAV for all funds except for the PL Money Market Fund, the Funds’ holdings are valued using pricing data as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time, although it occasionally closes earlier. If the NYSE or other domestic exchange that normally closes at or before 4:00 p.m. Eastern time, closes later than 4:00 p.m. Eastern time, the closing prices of such domestic exchanges will be used to determine the Fund’s NAV. The NAV of the PL Money Market Fund is calculated based on its holdings valued at amortized cost, which approximates market value.
     The value of each security and other investment instruments (collectively “holdings”) is based on actual market value or fair value.
     Market Value
     Pricing data is obtained from various sources approved by the Board of Trustees (the “Board”). For purposes of calculating the NAV:
     Domestic equity holdings are generally valued at the last reported sale price received shortly after the close of the NYSE and do not normally take into account trading, clearances or settlements that take place after the NYSE close.
     Foreign equity holdings are generally valued at their last reported sales price on a principal exchange.
     Foreign holdings are normally priced using data reflecting the closing of the principal markets or market participants for those holdings, which may be earlier than the NYSE. Quotations of foreign holdings in foreign currencies and those valued using foreign currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.
     Fixed income holdings, including domestic and foreign holdings, are generally valued using the mean between the most recent bid and ask prices provided by approved pricing and quotation services which are based on evaluated prices determined from various observable market and other factors. Certain bonds are valued by a benchmark, matrix, or other pricing methods and processes under procedures approved by the Board. If bid and ask prices are not available, holdings may be valued at bid prices or evaluated prices. Pricing data used is generally as of the NYSE close, or, if not available, data reflecting the closing of the principal markets or market participants for those holdings, which may be earlier than the NYSE.
     Money market instruments and short-term holdings maturing within 60 days are valued at amortized cost, which approximates market value.
     Over the Counter (“OTC”) holdings, including option contracts and other equity holdings, and listed holdings for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from a quotation and/or valuation reporting system, from established market makers, or from broker-dealers. OTC swap contracts are generally valued by approved pricing and quotation services which are based on evaluated prices determined from various observable market and other factors. Certain OTC swap contracts are valued by other pricing methods and processes under the procedures approved by the Board.
     Fair Value Under The Procedures Established By The Board
     In the event that market quotations are not readily available, (i.e., approved pricing services or dealers do not provide a valuation for a particular holding), the valuations are deemed unreliable or inaccurate, or if events that could materially affect the NAV occur after the close of the principal market for a particular holding but before each Fund values its assets, the holdings may be valued at their fair value, as determined in good faith pursuant to procedures adopted by and/or methodologies approved by the Board and in accordance with the provisions of the Investment Company Act of 1940 (“1940 Act”).
     As a general principle, the fair value of a holding is the amount which the Funds might reasonably expect to receive for the holding upon its current sale. In determining the fair value of holdings, the Funds may consider a variety of factors, including information that becomes known after the close of the NYSE, and the values that are determined will be deemed to be the price as of the time of close of the NYSE. Fair valuations will also be used when events significantly affecting the values of a Fund’s foreign holdings occur between the close of foreign markets and the close of regular trading on the NYSE; or when, under a Fund’s procedures, the closing price of a foreign holding is deemed unreliable. All of these events could materially affect a Fund’s NAV.

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2009 (Unaudited)
     The Trust has retained a statistical research service to assist in determining the fair value of foreign holdings as approved by the Board. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine fair values for certain foreign holdings. In light of the subjectivity and judgment involved in making fair value determinations, fair value may not be indicative of the particular amount for which the Funds could obtain upon its current sale of that holding.
2. INVESTMENTS AND RISKS
     General Investment Risks
     An investment in each Fund represents an indirect investment in the holdings owned by that Fund. The value of these holdings may move up or down, sometimes rapidly and unpredictably. An investment in the Funds at any point in time may be worth more or less than the original investment. Investments in the Funds may be affected by general economic and market conditions, government and political events, investor perceptions, changes in interest rates and market liquidity.
     The price of equity holdings changes in response to many factors, including a company’s historical and prospective earnings, the value of its assets, and many of the factors noted above.
     Fixed income (debt) holdings are affected primarily by the financial condition of the companies that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on the holdings. A fixed income (debt) holding’s issuer (including borrowers) may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high yield/high-risk bonds, i.e. bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or no rating, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt holdings may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other holdings, and it may be difficult to value these instruments because of a thin secondary market.
     There are certain additional risks involved in investing in foreign securities that are not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.
     Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of the Trust’s assets. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of a Fund’s holdings may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those holdings. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair a manager’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.
     Each Fund may not invest in illiquid securities and illiquid bank loans (collectively, “illiquid holdings”) if as a result of such investment, more than 15% (10% for the PL Money Market Fund) of its net assets (taken at market value at the time of such investment) would be invested in illiquid holdings. The term “illiquid holdings” for this purpose means holdings that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. The market value of illiquid holdings held by each Fund as of December 31, 2009 was less than 15% (10% for the PL Money Market Fund) of its net assets. Illiquid holdings may be difficult to value and difficult to sell, which means a Fund may not be able to sell such holding quickly for its full value.
     Senior Loan Participations and Assignments
     Certain Funds may invest in floating rate senior loans (“Senior Loans”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior secured floating rate loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, cannot be predicted with accuracy, as a result, the actual maturity may be substantially less than the stated maturities. Senior loans are exempt from registration under the 1933 Act, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2009 (Unaudited)
     When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.
     When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the borrower directly. When holding a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance of the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of December 31, 2009, no Senior Loan Notes were held on participation.
     Inflation-Indexed Bonds
     Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment of interest income in the Statements of Operations.
     Mortgage-Related and Other Asset-Backed Securities
     Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. A collateralized obligation is a debt security issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that is collateralized by a portfolio or pool of mortgages, mortgage passthrough securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.
     Mortgage dollar rolls, principally using To Be Announced (“TBA”) securities, involve a Fund selling mortgage-backed securities for delivery in the current month and simultaneously contracting to repurchase similar, but not identical securities at an agreed-upon price on a fixed date in the future. A Fund accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities.
     SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are included in interest income in the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income in the Statements of Operations. Payments received from POs are treated as reductions to the cost and par value of the securities. Any principal paydown gains or losses associated with the payments received are reported as interest income in the Statements of Operations.
     Government Sponsored Enterprise Securities
     Certain Funds may invest in securities issued by the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and similar U.S. Government sponsored entities such as Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Banks (“FHLBs”). Although chartered and sponsored by Congress, such entities are generally not funded by Congressional appropriations. The debt and mortgage-backed securities issued by these entities are neither guaranteed nor insured by the U.S. Government. As such,

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2009 (Unaudited)
securities issued by these entities are typically supported only by the credit of the issuing entity, which depends entirely on its own resources to repay the debt, subject to the risk of default.
     However, on September 6, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship. As the conservator, FHFA succeeded to all rights, titles, powers and privileges of Fannie Mae and Freddie Mac and of any stockholder, officer or director of Fannie Mae and Freddie Mac with respect to those applicable entities and their respective assets. FHFA selected a new chief executive officer and chairman of the board of directors of Fannie Mae and Freddie Mac.
     On September 7, 2008, the U.S. Treasury announced three additional steps taken by it in connection with the conservatorship. First, the U.S. Treasury entered into a Senior Preferred Stock Purchase Agreement (“Purchase Agreements”) with Fannie Mae and Freddie Mac pursuant to which the U.S. Treasury would purchase up to an aggregate of $100 billion of each of Fannie Mae and Freddie Mac to maintain a positive net worth in each entity. The agreements contain various covenants that severely limit each entity’s operations. In exchange for entering into these agreements, the U.S. Treasury received $1 billion of each entity’s senior preferred stock and warrants to purchase 79.9% of each entity’s common stock. Second, the U.S. Treasury announced the creation of a new secured lending facility which is available to both Fannie Mae and Freddie Mac as a liquidity backstop. Third, the U.S. Treasury announced the creation of a temporary program to purchase mortgage-backed securities issued by Fannie Mae and Freddie Mac. Both the liquidity backstop and the mortgage-backed securities purchase program expired on December 31, 2009. Fannie Mae and Freddie Mac are continuing to operate while in conservatorship and each remains liable for each of its respective obligations, including guaranty obligations, associated with its mortgage-backed securities.
     On May 6, 2009, the U.S. Treasury and FHFA, acting on behalf of Fannie Mae and Freddie Mac in its capacity as Conservator, amended the Purchase Agreements, to among other items: (i) increase the funding available under the Purchase Agreement from $100 billion to $200 billion; (ii) increase the limit on mortgage-related investments portfolio as of December 31, 2009 from $850 billion to $900 billion; and (iii) revise the limit on the aggregate indebtedness and the method of calculating such limit for both Fannie Mae and Freddie Mac.
     On December 24, 2009, the Purchase Agreements were amended again to allow the Treasury’s funding commitment to increase from $200 billion to such amount as necessary to accommodate any cumulative reduction in net worth over the next three years. At the conclusion of the three-year period, the remaining commitment will be fully available to be drawn per the terms of the agreement.
     When-Issued Securities
     Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.
     Delayed-Delivery Transactions
     Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.
     Short Sales
     Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.
     When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2009 (Unaudited)
sale transactions and the interest and dividends payable on such securities, if any, are reflected as a liability in the Statements of Assets and Liabilities.
     The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a Fund’s exposure to long equity positions. Leverage could magnify gains or losses and, therefore, increase a Fund’s volatility.
     Repurchase Agreements
     Certain Funds may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Fund are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s Investors Service, Inc. (“Moody’s”) or AAA, AA or A by Standard & Poor’s Corporation (“S&P”)) or, if not rated by Moody’s or S&P, are of equivalent investment quality as determined by the investment adviser or the applicable portfolio manager. Such collateral is in the possession of the Funds’ custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.
     Derivative Instruments
     Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps and credit default swaps (See Note 4 for a detailed discussion on derivative instruments).
3. FAIR VALUE MEASUREMENTS
     Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes and requires the Trust to characterize its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
• Level 1 —	Quoted prices in active markets for identical holdings

• Level 2 —	Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 —	Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing each Fund’s holdings are not necessarily an indication of the risks associated with investing in those holdings. For example, money market holdings are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a holding, but since the value is not obtained from a quoted price in an active market, such holdings are reflected as Level 2. Foreign holdings that are valued with the assistance of a statistical research service (as described under “Fund Valuation” above) are reflected as Level 2. For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in/out of Level 3 during the period.
     The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities in accordance with the additional guidance under U.S. GAAP:
     Equity Securities (Common and Preferred Stock) — Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     U.S. Treasury Obligations — U.S. Treasuries are fair valued based on a pricing model that evaluates the mean between the most recently published bid and ask price. The model also takes into consideration data received from active market makers and inter-broker-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2009 (Unaudited)
     Government Sponsored Enterprise and Mortgage-Backed Securities – Government sponsored enterprise and mortgage-backed securities are fair valued using a pricing model based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, and the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of Government sponsored entities and mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.
     Municipal Bonds – Municipal bonds are fair valued based on a pricing model that takes into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Foreign Government Bonds and Notes – Foreign government bonds and notes are fair valued based on a discounted cash flow model that incorporates option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Corporate Bonds – Corporate bonds held by the Funds are generally comprised of two main categories consisting of investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and options adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Asset-Backed Securities and Collateralized Mortgage Obligations – Asset-backed securities and collateralized mortgage obligations are fair valued using a pricing model based on a security’s average life volatility. The model also takes into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and by a discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     Derivative Instruments – Listed derivatives, such as futures contracts, that are actively traded on a national securities exchange are fair valued based on quoted prices from the applicable exchange and are categorized as Level 1. The fair values of over the counter (“OTC”) derivatives including, forwards, swaps, certain option contracts, and commodities can differ based on the type of derivative instrument and the terms of the transaction. OTC derivatives are fair valued using various inputs including, quotations from various broker-dealers and counterparties, and pricing models that use certain observable inputs such as the creditworthiness of the counterparties, default probabilities, yield curves and credit curves. The pricing models utilized generally do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets. As a result, a majority of the Trust’s derivative instruments are categorized as Level 2. If the pricing inputs used are not observable, the fair values would be categorized as Level 3.
     Senior Loan Notes – Senior loan notes are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of senior loan notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.
     The following is a summary of the Trust’s holdings as categorized under the three-tier hierarchy of inputs used in valuing the Trust’s assets and liabilities as of December 31, 2009:

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	December 31, 2009	Price	Input	Input
PL Portfolio Optimization Conservative
Assets Affiliated Mutual Funds	$137,995,841	$137,995,841	$—	$—

Total	$137,995,841	$137,995,841	$—	$—

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2009 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	December 31, 2009	Price	Input	Input
PL Portfolio Optimization Moderate-Conservative
Assets Affiliated Mutual Funds	$155,027,822	$155,027,822	$—	$—
Short-Term Investment	433,051	433,051	—	—

Total	$155,460,873	$155,460,873	$—	$—

PL Portfolio Optimization Moderate
Assets Affiliated Mutual Funds	$489,344,105	$489,344,105	$—	$—
Short-Term Investment	238,245	238,245	—	—

Total	$489,582,350	$489,582,350	$—	$—

PL Portfolio Optimization Moderate-Aggressive
Assets Affiliated Mutual Funds	$464,422,920	$464,422,920	$—	$—
Short-Term Investment	502,885	502,885	—	—

Total	$464,925,805	$464,925,805	$—	$—

PL Portfolio Optimization Aggressive
Assets Affiliated Mutual Funds	$191,301,490	$191,301,490	$—	$—
Short-Term Investment	187,785	187,785	—	—

Total	$191,489,275	$191,489,275	$—	$—

PL Money Market
Assets Short-Term Investments	$40,282,140	$2,934,059	$37,348,081	$—

PL Small-Cap Growth
Assets Common Stocks*	$22,847,582	$22,847,582	$—	$—
Short-Term Investment	1,277,001	1,277,001	—	—

Total	$24,124,583	$24,124,583	$—	$—

PL International Value
Assets Rights*	$—	$—	$—	$—
Common Stocks
Australia	4,483,272	—	4,483,272	—
Austria	447,537	—	447,537	—
Bermuda	651,672	—	651,672	—
Canada	1,546,510	1,546,510	—	—
Denmark	815,506	—	815,506	—
Finland	918,029	—	918,029	—
France	9,793,834	—	9,793,834	—
Germany	9,316,154	—	9,316,154	—
Hong Kong	409,518	—	409,518	—
Italy	3,211,125	—	3,211,125	—
Japan	14,001,216	—	14,001,216	—
Netherlands	1,808,111	—	1,808,111	—
New Zealand	692,806	—	692,806	—
Norway	714,520	—	714,520	—
Spain	2,867,837	—	2,867,837	—
Sweden	536,238	—	536,238	—
Switzerland	3,790,708	—	3,790,708	—
United Kingdom	18,654,139	—	18,647,249	6,890

	74,658,732	1,546,510	73,105,332	6,890

Short-Term Investment	2,320,316	2,320,316	—	—
Investments in Other Financial Instruments**	32,111	32,111	—	—

Total	$77,011,159	$3,898,937	$73,105,332	$6,890

PL Large-Cap Value
Assets Convertible Preferred Stocks*	$534,136	$534,136	$—	$—
Common Stocks
Consumer Discretionary	22,339,649	20,170,273	2,169,376	—
Consumer Staples	21,790,897	21,790,897	—	—
Energy	21,813,350	21,813,350	—	—
Financials	31,018,925	31,018,925	—	—
Health Care	14,944,493	13,342,102	1,602,391	—
Industrials	8,241,251	8,241,251	—	—
Information Technology	8,427,096	8,427,096	—	—
Materials	2,196,726	2,196,726	—	—

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2009 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	December 31, 2009	Price	Input	Input
PL Large-Cap Value (Continued)
Assets Telecommunication Services	$7,378,810	$7,378,810	$—	$—
Utilities	3,522,819	3,522,819	—	—

	141,674,016	137,902,249	3,771,767	—

Short-Term Investment	6,073,576	6,073,576	—	—

Total	$148,281,728	$144,509,961	$3,771,767	$—

PL Short Duration Bond
Assets Corporate Bonds & Notes	$26,067,719	$—	$26,067,719	$—
Mortgage-Backed Securities	14,398,606	—	14,398,606	—
Asset-Backed Securities	2,123,280	—	2,123,280	—
U.S. Government Agency Issues	12,630,712	—	12,630,712	—
U.S. Treasury Obligations	7,025,672	—	7,025,672	—
Foreign Government Bonds & Notes	405,088	—	405,088	—
Short-Term Investment	5,954,011	5,954,011	—	—
Investments in Other Financial Instruments**	154,225	154,225	—	—

	68,759,313	6,108,236	62,651,077	—

Liabilities Investments in Other Financial Instruments**	(145,281)	(145,281)	—	—

Total	$68,614,032	$5,962,955	$62,651,077	$—

PL Floating Rate Loan
Assets Senior Loan Notes	$41,713,560	$—	$41,713,560	$—
Short-Term Investment	10,815,330	10,815,330	—	—

Total	$52,528,890	$10,815,330	$41,713,560	$—

PL Growth LT
Assets Convertible Preferred Stocks*	$310,560	$310,560	$—	$—
Preferred Stocks*	1,498,529	1,498,529	—	—
Common Stocks
Consumer Discretionary	3,857,694	2,751,346	1,106,348	—
Consumer Staples	10,705,983	3,699,445	7,006,538	—
Energy	6,655,171	6,655,171	—	—
Financials	6,229,131	6,229,131	—	—
Health Care	9,033,614	7,855,335	1,178,279	—
Industrials	8,356,671	8,356,671	—	—
Information Technology	24,951,081	24,192,358	758,723	—
Materials	3,430,999	3,430,999	—	—
Telecommunication Services	3,330,698	3,330,698	—	—
Utilities	528,982	528,982	—	—

	77,080,024	67,030,136	10,049,888	—

Short-Term Investment	4,498,276	4,498,276	—	—
Investments in Other Financial Instruments**	167,922	—	167,922	—

	83,555,311	73,337,501	10,217,810	—

Liabilities Investments in Other Financial Instruments**	(351)	(351)	—	—

Total	$83,554,960	$73,337,150	$10,217,810	$—

PL Mid-Cap Equity
Assets Common Stocks*	$91,161,701	$91,161,701	$—	$—
Short-Term Investment	3,423,263	3,423,263	—	—

Total	$94,584,964	$94,584,964	$—	$—

PL International Large-Cap
Assets Common Stocks
Austria	$515,988	$—	$515,988	$—
Bermuda	757,429	—	757,429	—
Canada	2,421,738	2,421,738	—	—
Czech Republic	645,191	—	645,191	—
France	18,959,328	—	18,959,328	—
Germany	11,681,316	—	11,681,316	—
Hong Kong	613,829	—	613,829	—
India	1,568,563	1,568,563	—	—
Italy	712,182	—	712,182	—
Japan	11,323,818	—	11,323,818	—
Mexico	768,593	768,593	—	—

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2009 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	December 31, 2009	Price	Input	Input
PL International Large-Cap (Continued)
Assets Netherlands	$7,215,242	$—	$7,215,242	$—
Singapore	1,033,864	—	1,033,864	—
South Africa	624,717	—	624,717	—
South Korea	1,394,089	—	1,394,089	—
Switzerland	15,074,178	1,523,638	13,550,540	—
Taiwan	1,237,922	1,237,922	—	—
United Kingdom	18,304,310	—	18,304,310	—
United States	2,118,393	—	2,118,393	—

	96,970,690	7,520,454	89,450,236	—

Short-Term Investment	1,981,375	1,981,375	—	—

Total	$98,952,065	$9,501,829	$89,450,236	$—

PL Small-Cap Value
Assets Common Stocks*	$33,450,037	$33,450,037	$—	$—
Short-Term Investment	2,185,433	2,185,433	—	—

Total	$35,635,470	$35,635,470	$—	$—

PL Main Street Core
Assets Common Stocks*	$129,933,179	$129,933,179	$—	$—
Short-Term Investment	2,846,441	2,846,441	—	—

Total	$132,779,620	$132,779,620	$—	$—

PL Emerging Markets
Assets Preferred Stocks*	$3,165,419	$3,165,419	$—	$—
Common Stocks
Bermuda	311,368	223,358	88,010	—
Brazil	2,634,867	2,634,867	—	—
Canada	150,538	150,538	—	—
Cayman	1,306,452	748,341	558,111	—
Chile	698,339	698,339	—	—
China	771,477	—	771,477	—
Colombia	487,638	487,638	—	—
Denmark	566,833	—	566,833	—
Egypt	1,167,556	—	1,167,556	—
France	78,501	78,501	—	—
Hong Kong	3,901,226	—	3,901,226	—
India	5,476,393	1,092,672	4,383,721	—
Indonesia	1,190,481	—	1,190,481	—
Kenya	28,977	—	28,977	—
Luxembourg	794,595	520,330	274,265	—
Mexico	3,915,908	3,915,908	—	—
Norway	101,118	—	101,118	—
Philippines	1,186,991	—	1,186,991	—
Russia	2,409,155	—	2,004,164	404,991
South Africa	2,238,308	—	2,238,308	—
South Korea	1,854,549	—	1,854,549	—
Taiwan	3,100,318	83,490	3,016,828	—
Turkey	1,959,381	—	1,959,381	—
United Arab Emirates	121,120	—	121,120	—
United Kingdom	2,176,973	—	2,176,973	—
United States	234,848	234,848	—	—

	38,863,910	10,868,830	27,590,089	404,991

Short-Term Investment	1,181,596	1,181,596	—	—

Total	$43,210,925	$15,215,845	$27,590,089	$404,991

PL Managed Bond
Assets Convertible Preferred Stocks*	$2,854,339	$2,854,339	$—	$—
Preferred Stocks*	8,800	8,800	—	—
Corporate Bonds & Notes	62,687,911	—	61,607,833	1,080,078
Mortgage-Backed Securities	57,467,091	—	54,237,091	3,230,000
Asset-Backed Securities	1,252,467	—	1,252,467	—
U.S. Government Agency Issues	1,203,148	—	1,203,148	—

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2009 (Unaudited)

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Funds	December 31, 2009	Price	Input	Input
PL Managed Bond (Continued)
Assets U.S. Treasury Obligations	$34,369,111	$—	$34,369,111	$—
Foreign Government Bonds & Notes	1,696,450	—	1,696,450	—
Municipal Bonds	4,393,139	—	4,393,139	—
Short-Term Investments	65,239,689	1,960,590	63,279,099	—
Investments in Other Financial Instruments**	3,250,154	243,341	3,006,813	—

	234,422,299	5,067,070	225,045,151	4,310,078

Liabilities Investments in Other Financial Instruments**	(1,696,068)	$(452,983)	(1,243,085)	—

Total	$232,726,231	$4,614,087	$223,802,066	$4,310,078

PL Inflation Managed
Assets Convertible Preferred Stocks*	$91,800	$91,800	$—	$—
Corporate Bonds & Notes	11,842,262	—	11,842,262	—
Mortgage-Backed Securities	2,135,618	—	2,135,618	—
Asset-Backed Securities	3,538,463	—	3,538,463	—
U.S. Government Agency Issue	146,041	—	146,041	—
U.S. Treasury Obligations	110,464,719	—	110,464,719	—
Foreign Government Bonds & Notes	1,060,572	—	1,060,572	—
Municipal Bonds	151,914	—	151,914	—
Short-Term Investments	5,006,403	1,105,403	3,901,000	—
Investments in Other Financial Instruments**	568,868	293,885	148,686	126,297

	135,006,660	1,491,088	133,389,275	126,297

Liabilities Investments in Other Financial Instruments**	(380,683)	(10,393)	(362,778)	(7,512)

Total	$134,625,977	$1,480,695	$133,026,497	$118,785

PL Large-Cap Growth
Assets Common Stocks*	$55,347,840	$55,347,840	$—	$—
Exchange-Traded Fund	264,205	264,205	—	—
Short-Term Investment	432	432	—	—

Total	$55,612,477	$55,612,477	$—	$—

PL Comstock
Assets Convertible Preferred Stocks*	$268,560	$268,560	$—	$—
Common Stocks*	110,134,423	110,134,423	—	—
Short-Term Investment	5,085,395	5,085,395	—	—

Total	$115,488,378	$115,488,378	$—	$—

PL Mid-Cap Growth
Assets Convertible Preferred Stocks*	$242,616	$—	$—	$242,616
Common Stocks
Consumer Discretionary	13,850,091	12,079,725	1,770,366	—
Consumer Staples	785,245	785,245	—	—
Energy	3,733,279	3,733,279	—	—
Financials	5,750,603	5,750,603	—	—
Health Care	4,704,549	4,704,549	—	—
Industrials	6,875,698	5,749,826	1,125,872	—
Information Technology	10,703,212	9,705,892	997,320	—
Materials	3,618,244	3,618,244	—	—
Telecommunication Services	486,071	486,071	—	—

	50,506,992	46,613,434	3,893,558	—

Short-Term Investment	987,154	987,154	—	—

Total	$51,736,762	$47,600,588	$3,893,558	$242,616

PL Real Estate
Assets Common Stocks*	$31,946,609	$31,946,609	$—	$—
Short-Term Investment	646,029	646,029	—	—

Total	$32,592,638	$32,592,638	$—	$—

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2009 (Unaudited)
     The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the Trust’s assets and liabilities for the nine-month period ended December 31, 2009:

								Change in Net
								Unrealized
								Appreciation
					Total Change			(Depreciation)
					in Net	Transfers		on Level 3
	Value,	Net	Accrued	Total Net	Unrealized	In and/		Holdings Held at
	Beginning	Purchases	Discounts	Realized Gains	Appreciation	or Out of	Value,	the End of Period
Funds	of Period	(Sales)	(Premiums)	(Losses)	(Depreciation)	Level 3	End of Period	if Applicable

PL International Value
Common Stocks*
United Kingdom	$—	$6,984	$—	$—	$(94)	$—	$6,890	$(94)

PL Main Street Core
Common Stocks*
Financials	$8	$(39)	$—	$39	$(8)	$—	$—	$(8)

PL Emerging Markets
Common Stocks*
Russia	$—	$(218,727)	$—	$48,520	$329,448	$245,750	$404,991	$329,448

PL Managed Bond
Corporate Bonds & Notes	$—	$1,100,000	$—	$—	$(19,922)	$—	$1,080,078	$(19,923)
Mortgage-Backed Securities	—	—	—	—	167,875	3,062,125	3,230,000	167,875
Other Financial Instruments**	1,003,023	(1,002,725)	—	$1,002,577	(1,002,875)	—	—	—

	$1,003,023	$97,275	$—	$1,002,577	$(854,922)	$3,062,125	$4,310,078	$147,952

PL Inflation Managed
Other Financial Instruments**	$246,309	$(174,687)	$—	$171,183	$(124,020)	$—	$118,785	$22,610

PL Mid-Cap Growth
Convertible Preferred Stocks	$132,336	$—	$—	$—	$110,280	$—	$242,616	$110,280

*	For Funds that have their equity securities categorized in a single level, refer to their respective schedule of investments for further industry breakout.

**	Investments in other financial instruments include open futures contracts, swap contracts, purchased options, written options, and forward foreign currency contracts, if any.
4. DERIVATIVE INVESTMENT HOLDINGS CATEGORIZED BY RISK EXPOSURE
     Effective April 1, 2009, the Trust implemented new guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 815, Derivatives and Hedging (“ASC 815”). The new guidance requires all entities to enhance disclosures in its financial statements about its derivative and hedging activities to enable financial statement users to understand how and why the entity uses derivative investments to manage risks, how derivative investments are accounted for, and how derivative investments affect the entity’s financial position, results of operations, and cash flows.
     Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks. The derivative investment holdings as of December 31, 2009 as disclosed in the Notes to Schedule of Investments and the amounts of realized gains and losses and changes in unrealized appreciation and depreciation on derivative investment holdings during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivatives activity for the Trust.
     Market Risks Managed By Investing In Derivatives
     Interest rate risk – A Fund may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.
     Foreign investments and currency risk – A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2009 (Unaudited)
rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and currencies.
     Price volatility risk – Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.
     Credit and Counterparty risk – Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g. may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in fixed income (debt) holdings may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality. Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consists mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit and counterparty risks to the Funds by performing extensive reviews of each counterpart entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.
     A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.
     Credit Related Contingent Features
     Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association, Inc. Master Agreements and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. These provisions reduce the counterparty risk associated with relevant transactions by allowing a Fund or its counterparty to elect to terminate early and cause settlement of all outstanding transactions by allowing a Fund to elect to terminate early and cause settlement of all outstanding transactions if a triggering event occurs under the applicable Master Agreement. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in its net assets, decline in credit rating or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow a Fund or its counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the other party. To reduce credit and counterparty risk associated with ISDA transactions, a Fund may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2009 (Unaudited)
     Futures Contracts
     In the normal course of pursuing their investment objectives, certain Funds are subject to price volatility, interest rate, currency, credit and other risks relating to a Fund’s investments. Certain Funds may enter into futures contracts to manage these risks, and may also use futures for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging, or to otherwise help achieve a Fund’s investment goal. Futures contracts are also subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Futures present minimal counterparty credit risk since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
     Options Contracts
     In the normal course of pursuing their investment objectives, certain Funds are subject to price volatility risk, interest rate risk, and foreign investments and currency risk. Certain Funds may enter into options contracts to manage these risks, and may also write and/or purchase call and put options on securities, futures, interest rate swaps, or currencies for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or to otherwise help achieve a Fund’s investment goal. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call or put option, an amount equal to the premium received or paid by the Fund is included in a Fund’s Statement of Assets and Liabilities as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying the written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.
     Forward Foreign Currency Contracts
     In the normal course of pursuing their investment objectives, certain Funds are subject to foreign investment and currency risk, the risk that counterparties are unable to meet the terms of the contracts or that the value of the foreign currencies change unfavorably versus the U.S. dollar. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for the purpose of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or to otherwise help achieve a Fund’s investment goals. Forward foreign currency contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable translation rates. A Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
     Swaps
     Swaps involve commitments to exchange components of income (generally interest or returns) pegged to specified underlying assets based on a notional principal amount. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.
     Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Unrealized appreciation is recorded as an asset and unrealized depreciation is recorded as a liability on the Statements of Assets and Liabilities. The

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2009 (Unaudited)
change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation in the Statements of Operations. Payments received or made at the beginning of the measurement period are reflected as such in the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are included in the calculation of realized gain or loss in the Statements of Operations, when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statements of Operations. Net periodic payments received by the Funds are included as part of realized gain or loss in the Statements of Operations.
     Interest Rate Swaps
     In the normal course of pursuing their investment objectives, certain Funds may invest in interest rate swaps to manage interest rate risk or for purposes of hedging, duration management, as a substitute for securities, to increase returns, or to otherwise help achieve a Fund’s investment goals. Because certain Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain Funds may enter into interest rate swap agreements. Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets. A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
     Credit Default Swaps
     In the normal course of pursuing their investment objectives, certain Funds may invest in credit default swaps to manage credit risk or for purposes of hedging, as a substitute for securities, to increase returns, or to otherwise help achieve a Fund’s investment goals. A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.
     If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
     Credit default swap agreements on corporate issues or sovereign issues of an emerging country involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2009 (Unaudited)
event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.
     Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
     Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swap to achieve a similar effect.
     Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
     A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks. A Fund may also use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.
     A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.
     The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to the Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2009 (Unaudited)
Notional amounts of all credit default swap agreements outstanding as of December 31, 2009 for which a Fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.
     Total Return Swaps
     In the normal course of pursuing their investment objectives, certain Funds may invest in total return swaps. A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.
     The following is a summary of each Fund’s derivative investments not accounted for as hedging investments under ASC 815, categorized by primary risk exposure as of December 31, 2009:

	Asset Derivative Investments Value
			Interest		Foreign
	Total Value at	Equity	Rate	Credit	Exchange
Fund	December 31, 2009	Contracts	Contracts	Contracts	Contracts

PL International Value	$32,111	$32,111	$—	$—	$—
PL Short Duration Bond	154,225	—	154,225	—	—
PL Growth LT	167,922	—	—	—	167,922
PL Managed Bond	3,250,154	—	2,693,302	271,879	284,973
PL Inflation Managed	568,868	—	524,719	4,119	40,030

	Liability Derivative Investments Value
			Interest		Foreign
	Total Value at	Equity	Rate	Credit	Exchange
Fund	December 31, 2009	Contracts	Contracts	Contracts	Contracts

PL Short Duration Bond	$(145,281)	$—	$(145,281)	$—	$—
PL Growth LT	(351)	(351)	—	—	—
PL Managed Bond	(1,696,068)	—	(1,596,555)	(50,606)	(48,907)
PL Inflation Managed	(380,683)	—	(217,718)	(131,856)	(31,109)

5. FEDERAL INCOME TAX INFORMATION
     The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of December 31, 2009, were as follows:

		Gross	Gross	Net Unrealized	Net Unrealized	Net
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Unrealized
	Investments	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Funds	on Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)

PL Portfolio Optimization Conservative	$133,888,623	$4,107,218	$—	$4,107,218	$—	$4,107,218
PL Portfolio Optimization Moderate-Conservative	155,139,808	1,624,309	(1,303,244)	321,065	—	321,065
PL Portfolio Optimization Moderate	508,625,477	9,629,334	(28,672,461)	(19,043,127)	—	(19,043,127)
PL Portfolio Optimization Moderate-Aggressive	496,941,062	11,562,637	(43,577,894)	(32,015,257)	—	(32,015,257)
PL Portfolio Optimization Aggressive	206,202,572	9,341,609	(24,054,906)	(14,713,297)	—	(14,713,297)
PL Money Market	40,282,140	—	—	—	—	—
PL Small-Cap Growth	20,014,840	4,416,844	(307,101)	4,109,743	—	4,109,743
PL International Value	74,500,831	8,593,058	(6,114,841)	2,478,217	32,867	2,511,084
PL Large-Cap Value	135,164,082	16,020,149	(2,902,503)	13,117,646	694	13,118,340
PL Short Duration Bond	68,084,833	802,691	(282,436)	520,255	8,944	529,199
PL Floating Rate Loan	51,926,902	1,206,560	(604,572)	601,988	—	601,988

PACIFIC LIFE FUNDS
Supplemental Notes to Schedules of Investments (Continued)
December 31, 2009 (Unaudited)

		Gross	Gross	Net Unrealized	Net Unrealized	Net
	Total Cost of	Unrealized	Unrealized	Appreciation	Appreciation	Unrealized
	Investments	Appreciation	Depreciation	(Depreciation)	(Depreciation)	Appreciation
Funds	on Tax Basis	on Investments	on Investments	on Investments	on Other (1)	(Depreciation)

PL Growth LT	$67,588,575	$16,509,659	$(710,845)	$15,798,814	$185,102	$15,983,916
PL Mid-Cap Equity	84,693,536	11,681,302	(1,789,874)	9,891,428	—	9,891,428
PL International Large-Cap	89,201,886	14,316,239	(4,566,060)	9,750,179	6,084	9,756,263
PL Small-Cap Value	32,751,828	4,670,834	(1,787,192)	2,883,642	—	2,883,642
PL Main Street Core	116,429,022	16,660,677	(310,079)	16,350,598	—	16,350,598
PL Emerging Markets	29,609,276	14,058,511	(456,862)	13,601,649	(1,463)	13,600,186
PL Managed Bond	233,665,505	5,297,369	(7,790,729)	(2,493,360)	2,396,765	(96,595)
PL Inflation Managed	135,629,453	4,601,425	(5,793,086)	(1,191,661)	450,435	(741,226)
PL Large-Cap Growth	43,944,802	11,681,530	(13,855)	11,667,675	—	11,667,675
PL Comstock	111,437,136	8,182,135	(4,130,893)	4,051,242	—	4,051,242
PL Mid-Cap Growth	43,923,380	9,549,144	(1,735,762)	7,813,382	16	7,813,398
PL Real Estate	27,264,623	5,726,123	(398,108)	5,328,015	(370)	5,327,645

(1)	Other includes net appreciation or depreciation on derivatives and assets and liabilities in foreign currencies.

Item 2. Controls and Procedures.
(a)	The Chief Executive Officer, President and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds

By:	/s/ Mark W. Holmlund Mark W. Holmlund
President

Date:	2/25/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown Mary Ann Brown
Chief Executive Officer

Date:	2/25/10

By:	/s/ Mark W. Holmlund Mark W. Holmlund
President

Date:	2/25/10

By:	/s/ Brian D. Klemens Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	2/25/10